UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	1/31/2019

Item 1. Schedule of Investments

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 96.4%
Asset-Backed Securities 19.0%
Cayman Islands 11.5%
ArrowMark Colorado Holdings, Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.067%(c)	07/15/29	500	$ 498,406
Atlas Senior Loan Fund Ltd., Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	4.079(c)	01/16/30	500	498,542
Bain Capital Credit CLO, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.732(c)	04/23/31	3,500	3,451,173
Ballyrock CLO Ltd., Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.590%	4.377(c)	10/15/28	3,000	3,002,998
Battalion CLO Ltd., Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	4.120(c)	07/18/30	2,000	1,996,689
Benefit Street Partners CLO Ltd.,
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.037(c)	07/15/29	1,250	1,249,339
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.037(c)	10/15/30	750	748,224

Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	4.123(c)	01/17/28	4,000	3,912,554
Canyon Capital CLO Ltd., Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%	4.037(c)	04/15/29	3,750	3,738,632
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.743(c)	04/17/31	9,000	8,879,746
Series 2015-05A, Class A1R, 144A	0.000(cc)	01/20/32	8,500	8,500,000

Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%	3.781(c)	04/20/31	12,500	12,361,487
Catamaran CLO Ltd., Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	4.021(c)	04/22/30	2,500	2,485,888
Cent CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.550(c)	04/30/31	15,000	14,845,858

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.795%(c)	04/26/31	7,000	$ 6,886,408
ICG US CLO Ltd., Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.052(c)	10/23/29	3,500	3,485,607
KVK CLO Ltd., Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650%	4.295(c)	05/20/29	5,000	4,963,465
Mariner CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.881(c)	04/25/31	6,250	6,163,654
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.295(c)	02/20/31	2,000	1,967,282
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.911(c)	07/20/31	2,000	1,974,719

Mountain View CLO Ltd., Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.567(c)	07/15/31	5,750	5,685,806
OCP CLO Ltd., Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	4.047(c)	07/15/30	750	746,196
OZLM Ltd.,
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%	3.853(c)	04/17/31	5,500	5,455,795
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.523(c)	04/17/31	2,000	1,993,348
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.001(c)	10/30/30	1,000	994,965
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.811(c)	04/20/31	5,000	4,950,545
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	4.411(c)	04/20/31	3,000	2,964,170
Palmer Square CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.946(c)	05/21/29	3,750	3,749,460
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	4.046(c)	07/20/30	1,750	1,747,977

Regatta Funding Ltd., Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	4.023(c)	10/17/30	2,000	1,987,855

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.689%(c)	05/07/31	5,000	$ 4,942,555
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.289(c)	05/07/31	6,500	6,425,973

Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	4.001(c)	07/20/30	500	497,806
Sound Point CLO Ltd.,
Series 2016-02A, Class A, 144A, 3 Month LIBOR + 1.660%	4.421(c)	10/20/28	1,000	1,001,506
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.981(c)	10/20/30	500	499,652

Structured Asset Investment Loan Trust, Series 2003-BC09, Class 2A, 1 Month LIBOR + 0.950%	3.460(c)	08/25/33	1,778	1,758,533
TCW CLO Ltd., Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.821(c)	04/25/31	15,000	14,797,678
Telos CLO Ltd., Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	4.073(c)	07/17/26	1,000	999,594
TIAA CLO Ltd., Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.961(c)	07/20/31	2,000	1,980,346
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%	4.061(c)	07/20/27	5,188	5,077,017
Trinitas CLO Ltd.,
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	4.187(c)	07/15/27	5,000	4,914,143
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	4.471(c)	10/25/28	3,000	3,002,544
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	4.091(c)	07/25/29	2,500	2,496,208

Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	4.287(c)	04/15/29	3,700	3,655,626
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.741(c)	04/25/31	4,500	4,438,696

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Wellfleet CLO Ltd.,
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.011%(c)	10/20/29		1,500	$ 1,493,123
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.923(c)	01/17/31		2,500	2,471,492

York CLO Ltd., Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.911(c)	01/22/31		5,000	4,952,483
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.977(c)	07/15/31		8,500	8,329,226
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	4.157(c)	07/15/29		4,250	4,252,361
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	4.077(c)	04/15/30		750	750,047
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.737(c)	04/15/29		7,250	7,178,184
					207,801,581
Ireland 0.9%
Arbour CLO Ltd., Series 2018-03A, Class B1R, 144A	1.920(cc)	03/15/29	EUR	4,000	4,571,322
Armada Euro CLO,
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760(c)	11/15/31	EUR	5,500	6,208,108
Series 2018-02A, Class A3, 144A	1.500(cc)	11/15/31	EUR	1,500	1,714,586

Oak Hill European Credit Partners, Series 2017-6A, Class A2, 144A	1.150	01/20/32	EUR	3,000	3,437,224
					15,931,240
Netherlands 0.1%
St Paul’s CLO DAC, Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,140,829
Spain 0.5%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	8,104	9,257,650

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
United States 6.0%
ABFC Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	3.210%(c)	06/25/34	824	$ 808,322
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960%	3.470(c)	04/25/35	482	481,761
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.655%	5.165(c)	08/25/32	575	569,959
Series 2002-3, Class M3, 1 Month LIBOR + 2.850%	5.360(c)	08/25/32	290	290,143
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%	3.470(c)	09/25/34	71	70,527
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%	3.335(c)	05/25/34	57	56,693
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360%	2.870(c)	10/25/35	497	497,437

Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.710(c)	05/17/31	15,000	14,757,819
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	03/25/34	164	163,877
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2, 1 Month LIBOR + 0.800%	3.310(c)	05/25/34	228	228,811
Chase Funding Trust, Series 2003-4, Class 2A2, 1 Month LIBOR + 0.600%	3.110(c)	05/25/33	880	856,926
CHEC Loan Trust, Series 2004-1, Class A3, 144A, 1 Month LIBOR + 1.000%	3.510(c)	07/25/34	790	775,982
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.856(c)	10/25/37	1,279	1,287,682
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1, 1 Month LIBOR + 1.500%	4.010(c)	03/25/33	120	119,571
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.670(c)	12/26/46	1,443	1,460,332
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%^	3.902(c)	08/25/37	3,149	3,148,905

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Credit Suisse Mortgage Trust, (cont’d.)
Series 2018-RPL08, Class A1, 144A	4.125%(cc)	07/25/58	3,382	$3,379,497

EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	2.990(c)	01/25/34	771	743,611
Finance America Mortgage Loan Trust, Series 2004-02, Class M1, 1 Month LIBOR + 0.825%	3.335(c)	08/25/34	579	574,061
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060	11/15/30	4,900	4,974,857
Fremont Home Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.675%	3.185(c)	02/25/34	341	334,618
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	3.380(c)	05/25/34	655	645,325

Home Equity Asset Trust, Series 2005-9, Class 2A4, 1 Month LIBOR + 0.340%	2.850(c)	04/25/36	104	103,824
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	3.542(cc)	02/25/43	3,430	4,540,800
Series 2018-C, Class A, 144A	3.547(cc)	08/25/43	5,820	5,952,263

Legacy Mortgage Asset Trust, Series 2019-GS01, Class A1, 144A	4.000	01/25/59	2,000	2,000,000
Lendmark Funding Trust,
Series 2017-01A, Class B, 144A	3.770	12/22/25	700	697,515
Series 2017-02A, Class B, 144A	3.380	05/20/26	2,000	1,978,018
Series 2017-02A, Class C, 144A	4.330	05/20/26	700	703,196
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%	3.130(c)	08/25/33	853	854,591
Series 2004-03, Class M1, 1 Month LIBOR + 0.855%	3.365(c)	07/25/34	154	153,097

LSFVT, Series 2018-01, 1 Month LIBOR + 2.000%^	3.982(c)	04/01/21	12,157	12,120,508
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A1, 1 Month LIBOR + 0.700%	3.210(c)	09/25/34	2,177	2,107,697
Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	04/25/34	1,844	1,815,840

Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200%	3.710(c)	08/25/35	72	72,236
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	09/25/33	156	154,864

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d.)
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.870%	3.380%(c)	11/25/34		2,358	$2,338,767

Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980%	3.490(c)	02/25/33		225	219,339
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%	3.635(c)	10/25/33		196	195,848
Series 2005-C, Class A2C, 1 Month LIBOR + 0.250%	2.760(c)	12/25/35		41	40,603
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class C, 144A	3.910	08/16/21		1,900	1,911,844
Series 2017-02A, Class D, 144A	3.420	10/15/24		700	694,039
Series 2017-02A, Class E, 144A	4.740	11/14/25		1,000	995,939
OneMain Financial Issuance Trust,
Series 2015-02A, Class C, 144A	4.320	07/18/25		2,100	2,101,632
Series 2016-01A, Class A, 144A	3.660	02/20/29		964	966,347
Series 2016-02A, Class A, 144A	4.100	03/20/28		200	200,048
Series 2017-01A, Class C, 144A	3.350	09/14/32		400	391,304
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230	06/08/23		1,000	992,198
Series 2017-B, Class A, 144A	3.220	10/10/23		2,600	2,578,013
Series 2018-A, Class A, 144A	3.610	03/08/24		1,330	1,326,227
Series 2018-C, Class A, 144A	4.100	10/08/24		2,100	2,119,318
Series 2018-D, Class A, 144A	4.150	12/09/24		1,500	1,517,067

Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660%	3.170(c)	11/25/33		810	793,414
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.860(c)	04/25/23		4,290	4,309,563
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.360(c)	02/25/23		1,020	1,020,906
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.160(c)	08/25/25		2,300	2,301,374

Popular ABS Mortgage Pass-Through Trust, Series 2004-04, Class M1	4.313(cc)	09/25/34		110	110,777
Santander Drive Auto Receivables Trust, Series 2017-03, Class C	2.760	12/15/22		400	398,408
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%	0.242(c)	07/25/39	EUR	3,520	3,873,096

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
SLM Student Loan Trust, (cont’d.)
Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.941%(c)	07/25/25		6,600	$5,898,698

SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29		1,015	1,008,557
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160	11/15/24		204	203,910
Series 2017-AA, Class C, 144A	3.860	07/15/30		800	799,464
Structured Asset Investment Loan Trust,
Series 2003-BC03, Class M1, 1 Month LIBOR + 1.425%	3.935(c)	04/25/33		196	195,980
Series 2004-08, Class A8, 1 Month LIBOR + 1.000%	3.510(c)	09/25/34		376	375,588

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3, 1 Month LIBOR + 0.430%	2.940(c)	05/25/35		98	98,411
					109,457,844
Total Asset-Backed Securities (cost $345,829,023)					343,589,144
Bank Loans 0.2%
France 0.0%
Obol France 3 SAS, Term Loan B, 6 Month EURIBOR + 3.250%	3.250(c)	04/11/23	EUR	232	263,121
United Kingdom 0.0%
Richmond UK Bidco Ltd., Facility B, 1 Month GBP LIBOR + 4.250%	4.981(c)	03/03/24	GBP	139	167,585
United States 0.2%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.249(c)	02/27/23		2,992	2,992,481
Total Bank Loans (cost $3,461,959)					3,423,187
Commercial Mortgage-Backed Securities 7.4%
United Kingdom 0.0%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor N/A)	2.456(c)	01/23/29	GBP	500	656,236

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States 7.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100%(cc)	05/15/35	1,000	$ 906,723
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	1,000	885,800
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60	3,600	3,539,100
Series 2017-BNK06, Class A3	3.125	07/15/60	4,400	4,335,855
Series 2017-BNK07, Class A4	3.175	09/15/60	5,000	4,894,317
Series 2017-BNK09, Class A3	3.279	11/15/54	3,000	2,952,202
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	5,000	5,010,274
Series 2018-B03, Class A3	3.746	04/10/51	7,200	7,295,178
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.420(cc)	05/10/47	27,500	631,892
Series 2016-GC37, Class XB, IO	0.689(cc)	04/10/49	33,868	1,522,235
Series 2016-P4, Class XB, IO	1.348(cc)	07/10/49	9,100	794,475
Series 2017-P8, Class A2	3.109	09/15/50	2,000	1,989,420
Series 2018-B02, Class A3	3.744	03/10/51	7,500	7,619,534
COMM Mortgage Trust,
Series 2014-CR19, Class A3	3.530	08/10/47	1,000	1,005,100
Series 2014-UBS4, Class XB, IO, 144A	0.204(cc)	08/10/47	50,000	584,800
Series 2015-CR24, Class A4	3.432	08/10/48	4,100	4,124,610

Commercial Mortgage Trust, Series 2012-CR01, Class XA, IO	1.867(cc)	05/15/45	3,520	179,154
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	2,250	2,327,650
DBJPM Mortgage Trust,
Series 2016-C3, Class A3	2.362	08/10/49	1,500	1,440,276
Series 2017-C06, Class A3	3.269	06/10/50	4,400	4,412,844

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	3,000	2,740,961
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	488,237
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.936(cc)	01/25/20	18,480	118,058
Series K007, Class X1, IO	1.034(cc)	04/25/20	24,608	228,714
Series K008, Class X1, IO	1.513(cc)	06/25/20	11,320	177,638
Series K019, Class X1, IO	1.625(cc)	03/25/22	9,331	400,122
Series K020, Class X1, IO	1.407(cc)	05/25/22	10,764	415,627
Series K025, Class X1, IO	0.851(cc)	10/25/22	19,098	514,574
Series K037, Class X1, IO	0.992(cc)	01/25/24	10,714	433,519
Series K043, Class X1, IO	0.542(cc)	12/25/24	12,297	339,675

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K049, Class X1, IO	0.606%(cc)	07/25/25	41,321	$ 1,372,418
Series K052, Class X1, IO	0.667(cc)	11/25/25	12,417	461,835
Series K053, Class X1, IO	0.890(cc)	12/25/25	45,871	2,383,197
Series K054, Class X1, IO	1.177(cc)	01/25/26	31,154	2,132,922
Series K058, Class X1, IO	0.929(cc)	08/25/26	41,654	2,434,713
Series K717, Class X1, IO	0.478(cc)	09/25/21	11,060	116,855
Series Q001, Class XA, IO	2.264(cc)	02/25/32	6,600	941,323
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.436(cc)	04/10/47	30,000	645,564
Series 2014-GC22, Class XB, IO	0.298(cc)	06/10/47	35,000	625,506
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	80,539
Series 2014-GC26, Class XB, IO	0.295(cc)	11/10/47	56,483	1,062,022
Series 2018-GS09, Class A3	3.727	03/10/51	7,000	7,104,305

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	1,500	1,509,661
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A3	3.342	03/15/50	1,600	1,595,649
Series 2017-JP06, Class A3	3.109	07/15/50	4,600	4,528,234
Series 2017-JP07, Class A3	3.379	09/15/50	5,100	5,100,600
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA, IO	0.786(cc)	05/15/48	26,422	1,045,379
Series 2016-C31, Class A3	2.731	11/15/49	2,211	2,159,036
Morgan Stanley Capital I Trust,
Series 2016-UBS09, Class A2	2.982	03/15/49	1,200	1,193,527
Series 2017-H01, Class A3	3.153	06/15/50	4,500	4,477,311
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	6,500	6,384,030
Series 2017-C06, Class A3	3.581	12/15/50	5,000	5,068,880
Series 2017-C07, Class A3	3.418	12/15/50	4,400	4,350,504

UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	1.325(cc)	05/10/63	4,473	164,314
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.938(cc)	07/15/48	24,000	1,507,858
Series 2016-LC24, Class XB, IO	1.012(cc)	10/15/49	20,910	1,379,863
Series 2017-C40, Class A3	3.317	10/15/50	2,600	2,558,148
Series 2018-C43, Class A3	3.746	03/15/51	8,350	8,465,654
				133,158,411
Total Commercial Mortgage-Backed Securities (cost $135,126,835)				133,814,647

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Convertible Bond 0.3%
United Arab Emirates
Aabar Investments PJSC, Sr. Unsec’d. Notes, EMTN (cost $6,545,950)	0.500%	03/27/20	EUR	5,900	$ 6,354,890
Corporate Bonds 22.3%
Belgium 0.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.750	01/23/29		2,465	2,558,208
Canada 0.8%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	36,448
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	49,333
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	55,339
Bombardier, Inc., Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,575	4,437,750
Canadian Natural Resources Ltd., Sr. Unsec’d. Notes	3.850	06/01/27		1,650	1,616,836
Cenovus Energy, Inc., Sr. Unsec’d. Notes(a)	4.250	04/15/27		3,500	3,351,194
Hydro-Quebec,
Local Gov’t. Gtd. Notes	8.400	01/15/22		72	82,636
Local Gov’t. Gtd. Notes	8.625	06/15/29		600	865,735
Local Gov’t. Gtd. Notes	9.400	02/01/21		730	822,451

Kinross Gold Corp., Gtd. Notes	5.950	03/15/24		1,000	1,030,000
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,428,772
Nutrien Ltd.,
Sr. Unsec’d. Notes	3.375	03/15/25		1,450	1,390,262
Sr. Unsec’d. Notes	6.125	01/15/41		25	27,242
					15,193,998
China 0.6%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series C	3.955	03/29/23		4,098	4,028,045
China Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	06/01/21	EUR	1,000	1,145,489

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
China (cont’d.)
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750%	06/14/22	EUR	4,500	$ 5,109,738
Sinopec Group Overseas Development Ltd., Gtd. Notes, 144A	2.500	04/28/20		500	495,387
					10,778,659
Dominican Republic 0.1%
Mestenio Ltd. for Dominican Republic, Pass-Through Certificates	8.500	01/02/20		750	765,000
France 0.8%
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	3.375	01/09/25		4,800	4,623,058
Sr. Unsec’d. Notes, EMTN^	6.420	09/11/23	MXN	250	11,362

Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	—(rr)	EUR	2,000	2,351,945
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN	0.875	09/07/21	GBP	200	258,914
Gov’t. Liquid Gtd. Notes, EMTN	2.000	01/22/21	EUR	1,000	1,193,393

Horizon Parent Holdings Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	300	349,817
SNCF Mobilites, Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	1,000	1,658,041
SNCF Reseau EPIC,
Sr. Unsec’d. Notes	4.700	06/01/35	CAD	1,500	1,359,607
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	1,000	1,697,966
					13,504,103
Germany 0.7%
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800	09/27/27	AUD	900	685,851
Deutsche Bank AG,
Sr. Unsec’d. Notes	3.950	02/27/23		3,040	2,905,612
Sr. Unsec’d. Notes	4.250	02/04/21		2,760	2,738,204
Unsec’d. Notes	4.629(s)	11/07/22		1,814	1,543,007
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, 144A, Cash coupon 3.250% or PIK 4.000%	3.250	09/15/23	EUR	480	539,682

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
IHO Verwaltungs GmbH, (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 3.750% or PIK N/A	3.750%	09/15/26	EUR	465	$501,506

Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	179	168,697
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A	3.500	09/30/24	EUR	1,000	1,115,513
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000	01/15/25	EUR	350	416,393
Volkswagen International Finance NV, Gtd. Notes	3.750(ff)	—(rr)	EUR	1,000	1,169,778
					11,784,243
Hungary 0.0%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250	10/21/20		400	416,822
Indonesia 0.1%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	505,716
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	1,061,541
					1,567,257
Israel 0.3%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,100	3,073,960
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	100,000	1,051,696
Sr. Sec’d. Notes, MTN	7.750	12/15/27		1,000	1,223,740
					5,349,396
Italy 0.8%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	1,000	1,091,738
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	2,075	2,548,844
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.125	07/14/22		2,500	2,349,250

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Italy (cont’d.)
Intesa Sanpaolo SpA, (cont’d.)
Sr. Unsec’d. Notes, 144A	3.375%	01/12/23		310	$289,013

Moby SpA, Sr. Sec’d. Notes, 144A	7.750	02/15/23	EUR	450	185,425
Nexi Capital SpA, Sec’d. Notes, 144A	4.125	11/01/23	EUR	1,155	1,340,650
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	1,980	2,317,294
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	5.875	05/19/23	GBP	500	678,925
Wind Tre SpA,
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	640	660,003
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	1,320	1,331,452
Sr. Sec’d. Notes, 144A	5.000	01/20/26		1,000	822,500
					13,615,094
Japan 0.3%
Development Bank of Japan, Inc., Sr. Unsec’d. Notes, GMTN	0.375	10/21/19	EUR	700	803,770
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250	04/22/33	GBP	1,500	2,656,883
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	3.761	07/26/23		2,100	2,138,072
					5,598,725
Kazakhstan 0.1%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638	06/20/22	CHF	1,500	1,541,254
Luxembourg 0.1%
Swissport Financing Sarl, Sr. Sec’d. Notes	6.750	12/15/21	EUR	1,500	1,771,931
Mexico 1.3%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	10,520	11,330,731
Gtd. Notes, EMTN	1.875	04/21/22	EUR	1,000	1,095,952
Gtd. Notes, EMTN	2.500	08/21/21	EUR	600	683,180
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,300	3,715,761
Gtd. Notes, EMTN	3.750	04/16/26	EUR	700	757,128

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes, EMTN	4.875%	02/21/28	EUR	1,500	$ 1,675,347
Gtd. Notes, EMTN(a)	5.125	03/15/23	EUR	1,600	1,917,960
Gtd. Notes, EMTN	8.250	06/02/22	GBP	928	1,338,877
					22,514,936
Netherlands 0.6%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	508,693
BNG Bank NV,
Sr. Unsec’d. Notes	5.150	03/07/25	CAD	1,000	869,462
Sr. Unsec’d. Notes, EMTN	0.500	03/03/21	NZD	3,000	1,985,977
Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	NZD	2,200	1,454,028
Sr. Unsec’d. Notes, EMTN	0.500	05/12/21	ZAR	10,000	628,187
Sr. Unsec’d. Notes, EMTN	0.500	06/22/21	ZAR	6,000	373,496
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	576,529
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,703,387
Sr. Unsec’d. Notes, EMTN	7.000	12/09/21	AUD	2,000	1,626,256
Sr. Unsec’d. Notes, MTN	3.184(s)	04/05/28	CAD	700	406,932
Sr. Unsec’d. Notes, MTN	5.500	05/23/22	AUD	338	270,612

ING Bank NV, Sub. Notes, 144A	5.800	09/25/23		500	529,484
					10,933,043
Peru 0.1%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		200	204,000
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.613(s)	06/02/25		1,369	1,197,469
					1,401,469
Portugal 0.3%
CP-Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	3,000	4,476,801
Infraestruturas de Portugal SA, Sr. Unsec’d. Notes	4.250	12/13/21	EUR	1,000	1,259,245
					5,736,046

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Romania 0.1%
Globalworth Real Estate Investments Ltd., Sr. Unsec’d. Notes, EMTN	3.000%	03/29/25	EUR	2,100	$ 2,319,225
Russia 0.4%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	1,000	1,015,134
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	3,800	5,041,974
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,200	1,641,943
					7,699,051
Singapore 0.0%
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265	02/19/20	SGD	500	375,280
South Africa 0.1%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,383,142
Sappi Papier Holding GmbH, Gtd. Notes	3.375	04/01/22	EUR	600	695,068
					2,078,210
South Korea 0.2%
Korea Development Bank (The), Sr. Unsec’d. Notes, EMTN	4.500	11/10/20	CNH	16,000	2,424,524
Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	257,000
					2,681,524
Spain 0.3%
Adif-Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	2,000	2,423,643
Sr. Unsec’d. Notes, EMTN	3.500	05/27/24	EUR	400	524,492

Banco Santander SA, Sr. Unsec’d. Notes	3.800	02/23/28		2,200	2,057,528
					5,005,663
Supranational Bank 2.0%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/29/20	AUD	445	311,511

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
African Development Bank, (cont’d.)
Sr. Unsec’d. Notes, EMTN	0.500%	09/21/21	NZD	3,100	$ 2,026,204
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	729,122
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,325,457
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,427,215
Sr. Unsec’d. Notes, MTN	4.000	03/31/21	AUD	1,636	1,216,702

EUROFIMA, Sr. Unsec’d. Notes, EMTN	5.150	12/13/19	CAD	540	420,452
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	0.500	09/01/23	AUD	400	263,819
Sr. Unsec’d. Notes, GMTN	0.500	11/21/23	AUD	1,200	786,883
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,109,282
European Investment Bank,
Sr. Unsec’d. Notes, 144A, MTN	4.600	01/30/37	CAD	1,500	1,402,268
Sr. Unsec’d. Notes, EMTN	0.500	06/21/23	AUD	2,500	1,659,076
Sr. Unsec’d. Notes, EMTN	0.500	07/21/23	AUD	800	529,983
Sr. Unsec’d. Notes, EMTN	0.500	08/10/23	AUD	1,210	796,921
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	6,930	4,553,073
Sr. Unsec’d. Notes, EMTN	1.250	05/12/25	SEK	16,500	1,890,825
Sr. Unsec’d. Notes, EMTN	3.250	05/24/23	NOK	10,000	1,264,093
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	550	507,201
Sr. Unsec’d. Notes, EMTN	4.750	01/19/21	MXN	10,000	488,253
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	05/23/23	CAD	744	526,156
Unsec’d. Notes, EMTN	0.500	10/30/20	ZAR	2,250	149,045
Unsec’d. Notes, EMTN	0.500	11/30/20	ZAR	1,840	120,331
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, MTN	0.500	03/07/22	AUD	1,145	781,483
Sr. Unsec’d. Notes, MTN	0.500	03/28/22	AUD	200	136,318
Sr. Unsec’d. Notes, MTN	0.500	07/29/22	AUD	350	236,267
Sr. Unsec’d. Notes, MTN	7.775(s)	09/19/22	MXN	12,500	491,979
International Finance Corp.,
Notes, EMTN	0.500	09/13/19	AUD	2,000	1,432,194
Sr. Unsec’d. Notes	4.250	07/13/20	PEN	6,000	1,849,941
Sr. Unsec’d. Notes, GMTN	6.000	07/25/22	MXN	20,000	971,068

Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,474,011
North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		750	735,018
					36,612,151

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Switzerland 0.6%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	4.207%(ff)	06/12/24		2,850	$ 2,859,624
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,975	2,931,364

Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,024,084
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A	2.859(ff)	08/15/23		990	963,233
Gtd. Notes, 144A	3.491	05/23/23		1,100	1,091,068
Gtd. Notes, 144A	4.125	09/24/25		2,500	2,529,771
					11,399,144
Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	723,464
United Arab Emirates 0.2%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.375	04/23/25		1,070	1,087,120
DP World Ltd., Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,396,255
					3,483,375
United Kingdom 1.5%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	400	519,623
Barclays PLC,
Sr. Unsec’d. Notes	3.650	03/16/25		800	764,190
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29		5,520	5,542,625
Sub. Notes	5.200	05/12/26		3,780	3,783,194
CPUK Finance Ltd.,
Sec’d. Notes, 144A	4.250	02/28/47	GBP	185	237,008
Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	138,686

HSBC Holdings PLC, Sub. Notes	4.250	08/18/25		1,255	1,265,827
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907(ff)	11/07/23		1,850	1,777,125
Sub. Notes	4.582	12/10/25		2,250	2,198,672

Reynolds American, Inc., Gtd. Notes	8.125	06/23/19		30	30,581

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes	3.875%	09/12/23		1,000	$ 982,292
Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	700	812,824
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,779,081

Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571	01/10/23		3,065	3,001,493
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 0.625	7.167(c)	03/15/22	GBP	2,500	3,279,317
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	888,735
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500	01/15/25	GBP	495	657,355
					27,658,628
United States 9.8%
21st Century Fox America, Inc.,
Gtd. Notes	6.150	03/01/37		415	514,178
Gtd. Notes	6.900	08/15/39		60	80,208

Actuant Corp., Gtd. Notes	5.625	06/15/22		400	403,000
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,065,709
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,379,105
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26		600	557,451
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	39,803
Anthem, Inc., Sr. Unsec’d. Notes(a)	4.101	03/01/28		1,005	1,014,005
AT&T, Inc., Sr. Unsec’d. Notes	5.250	03/01/37		70	71,264
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	200	258,221
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		2,789	2,690,907
Sr. Unsec’d. Notes, EMTN	5.145	06/27/22	EUR	500	649,962
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28		1,780	1,744,071

Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		3,500	3,659,250

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24		2,000	$ 1,949,837
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22		119	116,967
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750	01/15/25		4,750	4,476,875
Catalent Pharma Solutions, Inc.,
Gtd. Notes	4.750	12/15/24	EUR	400	475,544
Gtd. Notes, 144A	4.750	12/15/24	EUR	350	416,101
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	997,500
Sr. Unsec’d. Notes, 144A	5.875	05/01/27		675	676,890

Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		3,345	3,197,899
CF Industries, Inc.,
Gtd. Notes	3.450	06/01/23		600	579,000
Sr. Sec’d. Notes, 144A	4.500	12/01/26		6,451	6,372,986
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A	8.125	06/30/24		696	551,580
Sr. Sec’d. Notes	5.125	08/01/21		75	72,094

Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23		350	346,500
Citigroup, Inc.,
Jr. Sub. Notes, Series P	5.950(ff)	—(rr)		700	696,500
Sr. Unsec’d. Notes	2.750	04/25/22		600	592,443
Sub. Notes	4.400	06/10/25		3,000	3,061,013

Comcast Corp., Gtd. Notes	3.150	02/15/28		2,000	1,916,922
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22		44	44,795
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		800	801,240
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		700	701,085
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28		2,150	2,209,125

CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		1,630	1,652,662
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		133	143,410
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20		3	2,840

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300%	10/15/20		98	$ 98,377
Discovery Communications LLC,
Gtd. Notes	2.500	09/20/24	GBP	1,200	1,539,207
Gtd. Notes(a)	3.450	03/15/25		2,500	2,387,409
Gtd. Notes	3.950	03/20/28		1,415	1,348,543

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		3,000	2,580,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		152	224,385
DXC Technology Co., Sr. Unsec’d. Notes	2.875	03/27/20		1,000	993,965
Eastman Chemical Co., Sr. Unsec’d. Notes	4.500	12/01/28		600	612,992
Enterprise Products Operating LLC, Gtd. Notes	4.150	10/16/28		1,665	1,697,313
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	234,810
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		2,529	2,496,629
Express Scripts Holding Co., Gtd. Notes	3.050	11/30/22		3,000	2,948,375
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20		750	558,750
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100	07/15/24	EUR	2,300	2,627,908
Ford Motor Co., Sr. Unsec’d. Notes	7.450	07/16/31		1,255	1,271,638
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	3.815	11/02/27		2,300	1,935,821
Sr. Unsec’d. Notes	4.134	08/04/25		250	224,013
Sr. Unsec’d. Notes	4.687	06/09/25		2,015	1,867,038

General Electric Co., Sr. Unsec’d. Notes	2.125	05/17/37	EUR	1,600	1,522,728
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21		370	363,978
Gtd. Notes	3.850	01/05/28		3,100	2,766,244
Gtd. Notes	3.950	04/13/24		250	239,493
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700(ff)	—(rr)		2,120	2,123,180
Jr. Sub. Notes, Series M	5.375(ff)	—(rr)		700	701,750

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	2.830%	10/20/22		1,600	$ 1,525,866
Sr. Unsec’d. Notes	3.500	01/23/25		1,500	1,478,298
Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	1,665	1,711,647
Sr. Unsec’d. Notes, EMTN	2.000(cc)	05/31/24		1,000	991,313

Griffon Corp., Gtd. Notes	5.250	03/01/22		2,700	2,646,000
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250	05/15/19		125	126,066
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		75	90,931
IQVIA, Inc., Gtd. Notes, 144A	3.500	10/15/24	EUR	920	1,080,140
Jabil, Inc., Sr. Unsec’d. Notes(a)	4.700	09/15/22		655	652,314
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25		545	543,637
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		2,361	2,550,308
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.221(c)	—(rr)		322	323,932
Jr. Sub. Notes, Series V	5.000(ff)	—(rr)		1,000	995,000
Jr. Sub. Notes, Series X	6.100(ff)	—(rr)		1,980	2,027,025
Jr. Sub. Notes, Series Z	5.300(ff)	—(rr)		1,410	1,431,150
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	3,107,416

KB Home, Gtd. Notes	7.500	09/15/22		1,000	1,061,250
Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24		2,000	2,033,929
Kraft Heinz Foods Co., Gtd. Notes(a)	3.000	06/01/26		2,000	1,852,058
L Brands, Inc., Gtd. Notes(a)	5.250	02/01/28		3,130	2,746,575
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	6.875	05/02/18		100	1,900
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30		100	101,250
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	6.500	03/15/35		90	105,322
Sr. Unsec’d. Notes	2.750	05/04/26	EUR	1,000	1,194,812

LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875	04/01/24	EUR	450	532,916

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27		5,900	$ 5,608,535
MGM Resorts International, Gtd. Notes	6.625	12/15/21		500	528,100
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25		315	319,438
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450(ff)	—(rr)		1,415	1,416,769
Sr. Unsec’d. Notes, EMTN	1.342(ff)	10/23/26	EUR	600	679,268
Sr. Unsec’d. Notes, GMTN	1.375	10/27/26	EUR	1,600	1,812,783
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	496,610
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	1,955,677

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	1,979,322
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125	07/15/23		1,540	1,558,788
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	700	798,191
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26		1,300	1,249,268
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.942	11/01/47		232	216,995
Sr. Unsec’d. Notes	4.050	08/15/52		165	152,396

NRG Energy, Inc., Gtd. Notes	6.625	01/15/27		1,850	1,947,532
ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	2,079,488
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22		270	269,188
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25		675	530,078
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605	02/15/25		2,000	1,953,859
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	575	639,010
Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	840	1,034,359

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		2,000	1,949,000
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000	12/21/25		2,000	2,029,738

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes	6.250%	09/01/20		1,300	$ 1,280,500
Gtd. Notes	6.625	05/15/21		1,537	1,521,630
Gtd. Notes	10.000	12/01/22		1,175	1,235,219

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		2,470	2,299,930
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	761,841
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		4,500	4,938,750
Sprint Corp., Gtd. Notes	7.625	02/15/25		300	313,590
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	2,822,618
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26		1,837	1,754,335
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)	6.750	06/15/23		1,300	1,278,875
Sr. Unsec’d. Notes	8.125	04/01/22		2,250	2,354,062

Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19		200	205,490
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	543,060
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750	02/14/19		300	300,374
Tote Shipholdings, Inc., U.S. Gov’t. Gtd. Notes	3.400	10/16/40		113	111,044
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		1,675	1,626,425
United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.636	07/02/22		66	68,359
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		3,115	2,955,356
Gtd. Notes	5.500	05/15/27		500	492,650

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26		2,100	2,126,250
Warner Media LLC, Gtd. Notes	3.800	02/15/27		85	82,913
WestRock MWV LLC, Gtd. Notes	7.375	09/01/19		450	460,750
WestRock RKT LLC, Gtd. Notes	4.450	03/01/19		175	175,174

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22		800	$ 804,000
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		2,000	1,945,817
Sr. Unsec’d. Notes	4.000	09/15/25		1,500	1,498,669

WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125	11/01/24	EUR	180	214,260
Xerox Corp., Sr. Unsec’d. Notes	3.625	03/15/23		460	438,150
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22		530	541,262
					177,810,288
Total Corporate Bonds (cost $411,795,620)					402,876,187
Municipal Bond 0.0%
Puerto Rico
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Revenue Bonds, Series A, CABs (cost $374,267)	4.668(t)	08/01/41		1,265	447,886
Residential Mortgage-Backed Securities 3.1%
Bermuda 0.4%
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.210(c)	10/25/27		485	486,856
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.110(c)	04/25/28		1,459	1,458,997
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.460(c)	08/25/28		1,950	1,948,714
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.860(c)	08/25/28		750	747,833

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Bellemeade Re Ltd., (cont’d.)
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	4.110%(c)	08/25/28		750	$749,108

Oaktown Re Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	4.060(c)	07/25/28		900	897,558
Radnor RE Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.910(c)	03/25/28		1,500	1,496,981
					7,786,047
Cayman Islands 0.1%
LSTAR Securities Investment Ltd.,
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%	4.520(c)	05/01/22		863	859,807
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.170(c)	11/01/22		737	739,222
Series 2017-09, Class A, 144A, 1 Month LIBOR + 1.550%	4.070(c)	12/01/22		280	279,803
					1,878,832
United Kingdom 1.1%
Alba PLC, Series 2007-01, Class B, 3 Month GBP LIBOR + 0.240%	1.146(c)	03/17/39	GBP	1,563	1,857,628
Newgate Funding PLC,
Series 2006-02, Class M, 3 Month GBP LIBOR + 0.220%	1.132(c)	12/01/50	GBP	1,646	1,993,423
Series 2007-02X, Class A3, 3 Month GBP LIBOR + 0.160%	1.066(c)	12/15/50	GBP	2,700	3,221,323
Paragon Mortgages PLC,
Series 11X, Class BB, 3 Month EURIBOR + 0.480%	0.172(c)	10/15/41	EUR	3,423	3,569,045
Series 12X, Class B1B, 3 Month EURIBOR + 0.480%	0.164(c)	11/15/38	EUR	1,296	1,343,657

Ripon Mortgages PLC, Series 01A, Class B1, 144A, 3 Month GBP LIBOR + 1.200%	2.089(c)	08/20/56	GBP	3,500	4,510,025

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United Kingdom (cont’d.)
Towd Point Mortgage Funding PLC,
Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%	2.089%(c)	02/20/54	GBP	842	$ 1,105,407
Series 2017-A11A, Class A2, 144A, 3 Month GBP LIBOR + 0.950%	1.839(c)	05/20/45	GBP	1,600	2,080,804
					19,681,312
United States 1.5%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150%	2.670(c)	07/27/57		1,980	1,929,351
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500%	4.408(c)	09/26/45		336	344,178
Bellemeade Re Ltd.,
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.710(c)	10/25/27		630	628,808
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.360(c)	10/25/27		950	948,523

Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	3.780(c)	11/01/23		3,500	3,500,000
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520(c)	12/25/57		2,189	2,201,579
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520(c)	01/25/57		2,016	2,046,225
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65		2,525	2,486,783

Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.960(c)	01/25/29		184	184,773
Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%^	5.160(c)	01/25/49		2,030	2,030,000
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.810(c)	10/25/27		1,000	1,095,557
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%	4.760(c)	11/25/28		454	460,823

IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	4.452(cc)	02/25/35		1,260	1,241,536

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

LSTAR Securities Investment Ltd., Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	4.270%(c)	09/01/22		642	$ 644,000
LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.020(c)	04/01/23		4,790	4,782,991
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.260(c)	01/25/48		2,317	2,305,023
					26,830,150
Total Residential Mortgage-Backed Securities (cost $55,373,818)					56,176,341
Sovereign Bonds 43.4%
Albania 0.1%
Albania Government International Bond,
Sr. Unsec’d. Notes	5.750	11/12/20	EUR	352	432,499
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,153,181
					1,585,680
Argentina 1.7%
Argentine Republic Government International Bond,
Bonds	2.260(cc)	12/31/38	EUR	1,000	668,445
Bonds	4.330	12/31/33	JPY	519,215	2,989,524
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	3,860	3,638,682
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	3,000	2,729,864
Sr. Unsec’d. Notes	5.250	01/15/28	EUR	2,540	2,277,269
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	17,202	17,666,931

Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	1,100	1,067,083
					31,037,798
Australia 0.1%
Australia Government Bond,
Sr. Unsec’d. Notes	3.000	03/21/47	AUD	2,400	1,817,747
Sr. Unsec’d. Notes	4.250	04/21/26	AUD	600	498,935
					2,316,682

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Austria 0.3%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000%	12/20/24	CAD	3,500	$ 3,014,510
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	1,440	1,410,143
					4,424,653
Belgium 0.4%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A	0.800	06/22/27	EUR	680	799,928
Sr. Unsec’d. Notes, 144A	0.800	06/22/28	EUR	1,340	1,561,263
Unsec’d. Notes	1.250	04/22/33	EUR	500	587,991
Kingdom of Belgium Government International Bond,
Notes, 144A	8.875	12/01/24		750	969,580
Sr. Unsec’d. Notes	9.375	02/21/20	GBP	2,402	3,415,746
Unsec’d. Notes, MTN	5.700	05/28/32	GBP	150	279,206
					7,613,714
Brazil 1.9%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		7,403	7,606,845
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		18,200	18,468,450
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	7,128	8,545,735
					34,621,030
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	6,352	7,913,859
Canada 0.4%
Canadian Government Bond, Bonds	4.000	06/01/41	CAD	650	654,625
City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,556,817
Unsec’d. Notes	2.400	06/07/27	CAD	1,000	734,807

City of Vancouver, Unsec’d. Notes	4.500	06/01/20	CAD	200	157,102
Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	2,122	1,996,231

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Canada (cont’d.)

Province of Manitoba, Unsec’d. Notes	8.800%	01/15/20		360	$ 379,639
Province of Nova Scotia, Sr. Unsec’d. Notes	8.250	11/15/19		20	20,805
Province of Quebec,
Debentures	7.125	02/09/24		1,139	1,355,001
Unsec’d. Notes, MTN	6.350	01/30/26		500	593,034
Unsec’d. Notes, MTN	7.140	02/27/26		430	527,422
					7,975,483
Cayman Islands 0.1%
Cayman Islands Government Bond, Sr. Unsec’d. Notes	5.950	11/24/19		2,150	2,204,517
Chile 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	450	511,432
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	287,697
					799,129
China 0.0%
China Government Bond, Sr. Unsec’d. Notes	3.600	06/27/28	CNH	1,000	148,692
Colombia 1.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,013,010
Sr. Unsec’d. Notes	8.375	02/15/27		2,645	3,152,814
Sr. Unsec’d. Notes	10.375	01/28/33		1,300	1,976,000
Sr. Unsec’d. Notes	11.750	02/25/20		1,715	1,866,777
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	8,398	10,914,795
					18,923,396
Croatia 0.7%
Croatia Government International Bond,
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	5,545,641
Sr. Unsec’d. Notes	3.875	05/30/22	EUR	3,000	3,794,339
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,067,500

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Croatia (cont’d.)
Croatia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.375%	03/24/21		500	$ 527,470
Sr. Unsec’d. Notes	6.625	07/14/20		1,000	1,044,020
					11,978,970
Cyprus 1.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	1,700	2,008,252
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	12,755	16,521,803
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	10,514	14,221,766
Sr. Unsec’d. Notes, EMTN	4.750	06/25/19	EUR	500	583,668
					33,335,489
Czech Republic 0.1%
Czech Republic Government Bond, Bonds, Series 089	2.400	09/17/25	CZK	30,000	1,393,495
Denmark 0.2%
Denmark Government Bond,
Bonds	0.500	11/15/27	DKK	12,110	1,923,259
Bonds	1.750	11/15/25	DKK	3,520	608,275
Bonds	3.000	11/15/21	DKK	3,000	505,183
Bonds	4.500	11/15/39	DKK	1,800	487,855
					3,524,572
Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		4,000	4,144,000
Egypt 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,779,355
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	747,777
					2,527,132
Finland 0.0%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		600	739,204

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
France 1.6%
French Republic Government Bond OAT,
Bonds	0.750%	05/25/28	EUR	3,900	$ 4,570,169
Bonds	2.750	10/25/27	EUR	18,000	24,823,341
					29,393,510
Germany 0.0%
Bundesrepublik Deutschland Bundesanleihe, Bonds, Series 05	4.000	01/04/37	EUR	320	587,338
Greece 2.7%
Hellenic Republic Government Bond,
Bonds	0.000(cc)	10/15/42	EUR	530,000	1,868,440
Bonds	3.000(cc)	02/24/23	EUR	1,180	1,370,331
Bonds	3.000(cc)	02/24/24	EUR	3,854	4,443,730
Bonds	3.000(cc)	02/24/25	EUR	2,115	2,421,053
Bonds	3.000(cc)	02/24/26	EUR	1,445	1,637,876
Bonds	3.000(cc)	02/24/27	EUR	4,952	5,607,730
Bonds	3.000(cc)	02/24/28	EUR	1,490	1,674,119
Bonds	3.000(cc)	02/24/29	EUR	1,420	1,588,808
Bonds	3.000(cc)	02/24/30	EUR	150	165,030
Bonds	3.000(cc)	02/24/31	EUR	3,465	3,761,905
Bonds	3.000(cc)	02/24/32	EUR	1,055	1,130,748
Bonds	3.000(cc)	02/24/33	EUR	50	53,230
Bonds	3.000(cc)	02/24/34	EUR	493	513,740
Bonds	3.000(cc)	02/24/35	EUR	2,020	2,077,150
Bonds	3.000(cc)	02/24/36	EUR	519	527,103
Bonds	3.000(cc)	02/24/37	EUR	200	200,925
Bonds	3.000(cc)	02/24/38	EUR	290	289,602
Bonds	3.000(cc)	02/24/39	EUR	774	772,301
Bonds	3.000(cc)	02/24/40	EUR	502	504,537
Bonds	3.000(cc)	02/24/41	EUR	465	463,645
Bonds	3.000(cc)	02/24/42	EUR	330	329,862
Bonds	3.900	01/30/33	EUR	2,080	2,248,806
Bonds	4.200	01/30/42	EUR	2,380	2,478,644
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.000	03/11/19	EUR	258	296,276
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	8,000	9,279,385
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	1,700	2,200,927
					47,905,903

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Guernsey 0.1%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375%	12/12/46	GBP	1,280	$ 1,921,674
Hong Kong 0.1%
Hong Kong SAR Government Bond, Unsec’d. Notes	5.125	07/23/19	HKD	5,000	648,372
Hong Kong Sukuk 2017 Ltd., Sr. Unsec’d. Notes	3.132	02/28/27		1,500	1,465,698
					2,114,070
Hungary 1.2%
Hungary Government Bond, Bonds, Series 27/A	3.000	10/27/27	HUF	300,000	1,104,302
Hungary Government International Bond,
Sr. Unsec’d. Notes	5.375	02/21/23		4,850	5,177,035
Sr. Unsec’d. Notes	5.750	11/22/23		3,050	3,329,014
Sr. Unsec’d. Notes	6.250	01/29/20		6,200	6,380,197
Sr. Unsec’d. Notes	6.375	03/29/21		4,530	4,802,217
					20,792,765
Iceland 0.4%
Iceland Government International Bond,
Sr. Unsec’d. Notes	5.875	05/11/22		1,000	1,091,782
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	577,290
Sr. Unsec’d. Notes, EMTN	2.500	07/15/20	EUR	5,006	5,923,097
					7,592,169
Indonesia 1.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	1,600	1,841,570
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	5,005	6,257,381
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	3,395	4,011,732
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	1,000	1,208,229
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	4,546	5,494,079
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	7,080	9,133,109
					27,946,100

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Iraq 0.1%
Iraq International Bond, Sr. Unsec’d. Notes	6.752%	03/09/23		1,700	$ 1,694,832
Ireland 0.2%
Ireland Government Bond,
Bonds	2.400	05/15/30	EUR	1,200	1,584,549
Bonds	5.400	03/13/25	EUR	900	1,351,334
					2,935,883
Isle of Man 0.5%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	1,000	1,810,848
Unsec’d. Notes	5.625	03/29/30	GBP	4,000	6,929,507
					8,740,355
Israel 0.2%
Israel Government Bond-Fixed, Bonds	2.000	03/31/27	ILS	1,000	283,054
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	1,600	1,893,665
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	1,000	1,277,800
Sr. Unsec’d. Notes, EMTN	4.625	03/18/20	EUR	330	396,631
					3,851,150
Italy 4.4%
Cassa del Trentino SpA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	761	844,767
Italy Buoni Poliennali del Tesoro,
Bonds	2.000	12/01/25	EUR	2,200	2,515,011
Bonds	2.050	08/01/27	EUR	5,000	5,593,577
Bonds	6.500	11/01/27	EUR	2,695	4,080,426
Sr. Unsec’d. Notes, 144A	4.750	09/01/28	EUR	5,590	7,626,770
Unsec’d. Notes, 144A	4.500	03/01/26	EUR	8,545	11,310,264

Italy Certificati di Credito del Tesoro, Bonds, Series EU, 6 Month EURIBOR + 0.550%	0.281(c)	09/15/25	EUR	1,800	1,876,086
Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	978	991,931
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000(c)	06/15/20	EUR	1,550	1,814,841

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.444%	12/31/24	EUR	3,288	$ 3,923,810
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	5,818	7,466,368
Sr. Unsec’d. Notes, EMTN	5.125	07/31/24	EUR	12,955	17,235,175
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	250	348,161
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	1,090	1,568,372
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	7,189	10,832,597
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		590	619,747

Republic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	3.518(s)	03/27/23		775	649,350
					79,297,253
Japan 2.0%
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	3.375	10/31/23		1,600	1,636,004
Japan Finance Organization for Municipalities,
Gov’t. Gtd. Notes, EMTN	5.750	08/09/19	GBP	400	536,674
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		1,000	983,281
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		1,000	989,978
Sr. Unsec’d. Notes, EMTN	3.060	12/21/20	AUD	2,000	1,471,360
Sr. Unsec’d. Notes, GMTN	0.875	09/22/21	EUR	2,535	2,969,775
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes	0.200	06/20/36	JPY	450,000	4,024,118
Sr. Unsec’d. Notes	0.400	03/20/36	JPY	100,000	927,188
Sr. Unsec’d. Notes	0.500	06/20/38	JPY	514,000	4,778,253
Sr. Unsec’d. Notes	0.600	12/20/36	JPY	665,000	6,340,959
Sr. Unsec’d. Notes	0.700	03/20/37	JPY	150,000	1,453,619
Sr. Unsec’d. Notes(k)	1.400	09/20/34	JPY	145,000	1,560,316
Sr. Unsec’d. Notes	1.500	06/20/34	JPY	50,000	544,567
Sr. Unsec’d. Notes	1.800	12/20/31	JPY	148,000	1,644,312

Japan International Cooperation Agency, Gov’t. Gtd. Notes	1.875	11/13/19		2,000	1,983,384
Japanese Government CPI Linked Bond, Sr. Unsec’d. Notes	0.100	03/10/27	JPY	220,609	2,094,193
Tokyo Metropolitan Government,
Sr. Unsec’d. Notes	2.125	05/20/19		400	399,300
Sr. Unsec’d. Notes	2.125	05/19/20		1,000	989,800
					35,327,081

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Jersey 0.0%
Jersey International Bond, Sr. Unsec’d. Notes	3.750%	06/09/54	GBP	100	$ 166,920
Kazakhstan 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	3,765	4,352,760
Kuwait 0.1%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750	03/20/22		2,050	2,021,300
Latvia 0.0%
Latvia Government International Bond, Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	200	240,613
Lithuania 0.5%
Lithuania Government International Bond,
Sr. Unsec’d. Notes	6.125	03/09/21		4,500	4,763,313
Sr. Unsec’d. Notes	6.625	02/01/22		4,220	4,612,460
					9,375,773
Macedonia 0.2%
Macedonia Government International Bond,
Sr. Unsec’d. Notes	3.975	07/24/21	EUR	2,000	2,417,961
Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,303,124
Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	604,490
					4,325,575
Malaysia 0.5%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Series 0111	4.160	07/15/21	MYR	6,500	1,607,290
Sr. Unsec’d. Notes, Series 0217	4.059	09/30/24	MYR	10,000	2,454,512
Sr. Unsec’d. Notes, Series 0314	4.048	09/30/21	MYR	20,916	5,161,574
Sr. Unsec’d. Notes, Series 0416	3.620	11/30/21	MYR	15	3,664
					9,227,040
Mexico 1.7%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	4,375	5,341,459

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	950	$ 976,021
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	888,207
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	200	257,435
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	9,670	11,178,935
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	1,400	1,692,258
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	5,663	8,764,529
Sr. Unsec’d. Notes, MTN	7.500	04/08/33		875	1,091,869
					30,190,713
Montenegro 0.1%
Montenegro Government International Bond,
Sr. Unsec’d. Notes	3.875	03/18/20	EUR	500	585,096
Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	863,659
					1,448,755
New Zealand 0.4%
Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	715,761
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,503,500

New Zealand Government Bond, Sr. Unsec’d. Notes	4.500	04/15/27	NZD	1,500	1,225,294
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.750	04/15/25	NZD	1,800	1,245,540
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	500	339,885
Sr. Unsec’d. Notes	4.500	04/15/27	NZD	1,800	1,377,151
Sr. Unsec’d. Notes	6.000	05/15/21	NZD	500	375,239
					6,782,370
Norway 0.2%
City of Oslo,
Sr. Unsec’d. Notes	3.600	12/06/22	NOK	1,000	125,517
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	1,138,911
Sr. Unsec’d. Notes	4.900	11/04/19	NOK	5,000	608,411

Kommunalbanken A/S, Sr. Unsec’d. Notes, MTN	5.125	05/14/21	NZD	2,850	2,094,416
					3,967,255

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000%	09/22/24		400	$ 411,404
Sr. Unsec’d. Notes	8.125	04/28/34		2,338	3,132,920
Sr. Unsec’d. Notes	9.375	01/16/23		1,553	1,902,425
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,141,040
Sr. Unsec’d. Notes	10.750	05/15/20		275	299,750
					6,887,539
Peru 1.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	6,551	8,221,836
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	6,800	9,248,224
					17,470,060
Poland 0.8%
Republic of Poland Government Bond,
Bonds, Series 0721	1.750	07/25/21	PLN	2,000	539,813
Bonds, Series 0725	3.250	07/25/25	PLN	13,550	3,826,281
Bonds, Series 0727	2.500	07/25/27	PLN	8,000	2,127,015

Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		7,355	7,781,531
					14,274,640
Portugal 2.6%
Metropolitano de Lisboa EPE, Gov’t. Gtd. Notes	4.799	12/07/27	EUR	2,150	3,089,452
Parpublica-Participacoes Publicas SGPS SA, Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	1,500	1,845,439
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		4,971	5,268,862
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	20,210	28,085,948
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	6,500	9,367,985
					47,657,686

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Qatar 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.875%	04/23/23		1,040	$ 1,059,500
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,111,640
					3,171,140
Romania 0.5%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,428,022
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,140,305
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,121,590
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		300	324,213
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,254,650
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	798,414
					9,067,194
Russia 0.1%
Russian Federal Bond-OFZ, Bonds	7.050	01/19/28	RUB	60,000	863,919
Russian Foreign Bond-Eurobond, Sr. Unsec’d. Notes	4.500	04/04/22		400	409,800
					1,273,719
Saudi Arabia 0.4%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, MTN	2.894	04/20/22		1,000	982,440
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,166,400
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,246,216
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,135	1,147,485
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		1,300	1,265,391
					7,807,932
Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	1,395	1,527,415

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Serbia 0.2%
Serbia International Bond,
Sr. Unsec’d. Notes	7.250%	09/28/21		3,800	$ 4,128,054
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		200	217,266
					4,345,320
Singapore 0.1%
Singapore Government Bond,
Sr. Unsec’d. Notes	2.375	06/01/25	SGD	1,000	756,203
Sr. Unsec’d. Notes	3.000	09/01/24	SGD	500	389,986
					1,146,189
Slovenia 0.5%
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.250	02/18/24		7,922	8,615,349
South Africa 0.5%
Republic of South Africa Government Bond,
Bonds, Series R186	10.500	12/21/26	ZAR	5,000	416,851
Bonds, Series R213	7.000	02/28/31	ZAR	1,800	114,144
Sr. Unsec’d. Notes, Series R208	6.750	03/31/21	ZAR	10,000	750,391
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	5,415	6,584,747
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	100,000	969,777

ZAR Sovereign Capital Fund Pty Ltd., Sr. Unsec’d. Notes, 144A	3.903	06/24/20		1,000	994,808
					9,830,718
South Korea 0.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes	5.125	10/15/19	NZD	200	140,289
Sr. Unsec’d. Notes, EMTN	3.500	09/26/19	AUD	100	72,914
Sr. Unsec’d. Notes, EMTN	5.375	09/12/19	AUD	1,000	737,165
Sr. Unsec’d. Notes, MTN	2.711	12/05/19	CAD	200	152,318
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	2,000	1,398,677
Korea International Bond,
Sr. Unsec’d. Notes	2.125	06/10/24	EUR	1,100	1,364,351
Sr. Unsec’d. Notes	4.250	12/07/21	EUR	1,700	2,179,754
					6,045,468

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Spain 4.7%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.950%	02/11/20	EUR	2,000	$ 2,373,841
Sr. Unsec’d. Notes, EMTN	4.900	09/15/21	EUR	600	737,757
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,000	4,121,177
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	1,300	1,502,690
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	1,800	1,407,122
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	20,000	2,226,813
Spain Government Bond,
Bonds, 144A(k)	3.800	04/30/24	EUR	1,880	2,530,644
Bonds, 144A	5.150	10/31/28	EUR	8,120	12,645,850
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	6,410	7,504,807
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	4,225	4,991,155
Sr. Unsec’d. Notes, 144A(k)	1.600	04/30/25	EUR	300	364,957
Sr. Unsec’d. Notes, 144A	1.950	07/30/30	EUR	1,300	1,567,863
Sr. Unsec’d. Notes, 144A	2.900	10/31/46	EUR	300	384,120
Sr. Unsec’d. Notes, 144A(k)	4.650	07/30/25	EUR	15,050	21,613,693
Sr. Unsec’d. Notes, 144A(k)	5.850	01/31/22	EUR	3,705	4,990,917
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	500	781,588

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	9,697	15,068,423
					84,813,417
Sweden 0.3%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, EMTN	0.625	11/13/23	SEK	15,000	1,656,450
Local Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	799,794
Local Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	156,025
Sr. Unsec’d. Notes, EMTN	4.280	05/28/19	MXN	13,200	678,540
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	3.760	05/28/19	AUD	787	574,531
Sr. Unsec’d. Notes, EMTN	4.200	12/16/20	AUD	700	510,207
Sr. Unsec’d. Notes, EMTN	4.910	04/23/19	NZD	985	684,569

Sweden Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	0.125	04/24/23	EUR	720	833,211
					5,893,327
Thailand 0.1%
Thailand Government Bond, Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,585,479

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Turkey 0.6%
Turkey Government Bond, Bonds	8.000%	03/12/25	TRY	3,450	$ 499,473
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.125	04/11/23	EUR	2,965	3,455,903
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	300	352,224
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	983,910
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	247	284,614
Sr. Unsec’d. Notes	7.000	06/05/20		1,800	1,846,116
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	3,550	3,803,917
					11,226,157
Ukraine 0.1%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750	09/01/24		1,875	1,753,001
United Arab Emirates 0.2%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	488,040
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,317,700
					2,805,740
United Kingdom 1.0%
United Kingdom Gilt,
Bonds	2.000	09/07/25	GBP	100	139,796
Bonds(k)	3.250	01/22/44	GBP	320	548,688
Bonds(k)	3.500	01/22/45	GBP	2,310	4,149,247
Bonds(k)	4.250	03/07/36	GBP	6,140	11,258,484
Bonds(k)	4.250	09/07/39	GBP	600	1,141,506
					17,237,721
Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		394	405,503
Sr. Unsec’d. Notes	4.375	01/23/31		625	637,672
Sr. Unsec’d. Notes	7.000	06/28/19	EUR	118	137,751
					1,180,926
Total Sovereign Bonds (cost $791,899,230)					785,022,789

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
U.S. Government Agency Obligations 0.3%
Federal National Mortgage Assoc.	5.375%	12/07/28	GBP	507	$ 870,551
Tennessee Valley Authority
Sr. Unsec’d. Notes	5.350	06/07/21	GBP	815	1,162,566
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	1,391	2,527,363

Total U.S. Government Agency Obligations (cost $4,854,360)					4,560,480
U.S. Treasury Obligations 0.4%
U.S. Treasury Bonds(h)	2.500	05/15/46		454	410,959
U.S. Treasury Bonds(h)	2.875	08/15/45		18	17,595
U.S. Treasury Notes	1.500	02/28/23		315	303,532
U.S. Treasury Notes	2.625	08/31/20		134	134,256
U.S. Treasury Notes(h)	2.625	06/15/21		310	311,235
U.S. Treasury Notes(h)	2.625	12/15/21		2,430	2,443,099
U.S. Treasury Notes	2.875	11/15/21		200	202,305
U.S. Treasury Notes(h)	3.125	11/15/28		2,090	2,177,682
U.S. Treasury Strips Coupon(h)	1.881(s)	05/15/31		400	283,056
U.S. Treasury Strips Coupon(h)	1.898(s)	08/15/29		400	299,194
U.S. Treasury Strips Coupon(h)	2.100(s)	11/15/35		800	492,648
U.S. Treasury Strips Coupon(h)	2.264(s)	08/15/40		800	418,352
Total U.S. Treasury Obligations (cost $7,685,281)					7,493,913

	Shares
Common Stock 0.0%
Colombia
Frontera Energy Corp. (cost $44,527)	2,232	19,997
Preferred Stock 0.0%
United States
Citigroup Capital XIII, 8.890% (cost $100,000)	4,000	103,760

Total Long-Term Investments (cost $1,763,090,870)		1,743,883,221

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 6.9%
Affiliated Mutual Funds 3.7%
PGIM Core Ultra Short Bond Fund(w)	43,646,902	$ 43,646,902
PGIM Institutional Money Market Fund (cost $23,773,596; includes $23,716,571 of cash collateral for securities on loan)(b)(w)	23,775,278	23,780,033
Total Affiliated Mutual Funds (cost $67,420,498)		67,426,935
Options Purchased*~ 3.2%
(cost $96,770,013)		57,356,633

Total Short-Term Investments (cost $164,190,511)		124,783,568
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3% (cost $1,927,281,381)		1,868,666,789
Options Written*~ (3.0)%
(premiums received $81,041,743)		(54,604,872)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.3% (cost $1,846,239,638)		1,814,061,917
Liabilities in excess of other assets(z) (0.3)%		(5,254,326)

Net Assets 100.0%		$ 1,808,807,591

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $20,536,104 and 1.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,339,222; cash collateral of $23,716,571 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
(t)	Represents zero coupon. Rate quoted represents effective yield at January 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%		—		5,000	$ 21,832
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%		—		7,600	35,309
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		4,495	37,582
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		10,926	87,918
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		21,689	192,265
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		22,000	201,961
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		4,370	43,068
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00		—	AUD	30,400	148,272
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	10/27/23	85.00		—	AUD	57,000	1,085,490
Currency Option AUD vs USD	Call	Morgan Stanley & Co. International PLC	08/27/19	0.78		—	AUD	83,000	313,816
Currency Option EUR vs TRY	Call	Citibank, N.A.	04/26/19	6.00		—	EUR	12,000	728,107
Currency Option EUR vs TRY	Call	BNP Paribas	04/28/20	10.00		—	EUR	35,500	980,397
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00		—	EUR	35,500	760,712
Currency Option EUR vs ZAR	Call	Goldman Sachs International	07/26/19	29.00		—	EUR	35,000	5,870
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00		—	EUR	14,000	26,123
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	24.00		—	EUR	14,750	67,351
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00		—	EUR	34,500	321,711
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00		—	EUR	35,000	1,569,583
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/14/19	8.50		—		40,000	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	04/26/19	5.00		—		12,500	$ 1,329
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	06/11/19	5.25		—		80,000	27,136
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00		—		32,500	171,464
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65		—		33,000	462,430
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50		—		80,000	308,177
Currency Option USD vs CAD	Call	HSBC Bank USA, N.A.	07/30/19	1.30		—		20,000	438,321
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.40		—		40,000	121,667
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00		—		40,000	551,909
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	03/27/19	8.25		—		39,000	175
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	05/23/19	90.00		—		40,000	3,543
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	08/27/19	82.50		—		40,000	141,833
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00		—		22,000	384,423
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00		—		40,000	399,556
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/26/19	1,250.00		—		11,000	4,182
Currency Option USD vs KRW	Call	Goldman Sachs International	04/26/19	1,400.00		—		22,000	699
Currency Option USD vs KRW	Call	Goldman Sachs International	05/29/19	1,500.00		—		12,000	754
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	07/29/19	1,150.00		—		15,000	154,582
Currency Option USD vs KRW	Call	Goldman Sachs International	07/29/19	1,450.00		—		30,000	8,965
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,200.00		—		18,000	177,811
Currency Option USD vs KRW	Call	BNP Paribas	12/20/19	1,350.00		—		36,000	100,243
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	03/27/19	24.00		—		24,000	1,839

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/16/19	31.00		—		120,000	$ 885
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/27/19	25.00		—		24,500	76,565
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	22.00		—		16,000	364,745
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	26.00		—		32,000	196,776
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00		—		55,500	650,311
Currency Option USD vs RUB	Call	BNP Paribas	04/12/19	95.00		—		40,000	3,746
Currency Option USD vs RUB	Call	Citibank, N.A.	12/23/19	85.00		—		18,000	172,840
Currency Option USD vs RUB	Call	BNP Paribas	03/30/20	95.00		—		33,000	291,018
Currency Option USD vs TRY	Call	Deutsche Bank AG	03/28/19	12.00		—		40,000	216
Currency Option USD vs TRY	Call	Citibank, N.A.	08/28/19	5.40		—		15,000	1,252,940
Currency Option USD vs TRY	Call	Goldman Sachs International	12/23/19	6.00		—		18,000	1,249,479
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00		—		41,000	2,112,944
Currency Option USD vs TRY	Call	Deutsche Bank AG	06/29/20	9.00		—		40,000	967,290
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00		—		40,000	1,458,855
Currency Option USD vs ZAR	Call	Goldman Sachs International	04/26/19	25.00		—		40,000	333
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	06/26/19	20.00		—		15,000	9,661
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/26/19	25.00		—		40,000	7,832
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	14.00		—		18,000	960,199
Currency Option USD vs ZAR	Call	BNP Paribas	12/24/19	17.00		—		36,000	522,338
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00		—		40,000	1,524,869
Currency Option AUD vs JPY	Put	BNP Paribas	03/22/19	60.00		—	AUD	185,000	1,823

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Put	Deutsche Bank AG	06/06/19	52.00		—	AUD	252,000	$ 18,999
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	80.00		—	AUD	77,000	2,141,872
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	06/26/19	70.00		—	AUD	154,000	513,132
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	82.00		—	AUD	110,000	6,458,620
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00		—	AUD	220,000	4,225,134
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	67.00		—	AUD	150,000	1,523,362
Currency Option AUD vs JPY	Put	BNP Paribas	02/26/20	76.00		—	AUD	75,000	2,257,789
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00		—	AUD	252,000	5,830,944
Currency Option AUD vs USD	Put	Citibank, N.A.	01/29/20	0.69		—	AUD	23,000	295,762
Currency Option EUR vs TRY	Put	JPMorgan Chase Bank, N.A.	02/26/19	4.60		—	EUR	15,000	5
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00		—	EUR	35,500	347,423
Currency Option EUR vs TRY	Put	BNP Paribas	07/28/20	7.00		—	EUR	35,500	1,669,358
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	04/25/19	1.00		—	GBP	32,000	2,603
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.30		—	GBP	12,500	461,242
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.15		—	GBP	12,500	105,185
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28		—	GBP	32,000	1,384,260
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10		—		33,000	152,051
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50		—		40,000	1,120,603
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50		—		40,000	1,172,840
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25		—		40,000	494,244
Currency Option USD vs CNH	Put	Morgan Stanley & Co. International PLC	06/26/19	6.00		—		39,000	12,643

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs INR	Put	BNP Paribas	08/27/19	69.50		—		40,000	$ 301,868
Currency Option USD vs INR	Put	BNP Paribas	12/21/20	69.00		—		20,000	193,046
Currency Option USD vs JPY	Put	Citibank, N.A.	04/16/19	91.00		—		40,000	2,672
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00		—		15,000	63,008
Currency Option USD vs MXN	Put	BNP Paribas	08/27/19	17.00		—		24,500	47,532
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00		—		55,500	281,684
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00		—		40,000	534,788
Currency Option USD vs RUB	Put	BNP Paribas	12/22/20	66.00		—		40,000	1,316,112
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00		—		41,000	20,104
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	06/29/20	5.00		—		40,000	301,413
Currency Option USD vs ZAR	Put	BNP Paribas	07/27/20	12.00		—		40,000	574,546
Total OTC Traded (cost $96,658,642)									$55,738,914

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swaps, 11/11/22	Call	Goldman Sachs International	11/09/20	3.88%	3.88%(A)	3 Month SAIBOR(Q)	SAR	326,346	$ 1,301,893
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		12,250	2,212
CDX.NA.HY.31.V1, 12/20/23	Call	Deutsche Bank AG	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		14,250	2,573
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$106.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		12,170	10,610

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.30.V1, 12/20/23	Call	JPMorgan Chase Bank, N.A.	03/20/19	2.63%	5.00%(Q)	iTraxx.XO. 30.V1(Q)	EUR	22,400	$ 735
2- Year Interest Rate Swaps, 11/11/22	Put	Goldman Sachs International	11/09/20	3.88%	3 Month SAIBOR(Q)	3.88%(A)	SAR	326,346	299,696
Total OTC Swaptions (cost $111,371)									$ 1,617,719
Total Options Purchased (cost $96,770,013)									$57,356,633
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	30,400	$ (148,272)
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	12,000	(728,107)
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	35,500	(980,397)
Currency Option EUR vs TRY	Call	BNP Paribas	07/28/20	12.00	—	EUR	35,500	(760,712)
Currency Option EUR vs ZAR	Call	Citibank, N.A.	11/25/19	27.00	—	EUR	14,000	(26,123)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	14,750	(67,351)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,500	(321,711)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	70,000	(1,516,258)
Currency Option USD vs BRL	Call	HSBC Bank USA, N.A.	04/26/19	5.00	—		12,500	(1,329)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		18,000	(94,964)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		14,500	(76,499)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—		33,000	(462,430)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		80,000	(308,177)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		40,000	(66,635)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—	80,000	$ (1,309,424)
Currency Option USD vs CAD	Call	HSBC Bank USA, N.A.	07/30/19	1.40	—	40,000	(121,667)
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.30	—	20,000	(438,321)
Currency Option USD vs INR	Call	BNP Paribas	08/27/19	82.50	—	40,000	(141,833)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	40,000	(418,770)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—	22,000	(384,423)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/26/19	1,400.00	—	22,000	(699)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/26/19	1,250.00	—	11,000	(4,182)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/29/19	1,500.00	—	12,000	(754)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	07/29/19	1,450.00	—	30,000	(8,965)
Currency Option USD vs KRW	Call	Goldman Sachs International	07/29/19	1,150.00	—	15,000	(154,582)
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,350.00	—	36,000	(100,243)
Currency Option USD vs KRW	Call	BNP Paribas	12/20/19	1,200.00	—	18,000	(177,811)
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	03/27/19	24.00	—	24,000	(1,839)
Currency Option USD vs MXN	Call	BNP Paribas	08/27/19	25.00	—	24,500	(76,565)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	26.00	—	32,000	(196,776)
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	22.00	—	16,000	(364,745)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	55,500	(650,311)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	120,000	(1,080,199)
Currency Option USD vs RUB	Call	Goldman Sachs International	12/23/19	85.00	—	18,000	(172,840)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—	33,000	(291,018)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs RUB	Call	BNP Paribas	12/22/20	95.00	—		40,000	$ (807,923)
Currency Option USD vs TRY	Call	BNP Paribas	08/28/19	5.40	—		15,000	(1,252,940)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		18,000	(1,249,479)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—		41,000	(2,112,945)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	06/29/20	9.00	—		40,000	(967,290)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—		80,000	(1,326,412)
Currency Option USD vs ZAR	Call	HSBC Bank USA, N.A.	06/26/19	20.00	—		13,000	(8,373)
Currency Option USD vs ZAR	Call	BNP Paribas	06/26/19	20.00	—		2,000	(1,288)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	17.00	—		36,000	(522,338)
Currency Option USD vs ZAR	Call	BNP Paribas	12/24/19	14.00	—		18,000	(960,199)
Currency Option USD vs ZAR	Call	BNP Paribas	07/27/20	25.00	—		40,000	(242,074)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—		80,000	(1,259,982)
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	70.00	—	AUD	154,000	(513,132)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	06/26/19	80.00	—	AUD	77,000	(2,141,872)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	73.00	—	AUD	220,000	(4,225,134)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	110,000	(6,458,620)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	76.00	—	AUD	75,000	(2,257,789)
Currency Option AUD vs JPY	Put	BNP Paribas	02/26/20	67.00	—	AUD	150,000	(1,523,362)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	504,000	(5,604,884)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	01/29/20	0.69	—	AUD	23,000	(295,762)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	35,500	(347,423)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	35,500	$ (1,669,358)
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.15	—	GBP	12,500	(105,185)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.30	—	GBP	12,500	(461,242)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	64,000	(1,177,032)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		33,000	(152,051)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		40,000	(1,172,841)
Currency Option USD vs INR	Put	BNP Paribas	07/29/19	69.00	—		20,000	(115,161)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	08/27/19	69.50	—		40,000	(301,868)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	91.00	—		40,000	(614,413)
Currency Option USD vs KRW	Put	Morgan Stanley & Co. International PLC	07/29/19	1,050.00	—		15,000	(63,008)
Currency Option USD vs RUB	Put	BNP Paribas	04/29/19	66.00	—		40,000	(796,522)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—		41,000	(20,105)
Currency Option USD vs TRY	Put	Deutsche Bank AG	06/29/20	5.00	—		40,000	(301,413)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$ 66.00	—		4,080	(56,610)
Total OTC Traded (premiums received $80,470,690)								$(52,740,962)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swaps, 11/12/22	Call	Goldman Sachs International	11/09/20	3.23%	3 Month LIBOR(Q)	3.23%(S)	87,000	$ (1,447,960)
2- Year Interest Rate SwapS, 11/12/22	Put	Goldman Sachs International	11/09/20	3.23%	3.23%(S)	3 Month LIBOR(Q)	87,000	(162,300)
CDX.NA.HY.31.V1, 12/20/23	Put	Deutsche Bank AG	07/17/19	$ 95.00	5.00%(Q)	CDX.NA.HY 31.V1(Q)	26,500	(127,406)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.30.V2, 12/20/23	Put	BNP Paribas	06/19/19	4.50%	5.00%(Q)	iTraxx.XO. 30.V2(Q)	EUR	22,400	$ (126,244)
Total OTC Swaptions (premiums received $571,053)									$ (1,863,910)
Total Options Written (premiums received $81,041,743)									$(54,604,872)
Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6,931	5 Year U.S. Treasury Notes	Mar. 2019	$796,090,328	$12,515,638
2	10 Year Canadian Government Bonds	Mar. 2019	209,506	2,858
2,975	10 Year U.S. Treasury Notes	Mar. 2019	364,344,531	6,398,455
19	10 Year U.S. Ultra Treasury Notes	Mar. 2019	2,483,063	27,881
164	20 Year U.S. Treasury Bonds	Mar. 2019	24,056,750	935,394
853	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	137,439,625	5,709,680
283	Euro-OAT	Mar. 2019	49,533,989	661,568
				26,251,474
Short Positions:
1,567	2 Year U.S. Treasury Notes	Mar. 2019	332,718,172	(1,746,073)
1,549	5 Year Euro-Bobl	Mar. 2019	235,682,317	(1,298,108)
826	10 Year Euro-Bund	Mar. 2019	156,630,558	(2,506,965)
152	10 Year U.K. Gilt	Mar. 2019	24,627,258	(255,177)
1,734	Euro Schatz Index	Mar. 2019	222,041,789	79,149
				(5,727,174)
				$20,524,300
Forward foreign currency exchange contracts outstanding at January 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 02/11/19	BNP Paribas	ARS	129,629	$ 3,302,648	$ 3,437,892	$ 135,244	$ —

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 02/11/19	Morgan Stanley & Co. International PLC	ARS	84,669	$ 2,179,949	$ 2,245,514	$ 65,565	$ —
Expiring 02/28/19	BNP Paribas	ARS	62,903	1,617,037	1,640,885	23,848	—
Australian Dollar,
Expiring 04/18/19	BNP Paribas	AUD	5,494	3,925,200	3,997,717	72,517	—
Expiring 04/18/19	Citibank, N.A.	AUD	5,745	4,091,100	4,180,358	89,258	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	AUD	2,444	1,783,694	1,778,200	—	(5,494)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	4,759	3,426,000	3,462,750	36,750	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	2,500	1,792,000	1,818,923	26,923	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	2,249	1,617,000	1,636,568	19,568	—
Expiring 04/30/19	Bank of America, N.A.	AUD	1,302	926,000	947,268	21,268	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	AUD	3,381	2,417,000	2,460,828	43,828	—
Expiring 06/28/19	Goldman Sachs International	AUD	3,228	2,466,158	2,350,910	—	(115,248)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	AUD	1,390	1,075,979	1,012,351	—	(63,628)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	6,367	4,520,846	4,641,558	120,712	—
Expiring 01/31/20	Citibank, N.A.	AUD	3,238	2,594,998	2,365,824	—	(229,174)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 01/31/20	Citibank, N.A.	AUD	2,637	$ 1,966,670	$ 1,926,961	$ —	$ (39,709)
Expiring 02/28/20	Bank of America, N.A.	AUD	8,916	6,402,013	6,518,312	116,299	—
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	2,729	1,959,198	2,005,509	46,311	—
Brazilian Real,
Expiring 02/04/19	Barclays Bank PLC	BRL	18,329	4,725,686	5,024,503	298,817	—
Expiring 02/04/19	Barclays Bank PLC	BRL	6,710	1,758,000	1,839,453	81,453	—
Expiring 02/04/19	Barclays Bank PLC	BRL	6,267	1,599,000	1,718,015	119,015	—
Expiring 02/04/19	Barclays Bank PLC	BRL	5,943	1,517,000	1,629,246	112,246	—
Expiring 02/04/19	Citibank, N.A.	BRL	24,257	6,314,415	6,649,387	334,972	—
Expiring 02/04/19	Citibank, N.A.	BRL	7,558	2,023,000	2,071,923	48,923	—
Expiring 02/04/19	Citibank, N.A.	BRL	5,955	1,551,000	1,632,428	81,428	—
Expiring 02/04/19	Goldman Sachs International	BRL	5,353	1,450,000	1,467,299	17,299	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	17,539	4,527,000	4,807,980	280,980	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	9,207	2,393,793	2,523,734	129,941	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	5,460	1,407,000	1,496,643	89,643	—
Expiring 02/04/19	UBS AG	BRL	5,990	1,624,000	1,642,039	18,039	—
Expiring 02/25/19	Citibank, N.A.	BRL	19,713	5,835,701	5,397,755	—	(437,946)
Expiring 03/06/19	JPMorgan Chase Bank, N.A.	BRL	50,908	13,503,600	13,930,980	427,380	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	BRL	2,358	$ 693,000	$ 642,746	$ —	$ (50,254)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	BRL	1,888	543,150	514,569	—	(28,581)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	BRL	1,050	262,531	286,153	23,622	—
Expiring 09/30/19	Barclays Bank PLC	BRL	3,000	877,707	808,052	—	(69,655)
Expiring 09/30/19	Barclays Bank PLC	BRL	682	198,290	183,739	—	(14,551)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	5,925	1,689,000	1,595,905	—	(93,095)
Expiring 12/24/19	Barclays Bank PLC	BRL	2,271	656,862	607,978	—	(48,884)
Expiring 12/24/19	Barclays Bank PLC	BRL	455	130,618	121,726	—	(8,892)
Expiring 12/24/19	Citibank, N.A.	BRL	3,650	933,553	977,023	43,470	—
Expiring 12/24/19	Deutsche Bank AG	BRL	24,458	6,069,000	6,546,531	477,531	—
Expiring 03/31/20	Deutsche Bank AG	BRL	47,153	11,550,000	12,507,343	957,343	—
Expiring 06/30/20	Deutsche Bank AG	BRL	53,533	12,146,000	14,068,087	1,922,087	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	3,592	881,000	943,900	62,900	—
Expiring 07/29/20	Deutsche Bank AG	BRL	10,985	2,758,413	2,878,238	119,825	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	9,411	2,413,000	2,465,662	52,662	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	16,155	3,967,000	4,218,351	251,351	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 11/27/19	Citibank, N.A.	GBP	2,666	$ 3,624,960	$ 3,548,161	$ —	$ (76,799)
Canadian Dollar,
Expiring 04/18/19	Barclays Bank PLC	CAD	2,078	1,584,866	1,583,979	—	(887)
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	26,484	20,026,976	20,192,433	165,457	—
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	5,459	4,124,300	4,161,836	37,536	—
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	3,785	2,854,000	2,886,146	32,146	—
Expiring 07/31/19	HSBC Bank USA, N.A.	CAD	5,607	4,243,862	4,284,795	40,933	—
Expiring 07/31/19	JPMorgan Chase Bank, N.A.	CAD	2,119	1,624,885	1,619,183	—	(5,702)
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	1,032,156	1,520,000	1,573,986	53,986	—
Expiring 03/20/19	Citibank, N.A.	CLP	1,029,049	1,543,000	1,569,248	26,248	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	2,698,825	4,054,908	4,115,573	60,665	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	4,552,706	6,962,388	6,942,648	—	(19,740)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	1,513,970	2,263,000	2,308,728	45,728	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	1,078,281	1,649,000	1,644,325	—	(4,675)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	1,008,663	$ 1,503,000	$ 1,538,161	$ 35,161	$ —
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	59,572	8,885,077	8,883,145	—	(1,932)
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	21,646	3,219,000	3,227,746	8,746	—
Expiring 06/28/19	Citibank, N.A.	CNH	7,979	1,139,014	1,189,537	50,523	—
Expiring 02/28/20	Citibank, N.A.	CNH	9,688	1,375,694	1,442,671	66,977	—
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	9,677	1,428,763	1,441,049	12,286	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	52,452	8,077,000	7,810,646	—	(266,354)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	24,871,846	7,819,663	8,004,009	184,346	—
Expiring 02/20/19	JPMorgan Chase Bank, N.A.	COP	8,955,230	2,882,925	2,881,883	—	(1,042)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	48,131	2,133,821	2,143,657	9,836	—
Expiring 04/17/19	UBS AG	CZK	338,226	15,121,299	15,063,919	—	(57,380)
Expiring 04/17/19	UBS AG	CZK	338,226	15,137,372	15,063,919	—	(73,453)
Danish Krone,
Expiring 04/17/19	The Toronto-Dominion Bank	DKK	4,224	651,910	652,117	207	—
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	47,211	2,513,874	2,544,283	30,409	—
Expiring 07/15/19	Citibank, N.A.	EGP	29,132	1,550,711	1,569,970	19,259	—
Expiring 07/29/19	Citibank, N.A.	EGP	12,811	682,177	687,602	5,425	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	1,150	$ 1,362,290	$ 1,318,879	$ —	$ (43,411)
Expiring 04/17/19	Citibank, N.A.	EUR	6,206	7,082,900	7,150,660	67,760	—
Expiring 04/17/19	Citibank, N.A.	EUR	1,475	1,691,000	1,699,625	8,625	—
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	2,107	2,423,000	2,427,485	4,485	—
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	1,911	2,190,011	2,201,869	11,858	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	EUR	573	678,931	660,955	—	(17,976)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	EUR	2,685	3,258,784	3,171,737	—	(87,047)
Expiring 02/28/20	Bank of America, N.A.	EUR	3,265	4,271,600	3,866,342	—	(405,258)
Expiring 02/28/20	BNP Paribas	EUR	5,554	6,285,740	6,576,926	291,186	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	4,574	5,300,809	5,416,431	115,622	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	3,595	4,373,117	4,256,925	—	(116,192)
Hungarian Forint,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	1,640,418	5,986,337	5,976,763	—	(9,574)
Indian Rupee,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	345,733	4,829,282	4,835,544	6,262	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	1,317,920	$ 18,644,980	$ 18,432,894	$ —	$ (212,086)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	1,317,920	18,622,586	18,432,894	—	(189,692)
Expiring 04/30/19	Citibank, N.A.	INR	20,144	279,219	280,295	1,076	—
Expiring 07/31/19	BNP Paribas	INR	271,749	3,730,000	3,743,478	13,478	—
Expiring 08/29/19	HSBC Bank USA, N.A.	INR	945,555	12,891,000	12,985,419	94,419	—
Indonesian Rupiah,
Expiring 03/20/19	Citibank, N.A.	IDR	21,975,555	1,533,000	1,564,066	31,066	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	58,535,924	3,955,130	4,166,177	211,047	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	45,895,412	3,238,000	3,266,514	28,514	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	41,243,095	2,830,686	2,935,395	104,709	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	37,986,630	2,677,000	2,703,622	26,622	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	32,534,708	2,297,000	2,315,593	18,593	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	15,534,489	1,064,589	1,105,636	41,047	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	IDR	40,100,995	2,827,000	2,854,108	27,108	—
Expiring 03/20/19	UBS AG	IDR	36,920,312	2,596,000	2,627,729	31,729	—
Israeli Shekel,
Expiring 04/25/19	Bank of America, N.A.	ILS	5,278	1,446,000	1,460,159	14,159	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 04/25/19	Citibank, N.A.	ILS	6,088	$ 1,667,000	$ 1,684,379	$ 17,379	$ —
Expiring 04/25/19	UBS AG	ILS	5,298	1,467,587	1,465,838	—	(1,749)
Expiring 04/25/19	UBS AG	ILS	4,722	1,308,000	1,306,441	—	(1,559)
Expiring 11/29/19	Citibank, N.A.	ILS	162,159	44,635,000	45,580,383	945,383	—
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	15,192,734	139,233,426	140,364,771	1,131,345	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	344,513	3,173,000	3,182,933	9,933	—
Expiring 04/17/19	The Toronto-Dominion Bank	JPY	15,192,734	139,923,188	140,364,771	441,583	—
Expiring 04/17/19	The Toronto-Dominion Bank	JPY	99,552	914,211	919,758	5,547	—
Expiring 05/31/19	Deutsche Bank AG	JPY	76,216	707,000	706,761	—	(239)
Expiring 01/29/21	Citibank, N.A.	JPY	449,088	4,477,000	4,387,358	—	(89,642)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	1,488,986	14,485,000	14,546,624	61,624	—
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,354,000	5,449,253	95,253	—
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	71,207	3,728,506	3,697,435	—	(31,071)
Expiring 03/20/19	Citibank, N.A.	MXN	15,766	800,938	818,655	17,717	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	63,110	3,183,039	3,277,003	93,964	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	28,865	1,434,000	1,498,806	64,806	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/20/19	UBS AG	MXN	69,912	$ 3,576,000	$ 3,630,176	$ 54,176	$ —
Expiring 03/20/19	UBS AG	MXN	34,826	1,689,000	1,808,345	119,345	—
Expiring 03/29/19	Morgan Stanley & Co. International PLC	MXN	133,265	6,292,000	6,909,922	617,922	—
Expiring 04/30/19	Bank of America, N.A.	MXN	15,110	779,000	779,532	532	—
Expiring 04/30/19	Deutsche Bank AG	MXN	17,493	906,000	902,474	—	(3,526)
Expiring 04/30/19	Morgan Stanley & Co. International PLC	MXN	13,796	710,000	711,753	1,753	—
Expiring 08/29/19	Deutsche Bank AG	MXN	88,614	4,152,000	4,487,051	335,051	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	28,511	1,405,226	1,443,675	38,449	—
Expiring 12/30/19	Citibank, N.A.	MXN	22,199	1,083,121	1,102,526	19,405	—
Expiring 12/30/19	Goldman Sachs International	MXN	13,330	651,932	662,035	10,103	—
Expiring 04/30/20	Citibank, N.A.	MXN	32,853	1,591,718	1,604,120	12,402	—
Expiring 04/30/20	Deutsche Bank AG	MXN	274,693	12,385,000	13,412,473	1,027,473	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	14,776	725,000	721,445	—	(3,555)
Expiring 10/30/20	Citibank, N.A.	MXN	39,210	1,822,825	1,867,348	44,523	—
New Taiwanese Dollar,
Expiring 03/20/19	Barclays Bank PLC	TWD	135,228	4,412,000	4,415,348	3,348	—
Expiring 03/20/19	HSBC Bank USA, N.A.	TWD	101,245	3,289,000	3,305,778	16,778	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	371,663	12,126,816	12,135,225	8,409	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	137,943	$ 4,473,000	$ 4,503,997	$ 30,997	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	92,900	3,030,000	3,033,288	3,288	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	191,236	6,252,610	6,244,084	—	(8,526)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	145,963	4,743,000	4,765,879	22,879	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	139,404	4,527,000	4,551,720	24,720	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	127,304	4,143,000	4,156,627	13,627	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	124,819	4,060,000	4,075,475	15,475	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	123,560	4,010,000	4,034,384	24,384	—
New Zealand Dollar,
Expiring 04/18/19	Barclays Bank PLC	NZD	6,035	4,192,246	4,177,701	—	(14,545)
Norwegian Krone,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	NOK	53,200	6,250,010	6,329,019	79,009	—
Expiring 04/17/19	UBS AG	NOK	17,343	2,027,000	2,063,252	36,252	—
Expiring 04/17/19	UBS AG	NOK	13,449	1,586,000	1,599,923	13,923	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	5,929	$ 1,749,000	$ 1,779,125	$ 30,125	$ —
Expiring 03/20/19	Barclays Bank PLC	PEN	5,553	1,654,000	1,666,359	12,359	—
Expiring 03/20/19	BNP Paribas	PEN	16,194	4,769,904	4,859,218	89,314	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	4,189	1,251,000	1,256,969	5,969	—
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	338,097	6,364,899	6,465,395	100,496	—
Expiring 03/20/19	Barclays Bank PLC	PHP	258,386	4,847,000	4,941,094	94,094	—
Expiring 03/20/19	Barclays Bank PLC	PHP	162,168	3,033,000	3,101,130	68,130	—
Expiring 03/20/19	Barclays Bank PLC	PHP	141,170	2,684,000	2,699,586	15,586	—
Expiring 03/20/19	Barclays Bank PLC	PHP	122,603	2,326,000	2,344,533	18,533	—
Expiring 03/20/19	Barclays Bank PLC	PHP	114,078	2,152,000	2,181,492	29,492	—
Expiring 03/20/19	Citibank, N.A.	PHP	254,224	4,778,205	4,861,506	83,301	—
Expiring 03/20/19	Citibank, N.A.	PHP	87,041	1,651,000	1,664,471	13,471	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	277,264	5,245,000	5,302,087	57,087	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	251,069	4,747,000	4,801,163	54,163	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	239,482	4,483,000	4,579,587	96,587	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	171,797	3,263,000	3,285,255	22,255	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	165,321	3,102,000	3,161,418	59,418	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	128,729	$ 2,434,000	$ 2,461,679	$ 27,679	$ —
Polish Zloty,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	PLN	22,964	6,197,547	6,183,019	—	(14,528)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	447,614	6,655,722	6,804,460	148,738	—
Expiring 03/20/19	Barclays Bank PLC	RUB	362,433	5,349,167	5,509,568	160,401	—
Expiring 03/20/19	Barclays Bank PLC	RUB	323,573	4,865,889	4,918,841	52,952	—
Expiring 03/20/19	Barclays Bank PLC	RUB	323,554	4,834,089	4,918,544	84,455	—
Expiring 03/20/19	Barclays Bank PLC	RUB	321,296	4,851,111	4,884,227	33,116	—
Expiring 03/20/19	Barclays Bank PLC	RUB	151,263	2,271,000	2,299,439	28,439	—
Expiring 03/20/19	Barclays Bank PLC	RUB	148,308	2,191,000	2,254,521	63,521	—
Expiring 03/20/19	Barclays Bank PLC	RUB	144,366	2,155,000	2,194,595	39,595	—
Expiring 03/20/19	Barclays Bank PLC	RUB	140,392	2,112,000	2,134,190	22,190	—
Expiring 03/20/19	Barclays Bank PLC	RUB	130,651	1,934,000	1,986,113	52,113	—
Expiring 03/20/19	Barclays Bank PLC	RUB	128,447	1,935,000	1,952,607	17,607	—
Expiring 03/20/19	Barclays Bank PLC	RUB	110,834	1,596,000	1,684,860	88,860	—
Expiring 03/20/19	Barclays Bank PLC	RUB	100,679	1,510,000	1,530,488	20,488	—
Expiring 03/20/19	Barclays Bank PLC	RUB	97,242	1,401,000	1,478,237	77,237	—
Expiring 03/20/19	Barclays Bank PLC	RUB	88,221	1,305,000	1,341,107	36,107	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	327,978	4,801,663	4,985,793	184,130	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/30/19	Barclays Bank PLC	RUB	178,311	$ 2,658,317	$ 2,693,989	$ 35,672	$ —
Expiring 04/30/19	Barclays Bank PLC	RUB	135,457	2,034,000	2,046,544	12,544	—
Expiring 04/30/19	BNP Paribas	RUB	899,372	13,228,000	13,588,074	360,074	—
Expiring 04/30/19	Deutsche Bank AG	RUB	162,362	2,450,000	2,453,024	3,024	—
Expiring 06/28/19	Bank of America, N.A.	RUB	28,497	480,189	427,358	—	(52,831)
Expiring 06/28/19	Barclays Bank PLC	RUB	56,095	947,662	841,247	—	(106,415)
Expiring 06/28/19	Barclays Bank PLC	RUB	27,407	437,176	411,018	—	(26,158)
Expiring 06/28/19	Goldman Sachs International	RUB	36,994	614,000	554,781	—	(59,219)
Expiring 12/24/19	Citibank, N.A.	RUB	229,300	3,345,000	3,358,729	13,729	—
Expiring 03/31/20	Barclays Bank PLC	RUB	303,830	4,367,879	4,393,257	25,378	—
Expiring 03/31/20	BNP Paribas	RUB	262,176	3,690,000	3,790,966	100,966	—
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	57,150	15,198,256	15,222,486	24,230	—
Singapore Dollar,
Expiring 02/08/19	Deutsche Bank AG	SGD	3,065	2,240,000	2,277,032	37,032	—
Expiring 02/08/19	Deutsche Bank AG	SGD	2,567	1,879,000	1,907,131	28,131	—
Expiring 02/08/19	Deutsche Bank AG	SGD	2,076	1,517,000	1,542,681	25,681	—
Expiring 02/08/19	Deutsche Bank AG	SGD	1,184	860,000	879,434	19,434	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	4,128	3,055,000	3,067,243	12,243	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	4,041	2,989,000	3,002,533	13,533	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	3,522	$ 2,580,000	$ 2,616,359	$ 36,359	$ —
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	2,869	2,114,700	2,131,507	16,807	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	2,762	2,009,000	2,051,736	42,736	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	2,209	1,611,000	1,641,502	30,502	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	2,167	1,602,000	1,609,958	7,958	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	2,032	1,483,000	1,509,775	26,775	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	1,826	1,330,000	1,356,379	26,379	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	959	713,097	712,283	—	(814)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	2,430	1,780,000	1,805,024	25,024	—
South African Rand,
Expiring 03/08/19	Bank of America, N.A.	ZAR	29,353	2,021,000	2,204,361	183,361	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	56,427	3,938,071	4,237,511	299,440	—
Expiring 03/08/19	UBS AG	ZAR	109,834	8,252,912	8,248,270	—	(4,642)
Expiring 04/30/19	Morgan Stanley & Co. International PLC	ZAR	12,265	872,000	914,947	42,947	—
Expiring 06/28/19	JPMorgan Chase Bank, N.A.	ZAR	21,053	1,655,216	1,559,101	—	(96,115)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/28/19	Morgan Stanley & Co. International PLC	ZAR	13,104	$ 974,000	$ 970,458	$ —	$ (3,542)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	ZAR	24,229	1,867,699	1,760,610	—	(107,089)
Expiring 12/30/19	Barclays Bank PLC	ZAR	19,528	1,517,561	1,413,135	—	(104,426)
Expiring 12/30/19	BNP Paribas	ZAR	41,262	2,607,000	2,985,875	378,875	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	17,083	1,176,952	1,221,447	44,495	—
Expiring 03/31/20	UBS AG	ZAR	28,239	1,831,000	2,019,156	188,156	—
Expiring 03/31/20	UBS AG	ZAR	21,550	1,510,704	1,540,866	30,162	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	ZAR	72,056	4,889,655	5,070,090	180,435	—
Expiring 08/31/20	BNP Paribas	ZAR	45,248	3,035,140	3,169,601	134,461	—
South Korean Won,
Expiring 03/20/19	Bank of America, N.A.	KRW	6,717,465	6,045,235	6,046,056	821	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	5,313,756	4,763,223	4,782,646	19,423	—
Expiring 04/30/19	BNP Paribas	KRW	650,928	611,792	586,668	—	(25,124)
Expiring 04/30/19	Deutsche Bank AG	KRW	362,239	333,631	326,479	—	(7,152)
Expiring 05/31/19	Goldman Sachs International	KRW	330,408	312,000	298,136	—	(13,864)
Expiring 05/31/19	Morgan Stanley & Co. International PLC	KRW	642,595	609,233	579,830	—	(29,403)
Expiring 07/31/19	BNP Paribas	KRW	771,696	689,199	697,925	8,726	—
Expiring 07/31/19	Morgan Stanley & Co. International PLC	KRW	7,414,697	6,612,000	6,705,881	93,881	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	SEK	155,321	$ 17,437,238	$ 17,270,674	$ —	$ (166,564)
Expiring 04/17/19	The Toronto-Dominion Bank	SEK	14,400	1,610,000	1,601,205	—	(8,795)
Expiring 04/17/19	UBS AG	SEK	21,593	2,394,000	2,401,011	7,011	—
Swiss Franc,
Expiring 04/17/19	Barclays Bank PLC	CHF	9,633	9,778,475	9,758,686	—	(19,789)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	CHF	4,387	4,468,000	4,443,772	—	(24,228)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	CHF	2,181	2,217,000	2,209,885	—	(7,115)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	3,326	3,361,000	3,369,414	8,414	—
Expiring 04/30/19	Bank of America, N.A.	CHF	881	890,000	893,581	3,581	—
Expiring 04/30/19	Bank of America, N.A.	CHF	829	838,485	840,504	2,019	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	CHF	311	315,000	315,827	827	—
Expiring 10/30/20	Goldman Sachs International	CHF	8,271	8,946,000	8,851,475	—	(94,525)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	1,200,572	36,549,324	38,434,261	1,884,937	—
Expiring 02/08/19	Citibank, N.A.	THB	152,587	4,822,000	4,884,823	62,823	—
Expiring 02/08/19	Citibank, N.A.	THB	127,062	4,007,000	4,067,671	60,671	—
Expiring 02/08/19	Citibank, N.A.	THB	110,233	3,354,000	3,528,907	174,907	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 02/08/19	Citibank, N.A.	THB	108,741	$ 3,430,000	$ 3,481,166	$ 51,166	$ —
Expiring 02/08/19	Citibank, N.A.	THB	106,747	3,240,000	3,417,311	177,311	—
Expiring 02/08/19	Citibank, N.A.	THB	79,726	2,493,000	2,552,296	59,296	—
Expiring 02/08/19	Citibank, N.A.	THB	73,010	2,238,000	2,337,277	99,277	—
Expiring 02/08/19	Citibank, N.A.	THB	68,835	2,163,000	2,203,645	40,645	—
Expiring 02/08/19	Citibank, N.A.	THB	61,950	1,897,000	1,983,215	86,215	—
Expiring 02/08/19	Citibank, N.A.	THB	61,917	1,899,000	1,982,163	83,163	—
Expiring 02/08/19	Citibank, N.A.	THB	61,353	1,906,000	1,964,117	58,117	—
Expiring 02/08/19	Citibank, N.A.	THB	59,441	1,840,000	1,902,908	62,908	—
Expiring 02/08/19	Citibank, N.A.	THB	54,434	1,713,000	1,742,617	29,617	—
Expiring 02/08/19	Citibank, N.A.	THB	52,729	1,653,000	1,688,030	35,030	—
Expiring 02/08/19	Citibank, N.A.	THB	47,433	1,440,000	1,518,482	78,482	—
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	208,054	6,331,530	6,660,495	328,965	—
Expiring 05/10/19	Citibank, N.A.	THB	674,189	21,425,951	21,640,075	214,124	—
Expiring 05/10/19	Citibank, N.A.	THB	41,222	1,311,000	1,323,134	12,134	—
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	250,546	7,974,863	8,042,018	67,155	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	122,885	3,928,000	3,944,346	16,346	—
Expiring 05/10/19	UBS AG	THB	91,145	2,896,000	2,925,574	29,574	—
Turkish Lira,
Expiring 02/28/19	Barclays Bank PLC	TRY	2,565	569,627	489,250	—	(80,377)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/28/19	JPMorgan Chase Bank, N.A.	TRY	5,650	$ 1,115,457	$ 1,077,560	$ —	$ (37,897)
Expiring 03/08/19	Barclays Bank PLC	TRY	17,300	3,162,060	3,284,948	122,888	—
Expiring 03/08/19	Barclays Bank PLC	TRY	4,062	749,320	771,270	21,950	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	101,543	18,027,996	19,281,478	1,253,482	—
Expiring 04/30/19	BNP Paribas	TRY	3,568	644,000	658,090	14,090	—
Expiring 04/30/19	Citibank, N.A.	TRY	7,990	1,432,568	1,473,572	41,004	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	TRY	123	26,146	22,650	—	(3,496)
Expiring 08/29/19	Citibank, N.A.	TRY	19,588	4,030,446	3,410,756	—	(619,690)
Expiring 12/24/19	Goldman Sachs International	TRY	33,041	5,976,000	5,484,743	—	(491,257)
Expiring 04/30/20	Citibank, N.A.	TRY	5,178	881,000	823,701	—	(57,299)
Expiring 04/30/20	Deutsche Bank AG	TRY	3,736	373,000	594,216	221,216	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	90,834	14,164,000	14,448,805	284,805	—
Expiring 06/30/20	Bank of America, N.A.	TRY	7,742	1,162,000	1,208,424	46,424	—
Expiring 06/30/20	Deutsche Bank AG	TRY	175,019	16,910,000	27,319,066	10,409,066	—
				$1,365,834,825	$1,395,553,804	34,930,056	(5,211,077)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	Citibank, N.A.	AUD	5,618	$ 4,028,408	$ 4,087,784	$ —	$ (59,376)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	24,119	17,367,442	17,550,862	—	(183,420)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	2,397	1,713,000	1,744,264	—	(31,264)
Expiring 04/30/19	Bank of America, N.A.	AUD	1,063	765,000	773,303	—	(8,303)
Expiring 04/30/19	BNP Paribas	AUD	1,950	1,399,000	1,418,883	—	(19,883)
Expiring 04/30/19	Deutsche Bank AG	AUD	3,759	2,744,000	2,735,819	8,181	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	16,238	11,701,915	11,837,819	—	(135,904)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	AUD	7,980	5,765,949	5,830,536	—	(64,587)
Brazilian Real,
Expiring 02/04/19	Citibank, N.A.	BRL	5,634	1,508,000	1,544,436	—	(36,436)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	50,908	13,528,540	13,955,096	—	(426,556)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	6,305	1,658,000	1,728,457	—	(70,457)
Expiring 02/04/19	Morgan Stanley & Co. International PLC	BRL	55,722	14,266,020	15,274,663	—	(1,008,643)
Expiring 02/25/19	Citibank, N.A.	BRL	5,353	1,362,226	1,465,742	—	(103,516)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/06/19	Barclays Bank PLC	BRL	18,527	$ 5,078,188	$ 5,069,859	$ 8,329	$ —
Expiring 03/06/19	Barclays Bank PLC	BRL	5,887	1,559,000	1,610,922	—	(51,922)
Expiring 04/30/19	Deutsche Bank AG	BRL	3,400	906,000	926,725	—	(20,725)
Expiring 04/30/19	HSBC Bank USA, N.A.	BRL	5,296	1,458,000	1,443,468	14,532	—
Expiring 04/30/19	UBS AG	BRL	5,781	1,576,000	1,575,541	459	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	8,232	2,357,000	2,217,245	139,755	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	1,375	338,130	370,450	—	(32,320)
Expiring 12/24/19	BNP Paribas	BRL	3,945	975,000	1,055,814	—	(80,814)
Expiring 12/24/19	Citibank, N.A.	BRL	7,535	1,817,000	2,016,870	—	(199,870)
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	7,093	1,998,000	1,898,510	99,490	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	5,126	1,450,000	1,371,976	78,024	—
Expiring 12/24/19	UBS AG	BRL	3,166	790,000	847,508	—	(57,508)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	42,174	11,787,000	11,186,662	600,338	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	9,484	2,282,267	2,515,629	—	(233,362)
Expiring 06/30/20	Deutsche Bank AG	BRL	88,992	21,600,000	23,386,240	—	(1,786,240)
Expiring 07/29/20	Deutsche Bank AG	BRL	29,229	6,610,000	7,658,291	—	(1,048,291)
Expiring 08/31/20	Deutsche Bank AG	BRL	28,784	6,280,000	7,516,003	—	(1,236,003)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	46,068	$ 11,571,000	$ 11,886,899	$ —	$ (315,899)
British Pound,
Expiring 04/17/19	Barclays Bank PLC	GBP	2,300	3,027,379	3,028,576	—	(1,197)
Expiring 04/17/19	Citibank, N.A.	GBP	2,800	3,630,000	3,687,152	—	(57,152)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	GBP	9,639	12,507,381	12,692,228	—	(184,847)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	GBP	2,720	3,593,000	3,582,158	10,842	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	GBP	1,991	2,608,000	2,622,321	—	(14,321)
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	2,480	3,274,000	3,265,361	8,639	—
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	1,855	2,434,000	2,442,883	—	(8,883)
Expiring 04/17/19	UBS AG	GBP	1,981	2,615,000	2,609,169	5,831	—
Expiring 11/27/19	HSBC Bank USA, N.A.	GBP	1,436	2,110,202	1,911,163	199,039	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	GBP	911	1,333,917	1,213,018	120,899	—
Expiring 11/27/19	UBS AG	GBP	292	419,347	388,897	30,450	—
Canadian Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	2,592	1,947,000	1,975,897	—	(28,897)
Expiring 07/31/19	Citibank, N.A.	CAD	7,185	5,442,000	5,490,636	—	(48,636)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/31/19	HSBC Bank USA, N.A.	CAD	541	$ 434,000	$ 413,343	$ 20,657	$ —
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	7,691,624	11,346,251	11,729,341	—	(383,090)
Expiring 03/20/19	Citibank, N.A.	CLP	2,685,766	3,946,998	4,095,659	—	(148,661)
Expiring 03/20/19	Citibank, N.A.	CLP	1,998,378	2,947,156	3,047,427	—	(100,271)
Expiring 03/20/19	Goldman Sachs International	CLP	2,700,631	3,931,336	4,118,328	—	(186,992)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	2,707,614	4,028,408	4,128,976	—	(100,568)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	3,479,971	4,993,000	5,306,782	—	(313,782)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	1,768,694	2,571,000	2,697,169	—	(126,169)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	1,591,779	2,317,000	2,427,383	—	(110,383)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	1,366,482	1,978,000	2,083,816	—	(105,816)
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	42,434	6,242,000	6,327,562	—	(85,562)
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	15,373	2,261,000	2,292,433	—	(31,433)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	192,794	28,335,830	28,748,687	—	(412,857)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	31,429	$ 4,652,000	$ 4,686,622	$ —	$ (34,622)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	CNH	7,979	1,192,000	1,189,537	2,463	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	71,818	10,657,000	10,694,366	—	(37,366)
Colombian Peso,
Expiring 02/20/19	Barclays Bank PLC	COP	4,384,363	1,372,000	1,410,932	—	(38,932)
Expiring 02/20/19	BNP Paribas	COP	10,222,908	3,234,074	3,289,834	—	(55,760)
Expiring 02/20/19	BNP Paribas	COP	7,211,047	2,296,000	2,320,587	—	(24,587)
Expiring 02/20/19	Citibank, N.A.	COP	15,599,388	4,727,732	5,020,039	—	(292,307)
Expiring 02/20/19	Citibank, N.A.	COP	13,654,358	4,183,000	4,394,109	—	(211,109)
Expiring 02/20/19	Citibank, N.A.	COP	2,220,307	691,900	714,517	—	(22,617)
Expiring 02/20/19	Morgan Stanley & Co. International PLC	COP	5,130,078	1,578,000	1,650,910	—	(72,910)
Expiring 02/20/19	The Toronto-Dominion Bank	COP	5,279,554	1,668,000	1,699,013	—	(31,013)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	116,570	5,203,742	5,191,783	11,959	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	35,234	$ 1,568,000	$ 1,569,243	$ —	$ (1,243)
Expiring 04/17/19	UBS AG	CZK	84,579	3,754,000	3,766,974	—	(12,974)
Expiring 04/17/19	UBS AG	CZK	65,059	2,893,000	2,897,613	—	(4,613)
Expiring 04/17/19	UBS AG	CZK	64,126	2,851,000	2,856,061	—	(5,061)
Expiring 04/17/19	UBS AG	CZK	53,683	2,374,000	2,390,933	—	(16,933)
Expiring 04/17/19	UBS AG	CZK	45,177	2,004,000	2,012,087	—	(8,087)
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	4,600	5,835,781	5,275,516	560,265	—
Expiring 02/28/19	Deutsche Bank AG	EUR	1,536	1,927,419	1,761,979	165,440	—
Expiring 04/17/19	BNP Paribas	EUR	1,232	1,414,000	1,419,847	—	(5,847)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	6,225	7,086,946	7,171,617	—	(84,671)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	4,374	5,005,893	5,039,916	—	(34,023)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	3,553	4,042,592	4,094,127	—	(51,535)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	EUR	2,380	2,742,000	2,742,108	—	(108)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	EUR	1,442	1,655,000	1,660,881	—	(5,881)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	6,634	7,658,999	7,643,295	15,704	—
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	1,949	2,229,000	2,245,441	—	(16,441)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	1,663	$ 1,904,000	$ 1,916,159	$ —	$ (12,159)
Expiring 04/17/19	UBS AG	EUR	98,166	112,117,250	113,102,525	—	(985,275)
Expiring 04/30/19	Barclays Bank PLC	EUR	416	479,304	479,959	—	(655)
Expiring 04/30/19	Deutsche Bank AG	EUR	431	498,000	496,986	1,014	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	EUR	496	568,000	572,220	—	(4,220)
Expiring 04/30/19	The Toronto-Dominion Bank	EUR	522	597,784	602,069	—	(4,285)
Expiring 11/27/19	Citibank, N.A.	EUR	494	646,795	580,828	65,967	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	EUR	654	788,438	767,712	20,726	—
Expiring 12/30/19	Deutsche Bank AG	EUR	727	937,525	856,427	81,098	—
Expiring 02/28/20	Bank of America, N.A.	EUR	6,895	8,400,868	8,164,908	235,960	—
Expiring 02/28/20	BNP Paribas	EUR	9,958	12,566,000	11,792,046	773,954	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	2,015	2,399,318	2,417,456	—	(18,138)
Expiring 07/29/20	UBS AG	EUR	3,951	4,814,659	4,741,199	73,460	—
Hong Kong Dollar,
Expiring 04/25/19	UBS AG	HKD	6,565	839,366	839,311	55	—
Hungarian Forint,
Expiring 04/17/19	Deutsche Bank AG	HUF	528,613	1,882,000	1,925,969	—	(43,969)
Expiring 04/17/19	Deutsche Bank AG	HUF	428,730	1,529,000	1,562,050	—	(33,050)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	3,604,984	$ 12,912,528	$ 13,134,540	$ —	$ (222,012)
Expiring 04/17/19	The Toronto-Dominion Bank	HUF	3,604,984	12,855,202	13,134,540	—	(279,338)
Expiring 04/17/19	UBS AG	HUF	631,706	2,268,000	2,301,582	—	(33,582)
Indian Rupee,
Expiring 03/20/19	Bank of America, N.A.	INR	92,558	1,304,000	1,294,547	9,453	—
Expiring 03/20/19	Citibank, N.A.	INR	181,076	2,550,000	2,532,585	17,415	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	580,096	8,124,588	8,113,419	11,169	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	192,917	2,685,000	2,698,208	—	(13,208)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	102,102	1,430,000	1,428,034	1,966	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	116,847	1,630,000	1,634,256	—	(4,256)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	93,560	1,310,000	1,308,566	1,434	—
Expiring 08/29/19	BNP Paribas	INR	931,874	12,562,000	12,797,542	—	(235,542)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	450,791	5,890,000	5,900,041	—	(10,041)
Expiring 12/23/20	BNP Paribas	INR	257,208	3,333,000	3,345,110	—	(12,110)
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	57,824,001	3,955,130	4,115,508	—	(160,378)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	Citibank, N.A.	IDR	26,110,310	$ 1,766,000	$ 1,858,349	$ —	$ (92,349)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	102,775,106	7,200,666	7,314,813	—	(114,147)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	65,745,621	4,527,000	4,679,313	—	(152,313)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	29,711,385	2,123,000	2,114,648	8,352	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	25,584,768	1,728,000	1,820,945	—	(92,945)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	19,330,926	1,317,000	1,375,840	—	(58,840)
Expiring 03/20/19	UBS AG	IDR	45,479,070	3,085,000	3,236,882	—	(151,882)
Expiring 03/20/19	UBS AG	IDR	25,179,932	1,711,000	1,792,131	—	(81,131)
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	29,770	8,135,287	8,235,989	—	(100,702)
Expiring 11/29/19	Goldman Sachs International	ILS	161,802	44,635,000	45,480,014	—	(845,014)
Japanese Yen,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	JPY	527,309	4,873,918	4,871,779	2,139	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	185,326	1,715,000	1,712,213	2,787	—
Expiring 05/31/19	Morgan Stanley & Co. International PLC	JPY	93,477	863,000	866,819	—	(3,819)
Expiring 06/28/19	Bank of America, N.A.	JPY	117,369	1,070,710	1,090,874	—	(20,164)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/28/19	JPMorgan Chase Bank, N.A.	JPY	56,489	$ 514,123	$ 525,028	$ —	$ (10,905)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	JPY	224,761	2,132,745	2,089,012	43,733	—
Expiring 02/28/20	Citibank, N.A.	JPY	781,856	7,365,508	7,421,214	—	(55,706)
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	358,416	3,431,792	3,483,826	—	(52,034)
Expiring 01/29/21	Citibank, N.A.	JPY	1,010,155	9,887,000	9,868,693	18,307	—
Malaysian Ringgit,
Expiring 03/05/19	Barclays Bank PLC	MYR	16,498	3,936,100	4,025,391	—	(89,291)
Expiring 03/05/19	Barclays Bank PLC	MYR	952	227,355	232,318	—	(4,963)
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	25,349	1,323,350	1,316,253	7,097	—
Expiring 03/20/19	HSBC Bank USA, N.A.	MXN	95,641	4,967,200	4,966,173	1,027	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	22,507	1,088,083	1,168,679	—	(80,596)
Expiring 03/29/19	Barclays Bank PLC	MXN	4,369	210,240	226,540	—	(16,300)
Expiring 03/29/19	Citibank, N.A.	MXN	56,970	2,908,748	2,953,954	—	(45,206)
Expiring 03/29/19	JPMorgan Chase Bank, N.A.	MXN	40,651	1,959,387	2,107,782	—	(148,395)
Expiring 03/29/19	JPMorgan Chase Bank, N.A.	MXN	26,510	1,262,000	1,374,572	—	(112,572)
Expiring 03/29/19	JPMorgan Chase Bank, N.A.	MXN	4,765	239,779	247,075	—	(7,296)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/30/19	Bank of America, N.A.	MXN	12,615	$ 655,000	$ 650,811	$ 4,189	$ —
Expiring 04/30/19	HSBC Bank USA, N.A.	MXN	16,549	852,530	853,791	—	(1,261)
Expiring 08/29/19	BNP Paribas	MXN	106,687	5,377,000	5,402,201	—	(25,201)
Expiring 12/30/19	Citibank, N.A.	MXN	11,746	572,000	583,344	—	(11,344)
Expiring 12/30/19	Morgan Stanley & Co. International PLC	MXN	23,784	1,074,000	1,181,216	—	(107,216)
Expiring 04/30/20	Citibank, N.A.	MXN	325,325	15,608,000	15,884,700	—	(276,700)
Expiring 04/30/20	UBS AG	MXN	30,055	1,325,000	1,467,508	—	(142,508)
Expiring 10/30/20	Deutsche Bank AG	MXN	459,398	20,095,000	21,878,350	—	(1,783,350)
New Taiwanese Dollar,
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	393,667	12,848,971	12,853,686	—	(4,715)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	111,494	3,628,000	3,640,419	—	(12,419)
New Zealand Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	NZD	47,334	32,353,601	32,768,240	—	(414,639)
Norwegian Krone,
Expiring 04/17/19	BNP Paribas	NOK	21,847	2,601,725	2,599,073	2,652	—
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	5,978	1,767,000	1,793,723	—	(26,723)
Expiring 03/20/19	BNP Paribas	PEN	3,984	1,193,624	1,195,379	—	(1,755)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 03/20/19	Citibank, N.A.	PEN	6,150	$ 1,835,000	$ 1,845,407	$ —	$ (10,407)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	9,826	2,922,000	2,948,305	—	(26,305)
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	346,280	6,626,740	6,621,882	4,858	—
Expiring 03/20/19	Barclays Bank PLC	PHP	257,351	4,851,111	4,921,305	—	(70,194)
Expiring 03/20/19	Barclays Bank PLC	PHP	245,488	4,684,000	4,694,450	—	(10,450)
Expiring 03/20/19	Barclays Bank PLC	PHP	203,067	3,882,000	3,883,237	—	(1,237)
Expiring 03/20/19	Barclays Bank PLC	PHP	177,562	3,398,000	3,395,509	2,491	—
Expiring 03/20/19	Barclays Bank PLC	PHP	140,018	2,667,000	2,677,540	—	(10,540)
Expiring 03/20/19	Barclays Bank PLC	PHP	123,499	2,339,000	2,361,662	—	(22,662)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	180,917	3,386,686	3,459,652	—	(72,966)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	168,583	3,216,000	3,223,790	—	(7,790)
Polish Zloty,
Expiring 04/17/19	Deutsche Bank AG	PLN	7,361	1,955,000	1,981,863	—	(26,863)
Expiring 04/17/19	Deutsche Bank AG	PLN	5,657	1,509,000	1,523,031	—	(14,031)
Expiring 04/17/19	Goldman Sachs International	PLN	86,503	23,028,291	23,290,582	—	(262,291)
Expiring 04/17/19	UBS AG	PLN	6,232	1,656,000	1,677,871	—	(21,871)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	90,858	1,355,000	1,381,188	—	(26,188)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	706,728	10,720,394	10,743,415	—	(23,021)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/30/19	Morgan Stanley & Co. International PLC	RUB	52,793	$ 790,000	$ 797,623	$ —	$ (7,623)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	RUB	145,904	2,166,000	2,188,078	—	(22,078)
Expiring 12/24/19	Barclays Bank PLC	RUB	48,233	739,309	706,499	32,810	—
Expiring 12/24/19	Goldman Sachs International	RUB	124,622	2,031,000	1,825,436	205,564	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	RUB	56,445	757,906	826,794	—	(68,888)
Expiring 03/31/20	Citibank, N.A.	RUB	305,303	4,444,000	4,414,558	29,442	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	315,168	4,163,386	4,557,209	—	(393,823)
Expiring 12/23/20	BNP Paribas	RUB	1,300,164	17,637,000	18,140,966	—	(503,966)
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	57,150	15,000,000	15,222,486	—	(222,486)
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	7,009	5,103,023	5,207,376	—	(104,353)
Expiring 02/08/19	Deutsche Bank AG	SGD	2,493	1,840,000	1,852,433	—	(12,433)
Expiring 02/08/19	Goldman Sachs International	SGD	2,283	1,690,000	1,696,518	—	(6,518)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	6,364	4,681,000	4,727,943	—	(46,943)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	2,426	$ 1,778,000	$ 1,802,088	$ —	$ (24,088)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	3,566	2,607,000	2,649,693	—	(42,693)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	2,686	1,960,000	1,995,748	—	(35,748)
Expiring 02/08/19	UBS AG	SGD	2,565	1,865,000	1,905,928	—	(40,928)
South African Rand,
Expiring 03/08/19	Bank of America, N.A.	ZAR	25,456	1,747,000	1,911,680	—	(164,680)
Expiring 03/08/19	Citibank, N.A.	ZAR	370,773	26,979,469	27,844,227	—	(864,758)
Expiring 03/08/19	Citibank, N.A.	ZAR	30,561	2,214,000	2,295,071	—	(81,071)
Expiring 03/08/19	Citibank, N.A.	ZAR	17,905	1,301,000	1,344,648	—	(43,648)
Expiring 03/08/19	Deutsche Bank AG	ZAR	24,938	1,784,000	1,872,769	—	(88,769)
Expiring 03/08/19	Goldman Sachs International	ZAR	19,401	1,364,000	1,456,954	—	(92,954)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	55,364	3,955,130	4,157,731	—	(202,601)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	24,848	1,805,000	1,866,011	—	(61,011)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	23,904	1,724,000	1,795,153	—	(71,153)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	22,911	$ 1,600,000	$ 1,720,537	$ —	$ (120,537)
Expiring 06/28/19	BNP Paribas	ZAR	5,451	350,000	403,704	—	(53,704)
Expiring 06/28/19	HSBC Bank USA, N.A.	ZAR	28,706	1,986,000	2,125,856	—	(139,856)
Expiring 12/30/19	Goldman Sachs International	ZAR	27,540	1,738,000	1,992,915	—	(254,915)
Expiring 12/30/19	JPMorgan Chase Bank, N.A.	ZAR	5,953	394,516	430,805	—	(36,289)
Expiring 03/31/20	Barclays Bank PLC	ZAR	18,478	1,229,000	1,321,201	—	(92,201)
Expiring 03/31/20	Goldman Sachs International	ZAR	18,263	1,154,000	1,305,803	—	(151,803)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	47,759	3,124,596	3,414,860	—	(290,264)
Expiring 07/29/20	BNP Paribas	ZAR	145,671	8,926,000	10,249,849	—	(1,323,849)
Expiring 09/30/20	Goldman Sachs International	ZAR	27,092	1,693,000	1,890,093	—	(197,093)
South Korean Won,
Expiring 03/20/19	Barclays Bank PLC	KRW	1,822,565	1,627,000	1,640,400	—	(13,400)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	3,754,160	3,345,000	3,378,932	—	(33,932)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	KRW	1,876,398	1,662,000	1,688,852	—	(26,852)
Expiring 04/30/19	Goldman Sachs International	KRW	375,417	354,000	338,355	15,645	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	KRW	637,750	$ 568,000	$ 574,791	$ —	$ (6,791)
Expiring 05/31/19	Morgan Stanley & Co. International PLC	KRW	1,326,000	1,200,000	1,196,484	3,516	—
Expiring 07/31/19	Deutsche Bank AG	KRW	5,155,997	4,618,000	4,663,104	—	(45,104)
Expiring 07/31/19	Goldman Sachs International	KRW	2,606,370	2,460,000	2,357,211	102,789	—
Expiring 12/24/19	Goldman Sachs International	KRW	79,350	75,000	72,231	2,769	—
Swedish Krona,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	SEK	40,253	4,474,936	4,475,871	—	(935)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	SEK	14,577	1,641,000	1,620,860	20,140	—
Expiring 04/17/19	The Toronto-Dominion Bank	SEK	18,168	2,022,000	2,020,170	1,830	—
Swiss Franc,
Expiring 04/17/19	Goldman Sachs International	CHF	45,637	46,140,424	46,231,911	—	(91,487)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	4,393	4,448,000	4,450,047	—	(2,047)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	1,568	1,582,000	1,588,385	—	(6,385)
Expiring 04/30/19	Deutsche Bank AG	CHF	989	1,006,000	1,002,963	3,037	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	674,189	$ 21,368,906	$ 21,583,005	$ —	$ (214,099)
Expiring 02/08/19	Citibank, N.A.	THB	231,143	7,062,000	7,399,640	—	(337,640)
Expiring 02/08/19	Citibank, N.A.	THB	203,324	6,184,000	6,509,061	—	(325,061)
Expiring 02/08/19	Citibank, N.A.	THB	185,908	5,691,000	5,951,523	—	(260,523)
Expiring 02/08/19	Citibank, N.A.	THB	172,610	5,236,000	5,525,813	—	(289,813)
Expiring 02/08/19	Citibank, N.A.	THB	167,612	5,085,000	5,365,804	—	(280,804)
Expiring 02/08/19	Citibank, N.A.	THB	159,185	4,867,000	5,096,034	—	(229,034)
Expiring 02/08/19	Citibank, N.A.	THB	148,426	4,526,000	4,751,593	—	(225,593)
Expiring 02/08/19	Citibank, N.A.	THB	138,178	4,213,000	4,423,531	—	(210,531)
Expiring 02/08/19	Citibank, N.A.	THB	53,158	1,619,000	1,701,764	—	(82,764)
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	250,546	7,956,376	8,020,810	—	(64,434)
Expiring 05/10/19	Citibank, N.A.	THB	220,236	7,062,228	7,069,108	—	(6,880)
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	9,111	1,602,039	1,730,053	—	(128,014)
Expiring 03/08/19	BNP Paribas	TRY	18,386	3,482,381	3,491,193	—	(8,812)
Expiring 03/08/19	Deutsche Bank AG	TRY	9,481	1,691,000	1,800,367	—	(109,367)
Expiring 03/08/19	Deutsche Bank AG	TRY	7,284	1,291,000	1,383,040	—	(92,040)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	14,480	2,572,020	2,749,533	—	(177,513)
Expiring 03/08/19	UBS AG	TRY	10,272	1,852,000	1,950,540	—	(98,540)
Expiring 04/30/19	BNP Paribas	TRY	4,751	1,093,706	876,207	217,499	—
Expiring 04/30/19	BNP Paribas	TRY	914	210,240	168,485	41,755	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 08/29/19	BNP Paribas	TRY	9,857	$ 2,392,000	$ 1,716,426	$ 675,574	$ —
Expiring 08/29/19	Morgan Stanley & Co. International PLC	TRY	9,781	2,006,725	1,703,131	303,594	—
Expiring 12/24/19	BNP Paribas	TRY	13,966	3,000,000	2,318,291	681,709	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	TRY	19,075	3,367,238	3,166,451	200,787	—
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	TRY	28,531	4,984,414	4,663,641	320,773	—
Expiring 04/30/20	Citibank, N.A.	TRY	42,024	5,553,900	6,684,638	—	(1,130,738)
Expiring 04/30/20	Citibank, N.A.	TRY	17,501	2,708,903	2,783,841	—	(74,938)
Expiring 04/30/20	Citibank, N.A.	TRY	6,043	841,000	961,186	—	(120,186)
Expiring 04/30/20	Goldman Sachs International	TRY	62,763	10,884,000	9,983,564	900,436	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	11,919	1,844,000	1,895,956	—	(51,956)
Expiring 06/30/20	Citibank, N.A.	TRY	19,012	1,978,358	2,967,633	—	(989,275)
Expiring 06/30/20	Citibank, N.A.	TRY	9,131	948,000	1,425,301	—	(477,301)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	17,985	2,452,000	2,807,400	—	(355,400)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	80,729	$ 12,254,000	$ 12,601,242	$ —	$ (347,242)
Expiring 10/30/20	Deutsche Bank AG	TRY	6,465	851,000	970,660	—	(119,660)
				$1,267,249,916	$1,291,449,354	7,252,268	(31,451,706)
						$42,182,324	$(36,662,783)
Cross currency exchange contracts outstanding at January 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
02/28/19	Buy	EUR	1,536	TRY	8,215	$ 195,169	$ —	JPMorgan Chase Bank, N.A.
04/17/19	Buy	HUF	217,684	EUR	683	5,735	—	Citibank, N.A.
04/17/19	Buy	HUF	500,798	EUR	1,572	13,009	—	Citibank, N.A.
04/17/19	Buy	HUF	1,001,268	EUR	3,144	25,909	—	Citibank, N.A.
04/17/19	Buy	CHF	3,882	EUR	3,446	—	(37,600)	Citibank, N.A.
04/17/19	Buy	CZK	112,705	EUR	4,374	—	(20,250)	JPMorgan Chase Bank, N.A.
04/30/19	Buy	EUR	2,559	TRY	12,437	658,175	—	BNP Paribas
04/30/19	Buy	TRY	17,481	EUR	3,132	—	(388,802)	Citibank, N.A.
06/28/19	Buy	AUD	1,120	JPY	94,696	—	(64,342)	BNP Paribas
06/28/19	Buy	JPY	493,315	AUD	5,950	251,124	—	Morgan Stanley & Co. International PLC
11/27/19	Buy	EUR	2,122	ZAR	41,069	—	(491,657)	Citibank, N.A.
11/27/19	Buy	ZAR	16,840	EUR	974	79,588	—	Deutsche Bank AG
12/30/19	Buy	EUR	1,930	ZAR	33,514	—	(151,666)	Deutsche Bank AG
12/30/19	Buy	ZAR	19,940	EUR	1,203	25,763	—	Morgan Stanley & Co. International PLC
01/31/20	Buy	AUD	4,212	JPY	327,609	—	(24,542)	Deutsche Bank AG
01/31/20	Buy	TRY	37,121	EUR	5,105	37,361	—	Goldman Sachs International
01/31/20	Buy	EUR	2,420	TRY	14,760	446,099	—	Goldman Sachs International
02/28/20	Buy	AUD	6,000	JPY	472,950	—	(102,883)	BNP Paribas
02/28/20	Buy	JPY	1,415,148	AUD	18,781	—	(297,431)	Deutsche Bank AG
03/31/20	Buy	ZAR	142,211	EUR	7,654	1,079,240	—	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2019 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
03/31/20	Buy	EUR	7,374	ZAR	124,584	$ —	$ (151,343)	Morgan Stanley & Co. International PLC
04/30/20	Buy	TRY	121,707	EUR	13,219	3,621,360	—	BNP Paribas
04/30/20	Buy	EUR	12,312	TRY	92,869	—	(114,019)	Goldman Sachs International
07/29/20	Buy	EUR	14,276	TRY	138,149	—	(4,238,623)	BNP Paribas
07/29/20	Buy	TRY	101,116	EUR	8,310	5,669,141	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	41,149	EUR	2,332	76,346	—	Goldman Sachs International
08/31/20	Buy	EUR	4,792	ZAR	92,438	—	(708,906)	Morgan Stanley & Co. International PLC
11/27/20	Buy	AUD	2,575	JPY	191,838	28,275	—	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	382,815	AUD	4,906	115,160	—	Deutsche Bank AG
12/23/20	Buy	EUR	598	ZAR	10,827	—	(20,082)	Goldman Sachs International
12/30/20	Buy	JPY	167,838	AUD	2,277	—	(38,974)	Deutsche Bank AG
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(86,794)	Morgan Stanley & Co. International PLC
						$12,327,454	$(6,937,914)
Credit default swap agreements outstanding at January 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Malaysia (D01)	12/20/22	1.000%(Q)	1,500	0.792%	$ 13,267	$ (1,542)	$ 14,809	Citibank, N.A.
People’s Republic of China (D01)	12/20/22	1.000%(Q)	5,000	0.540%	91,127	(5,139)	96,266	Citibank, N.A.
Republic of Argentina (D01)	12/20/22	1.000%(Q)	1,500	6.171%	(246,910)	(1,542)	(245,368)	Citibank, N.A.
Republic of Brazil (D01)	12/20/22	1.000%(Q)	7,500	1.325%	(79,611)	(7,708)	(71,903)	Citibank, N.A.
Republic of Chile (D01)	12/20/22	1.000%(Q)	1,500	0.346%	38,219	(1,542)	39,761	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Colombia (D01)	12/20/22	1.000%(Q)	2,000	0.985%	$ 3,475	$ (2,056)	$ 5,531	Citibank, N.A.
Republic of Indonesia (D01)	12/20/22	1.000%(Q)	2,000	1.128%	(7,008)	(2,056)	(4,952)	Citibank, N.A.
Republic of Panama (D01)	12/20/22	1.000%(Q)	1,500	0.497%	29,763	(1,542)	31,305	Citibank, N.A.
Republic of Peru (D01)	12/20/22	1.000%(Q)	1,500	0.568%	25,793	(1,542)	27,335	Citibank, N.A.
Republic of Philippines (D01)	12/20/22	1.000%(Q)	1,500	0.713%	17,698	(1,542)	19,240	Citibank, N.A.
Republic of South Africa (D01)	12/20/22	1.000%(Q)	4,500	1.468%	(71,047)	(4,625)	(66,422)	Citibank, N.A.
Republic of Turkey (D01)	12/20/22	1.000%(Q)	7,500	2.730%	(447,885)	(7,708)	(440,177)	Citibank, N.A.
Russian Federation (D01)	12/20/22	1.000%(Q)	4,500	1.117%	(13,824)	(4,625)	(9,199)	Citibank, N.A.
United Mexican States (D01)	12/20/22	1.000%(Q)	6,500	1.100%	(16,092)	(6,681)	(9,411)	Citibank, N.A.
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	2,250	0.918%	10,274	(1,188)	11,462	Barclays Bank PLC
People’s Republic of China (D02)	06/20/23	1.000%(Q)	8,250	0.623%	138,613	(4,354)	142,967	Barclays Bank PLC
Republic of Argentina (D02)	06/20/23	1.000%(Q)	2,250	6.503%	(433,274)	(1,188)	(432,086)	Barclays Bank PLC
Republic of Brazil (D02)	06/20/23	1.000%(Q)	11,250	1.502%	(215,630)	(5,938)	(209,692)	Barclays Bank PLC
Republic of Chile (D02)	06/20/23	1.000%(Q)	2,250	0.415%	57,423	(1,188)	58,611	Barclays Bank PLC
Republic of Colombia (D02)	06/20/23	1.000%(Q)	3,000	1.121%	(11,259)	(1,583)	(9,676)	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	3,000	1.280%	$ (30,731)	$ (1,583)	$ (29,148)	Barclays Bank PLC
Republic of Lebanon (D02)	06/20/23	1.000%(Q)	2,250	7.574%	(492,976)	(1,188)	(491,788)	Barclays Bank PLC
Republic of Panama (D02)	06/20/23	1.000%(Q)	2,250	0.590%	40,921	(1,188)	42,109	Barclays Bank PLC
Republic of Peru (D02)	06/20/23	1.000%(Q)	2,250	0.665%	33,893	(1,188)	35,081	Barclays Bank PLC
Republic of Philippines (D02)	06/20/23	1.000%(Q)	2,250	0.824%	19,011	(1,188)	20,199	Barclays Bank PLC
Republic of South Africa (D02)	06/20/23	1.000%(Q)	6,750	1.634%	(164,973)	(3,563)	(161,410)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/23	1.000%(Q)	10,500	2.889%	(762,590)	(5,542)	(757,048)	Barclays Bank PLC
Russian Federation (D02)	06/20/23	1.000%(Q)	6,750	1.221%	(52,789)	(3,563)	(49,226)	Barclays Bank PLC
United Mexican States (D02)	06/20/23	1.000%(Q)	9,750	1.234%	(81,353)	(5,146)	(76,207)	Barclays Bank PLC
					$(2,608,475)	$(89,438)	$(2,519,037)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.28.V2 (D01)	12/20/22	1.000%(Q)	48,500	$ 534,155	$(32,603)	$ 566,758	Citibank, N.A.
CDX.EM.29.V1 (D02)	06/20/23	1.000%(Q)	75,000	1,633,472	(50,417)	1,683,889	Barclays Bank PLC
				$2,167,627	$(83,020)	$2,250,647
*	The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which compromise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes (D01-D02).

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Ameriquest Home Equity	02/28/19	1.250%(M)	181	*	$ 6	$—	$ 6	Goldman Sachs International
Banc of America Commercial Mortgage Trust	02/27/19	1.250%(M)	17	*	18	—	18	Goldman Sachs International
Banc of America Commercial Mortgage Trust	02/27/19	1.250%(M)	10	*	10	—	10	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	02/28/19	1.250%(M)	555	*	19	—	19	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	02/28/19	1.250%(M)	384	*	13	—	13	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	02/28/19	1.250%(M)	178	*	6	—	6	Goldman Sachs International
Chase Mortgage	02/28/19	1.250%(M)	752	*	26	—	26	Goldman Sachs International
Citigroup Commercial Mortgage Trust	02/27/19	1.250%(M)	56	*	58	—	58	Goldman Sachs International
Citigroup Commercial Mortgage Trust	02/27/19	1.250%(M)	52	*	54	—	54	Goldman Sachs International
Citigroup Commercial Mortgage Trust	02/27/19	1.250%(M)	11	6.780%	11	—	11	Goldman Sachs International
Citigroup Mortgage Loan Trust	02/28/19	1.250%(M)	193	*	7	—	7	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	83	*	86	—	86	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	78	19.740%	81	—	81	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	02/27/19	1.250%(M)	66	*	$ 69	$—	$ 69	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	61	*	63	—	63	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	39	2.480%	41	—	41	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	37	*	38	—	38	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	28	7.460%	29	—	29	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	26	6.579%	27	—	27	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	19	*	20	—	20	Goldman Sachs International
Countrywide Alternative	02/28/19	1.250%(M)	342	*	12	—	12	Goldman Sachs International
Countrywide Alternative	02/28/19	1.250%(M)	34	*	1	—	1	Goldman Sachs International
Deutsche Bank Alta Mortgages	02/28/19	1.250%(M)	508	*	18	—	18	Goldman Sachs International
Deutsche Bank Alta Mortgages	02/28/19	1.250%(M)	306	*	11	—	11	Goldman Sachs International
Equity One Home Equity	02/28/19	1.250%(M)	449	*	16	—	16	Goldman Sachs International
Equity One Home Equity	02/28/19	1.250%(M)	113	*	4	—	4	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	411	*	$ 14	$—	$ 14	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	319	*	11	—	11	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	239	*	8	—	8	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	183	*	6	—	6	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	72	*	2	—	2	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	53	*	2	—	2	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	70	*	2	—	2	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	66	*	2	—	2	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	55	*	2	—	2	Goldman Sachs International
GS Mortgage Securities Trust	02/27/19	1.250%(M)	108	4.180%	112	—	112	Goldman Sachs International
GS Mortgage Securities Trust	02/27/19	1.250%(M)	36	7.460%	37	—	37	Goldman Sachs International
GSR Mortgage Loan Trust	02/28/19	1.250%(M)	138	*	5	—	5	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/19	1.250%(M)	110	*	114	—	114	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
JPMBB Commercial Mortgage Securities Trust	02/27/19	1.250%(M)	86	*	$ 89	$—	$ 89	Goldman Sachs International
Lehman Home Equity	02/28/19	1.250%(M)	515	*	18	—	18	Goldman Sachs International
Lehman Home Equity	02/28/19	1.250%(M)	68	*	2	—	2	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)	51	*	53	—	53	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)	45	*	47	—	47	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)	34	2.612%	35	—	35	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)	14	*	15	—	15	Goldman Sachs International
Morgan Stanley Home Equity	02/28/19	1.250%(M)	209	*	7	—	7	Goldman Sachs International
Morgan Stanley Home Equity	02/28/19	1.250%(M)	63	*	2	—	2	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)	530	*	18	—	18	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)	222	*	8	—	8	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)	101	*	4	—	4	Goldman Sachs International
Nomura Home Equity	02/28/19	1.250%(M)	64	*	2	—	2	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Structured Agency Credit Risk	02/28/19	1.250%(M)	558	*	$ 19	$—	$ 19	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	168	*	175	—	175	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	19	*	20	—	20	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	19	*	20	—	20	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	18	*	19	—	19	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	11	*	11	—	11	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	8	6.780%	8	—	8	Goldman Sachs International
					$1,633	$—	$1,633

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	2,000	$ 78,602		$ 132,016		$ (53,414)		Barclays Bank PLC
Bank of China Ltd.	06/20/21	1.000%(Q)		1,900	(32,382)		42,740		(75,122)		Deutsche Bank AG
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	46,915		70,893		(23,978)		Barclays Bank PLC
China Development Bank Corp.	06/20/21	1.000%(Q)		1,900	(30,962)		26,990		(57,952)		Deutsche Bank AG
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	536,936		582,451		(45,515)		Deutsche Bank AG
Hellenic Republic	06/20/23	1.000%(Q)		1,400	131,711		132,290		(579)		Bank of America, N.A.
Hellenic Republic	06/20/19	1.000%(Q)		4,800	39		25,605		(25,566)		Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Kingdom of Spain	06/20/19	1.000%(Q)		700	$ (3,262)		$ (2,987)		$ (275)		Deutsche Bank AG
Kingdom of Spain	06/20/23	1.000%(Q)		3,200	(74,691)		(79,184)		4,493		Bank of America, N.A.
Republic of Argentina	03/20/19	5.000%(Q)		9,100	(99,108)		(55,976)		(43,132)		HSBC Bank USA, N.A.
Republic of Ireland	06/20/19	1.000%(Q)		700	(3,258)		(10,231)		6,973		Deutsche Bank AG
Republic of Italy	06/20/19	1.000%(Q)	EUR	8,900	(40,284)		(20,017)		(20,267)		Barclays Bank PLC
Republic of Italy	06/20/19	1.000%(Q)		900	(3,805)		5,740		(9,545)		Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	EUR	12,700	309,025		130,775		178,250		Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	EUR	10,455	254,398		148,823		105,575		Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		14,270	77,119		203,722		(126,603)		Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		3,700	19,996		59,330		(39,334)		Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	5,145	426,935		318,815		108,120		Barclays Bank PLC
Republic of Portugal	06/20/19	1.000%(Q)		400	(1,803)		12,675		(14,478)		Deutsche Bank AG
Republic of Turkey	06/20/19	1.000%(Q)		5,510	2,535		158,864		(156,329)		BNP Paribas
Republic of Turkey	06/20/19	1.000%(Q)		2,760	1,270		71,206		(69,936)		BNP Paribas
United Mexican States	06/20/23	1.000%(Q)		4,000	33,375		27,839		5,536		Citibank, N.A.
					$1,629,301		$1,982,379		$(353,078)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	03/20/19	1.000%(Q)	445	2.321%	$ (246)	$ (1,732)	$ 1,486	Citibank, N.A.
Arab Republic of Egypt	06/20/19	1.000%(Q)	1,300	2.407%	(5,453)	(3,738)	(1,715)	Citibank, N.A.
Arab Republic of Egypt	06/20/20	1.000%(Q)	1,000	2.950%	(24,927)	(24,941)	14	Deutsche Bank AG
Commonwealth of Australia	12/20/23	1.000%(Q)	1,650	0.206%	62,508	56,082	6,426	Citibank, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	3,000	5.250%	(500,640)	(558,010)	57,370	Deutsche Bank AG
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.148%	17,404	16,516	888	Barclays Bank PLC
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.148%	17,404	16,034	1,370	HSBC Bank USA, N.A.
Federation of Russia	12/20/21	1.000%(Q)	3,000	0.965%	6,523	(178,672)	185,195	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Generalitat de Cataluna	12/20/22	1.000%(Q)	2,960	2.508%	$ (151,207)	$ (441,383)	$ 290,176	Citibank, N.A.
Government of Jamaica	12/20/19	1.000%(Q)	1,000	3.074%	(16,790)	(4,413)	(12,377)	Credit Suisse International
Hellenic Republic	06/20/22	1.000%(Q)	410	3.478%	(30,348)	(70,771)	40,423	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)	200	3.478%	(14,804)	(35,500)	20,696	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)	500	3.645%	(44,515)	(49,578)	5,063	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,400	3.867%	(149,482)	(149,624)	142	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	3.867%	(32,032)	(29,345)	(2,687)	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	1,000	4.176%	(139,091)	(216,250)	77,159	Barclays Bank PLC
Kingdom of Belgium	03/20/20	1.000%(Q)	3,000	0.085%	34,486	(14,500)	48,986	JPMorgan Chase Bank, N.A.
Kingdom of Belgium	12/20/24	1.000%(Q)	3,500	0.331%	132,212	20,902	111,310	HSBC Bank USA, N.A.
Kingdom of Belgium	06/20/26	1.000%(Q)	4,000	0.390%	168,050	102,239	65,811	Barclays Bank PLC
Kingdom of Denmark	06/20/26	0.250%(Q)	1,000	0.218%	2,487	(16,628)	19,115	Goldman Sachs International
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.575%	24,757	(38,725)	63,482	Barclays Bank PLC
Kingdom of Spain	09/20/20	1.000%(Q)	2,500	0.363%	28,636	916	27,720	Barclays Bank PLC
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.300%	12,223	(7,647)	19,870	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.321%	27,869	18,280	9,589	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	42,665	0.697%	583,253	453,981	129,272	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	3,200	0.697%	43,746	48,475	(4,729)	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.552%	16,526	(25,398)	41,924	Deutsche Bank AG
Kingdom of Sweden	06/20/26	0.250%(Q)	1,000	0.191%	4,267	(15,719)	19,986	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.238%	$ 47,294	$ 3,012	$ 44,282	Barclays Bank PLC
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	4,250	1.361%	(15,731)	(27,517)	11,786	Citibank, N.A.
People’s Republic of China	06/20/19	1.000%(Q)	650	0.102%	3,025	603	2,422	HSBC Bank USA, N.A.
People’s Republic of China	12/20/19	1.000%(Q)	2,000	0.106%	18,157	20,407	(2,250)	Citibank, N.A.
People’s Republic of China	12/20/19	1.000%(Q)	1,000	0.106%	9,079	10,204	(1,125)	HSBC Bank USA, N.A.
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.266%	73,063	(45,657)	118,720	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.307%	30,847	(4,230)	35,077	Barclays Bank PLC
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.307%	32,903	(5,233)	38,136	Citibank, N.A.
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.345%	20,979	(17,211)	38,190	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.345%	41,959	(21,992)	63,951	Goldman Sachs International
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	2.559%	(93,534)	(70,059)	(23,475)	Goldman Sachs International
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.251%	55,407	2,887	52,520	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	2,000	0.791%	13,961	(41,036)	54,997	HSBC Bank USA, N.A.
Republic of Colombia	06/20/23	1.000%(Q)	5,000	1.121%	(18,765)	3,547	(22,312)	Deutsche Bank AG
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.743%	(49,047)	(91,189)	42,142	Citibank, N.A.
Republic of France	03/20/19	0.250%(Q)	1,200	0.062%	657	(14,962)	15,619	Deutsche Bank AG

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of France	12/20/19	0.250%(Q)	2,500	0.109%	$ 3,853	$ (15,171)	$ 19,024	Goldman Sachs International
Republic of France	12/20/19	0.250%(Q)	7,000	0.109%	10,789	(107,630)	118,419	HSBC Bank USA, N.A.
Republic of France	03/20/20	0.250%(Q)	3,000	0.100%	5,957	(188,678)	194,635	JPMorgan Chase Bank, N.A.
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.563%	54,591	(22,288)	76,879	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	1.024%	2,966	(86,238)	89,204	Citibank, N.A.
Republic of Ireland	06/20/21	1.000%(Q)	700	0.196%	13,936	3,081	10,855	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%(Q)	4,080	0.371%	111,401	48,193	63,208	Goldman Sachs International
Republic of Ireland	06/20/24	1.000%(Q)	700	0.339%	24,107	(8,907)	33,014	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%(Q)	4,000	0.436%	117,884	86,119	31,765	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.558%	64,606	5,096	59,510	Goldman Sachs International
Republic of Ireland	12/20/26	1.000%(Q)	3,100	0.558%	100,140	(2,638)	102,778	JPMorgan Chase Bank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.578%	90,897	70,830	20,067	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/20	1.000%(Q)	6,000	1.032%	4,570	(14,463)	19,033	HSBC Bank USA, N.A.
Republic of Italy	09/20/20	1.000%(Q)	1,500	1.130%	(1,316)	(13,249)	11,933	Barclays Bank PLC
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.642%	(53,065)	(108,518)	55,453	Goldman Sachs International
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.642%	(53,065)	(108,435)	55,370	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	18,300	1.929%	(652,318)	(1,034,270)	381,952	Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	06/20/23	1.000%(Q)	15,000	1.929%	$ (534,687)	$ (336,767)	$ (197,920)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	14,270	1.929%	(508,666)	(743,395)	234,729	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	3,700	1.929%	(131,889)	(198,807)	66,918	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	13,405	1.929%	(477,832)	(544,050)	66,218	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	4,000	1.929%	(142,583)	—	(142,583)	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/24	1.000%(Q)	900	1.316%	(12,764)	(50,860)	38,096	Deutsche Bank AG
Republic of Italy	06/20/26	1.000%(Q)	5,000	2.291%	(385,478)	(371,094)	(14,384)	BNP Paribas
Republic of Italy	12/20/26	1.000%(Q)	400	2.318%	(33,099)	(36,893)	3,794	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.680%	111,283	—	111,283	Citibank, N.A.
Republic of Panama	12/20/20	1.000%(Q)	5,500	0.238%	84,235	(206,535)	290,770	JPMorgan Chase Bank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.435%	97,937	43,319	54,618	Citibank, N.A.
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.454%	53,057	(105,928)	158,985	Barclays Bank PLC
Republic of Philippines	09/20/20	1.000%(Q)	1,700	0.270%	22,046	(8,268)	30,314	JPMorgan Chase Bank, N.A.
Republic of Philippines	12/20/20	1.000%(Q)	750	0.288%	10,789	(42)	10,831	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%(Q)	1,000	0.404%	16,428	(15,838)	32,266	HSBC Bank USA, N.A.
Republic of Philippines	03/20/22	1.000%(Q)	1,000	0.473%	17,085	(17,211)	34,296	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%(Q)	1,500	0.413%	15,971	(53,625)	69,596	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Portugal	06/20/21	1.000%(Q)	700	0.364%	$ 11,169	$ (44,567)	$ 55,736	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)	29,930	0.809%	270,475	(109,380)	379,855	Goldman Sachs International
Republic of Portugal	12/20/23	1.000%(Q)	1,000	0.871%	7,011	—	7,011	BNP Paribas
Republic of Portugal	12/20/23	1.000%(Q)	4,130	0.871%	28,957	(1,911)	30,868	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/24	1.000%(Q)	400	0.690%	6,646	(39,790)	46,436	Deutsche Bank AG
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.567%	22,463	29,723	(7,260)	BNP Paribas
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.898%	5,633	(69,737)	75,370	HSBC Bank USA, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	5,000	1.634%	(122,202)	(123,048)	846	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	1.766%	(98,564)	(165,090)	66,526	Bank of America, N.A.
Republic of Turkey	03/20/20	1.000%(Q)	2,000	1.892%	(17,466)	(76,304)	58,838	JPMorgan Chase Bank, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	5,510	2.889%	(400,178)	(755,848)	355,670	BNP Paribas
Republic of Turkey	06/20/23	1.000%(Q)	2,760	2.889%	(200,452)	(367,820)	167,368	BNP Paribas
Republic of Uruguay	06/20/21	1.000%(Q)	400	1.603%	(5,031)	(5,623)	592	Citibank, N.A.
Republic of Uruguay	12/20/21	1.000%(Q)	1,500	1.689%	(26,454)	(21,502)	(4,952)	Citibank, N.A.
Russian Federation	12/20/21	1.000%(Q)	8,525	0.965%	18,537	(491,510)	510,047	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	7,350	1.117%	(22,579)	(17,626)	(4,953)	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	1,640	1.221%	(12,826)	(32,043)	19,217	BNP Paribas
Russian Federation	06/20/23	1.000%(Q)	7,000	1.221%	(54,744)	(115,750)	61,006	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	06/20/23	1.000%(Q)	4,000	1.221%	$ (31,282)	$ (79,215)	$ 47,933	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	1,200	1.694%	(54,705)	(131,616)	76,911	Barclays Bank PLC
State of Illinois	12/20/22	1.000%(Q)	2,725	1.561%	(50,930)	(110,628)	59,698	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	2,800	2.128%	(152,939)	(195,658)	42,719	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q)	1,000	2.704%	(112,605)	(115,737)	3,132	Citibank, N.A.
United Kingdom	12/20/23	1.000%(Q)	1,430	0.358%	43,861	40,910	2,951	Goldman Sachs International
United Mexican States	06/20/23	1.000%(Q)	5,000	1.234%	(41,719)	(7,083)	(34,636)	Deutsche Bank AG
					$(2,699,088)	$(8,597,588)	$5,898,500

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Value at Trade Date		Value at January 31, 2019		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)		12,563	$232,615		$116,730		$(115,885)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	10,705	(34,283)		27,588		61,871
					$198,332		$144,318		$ (54,014)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.30.V3	06/20/23	5.000%(Q)	4,674	3.235%	$344,348	$ 343,713	$ (635)
CDX.NA.HY.31.V3	12/20/23	5.000%(Q)	38,362	3.543%	607,389	2,550,091	1,942,702
					$951,737	$2,893,804	$1,942,067

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	10,670	1.232%	$(66,228)	$(459,877)	$393,649	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	*	71,505	(28,411)	99,916	J.P. Morgan Securities LLC
					$ 5,277	$(488,288)	$493,565
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$227,799	$—	$227,799

Forward rate agreements outstanding at January 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
21,700	02/14/19	—(3)	—(3)	$ 8,034	$—	$ 8,034	Citigroup Global Markets Inc.
98,900	02/26/19	—(4)	—(4)	8,252	—	8,252	Citigroup Global Markets Inc.
17,675	07/16/19	2.180%(T)	CM MUNI 5 Year(1)(T)	(202,892)	—	(202,892)	Citibank, N.A.
17,675	07/16/19	3.145%(T)	CM MUNI 30 Year(2)(T)	(33,088)	—	(33,088)	Citibank, N.A.
				$(219,694)	$—	$(219,694)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 Year CMT minus 1.402 % upon termination.
(4)	The Fund pays or receives payments based on CMM102 minus 7 Year CMT minus 1.378% upon termination.

Inflation swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$ —	$(321,237)	$(321,237)
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	236,771	236,771
GBP	2,290	07/15/28	3.360%(T)	U.K. Retail Price Index(2)(T)	—	(41,798)	(41,798)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
GBP	3,200	11/15/28	3.585%(T)	U.K. Retail Price Index(2)(T)	$ —	$ 65,283	$ 65,283
GBP	1,460	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(4,364)	39,276	43,640
GBP	615	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(24,229)	(24,229)
GBP	724	11/15/48	3.550%(T)	U.K. Retail Price Index(1)(T)	—	(80,527)	(80,527)
GBP	300	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(21,695)	(21,695)
GBP	200	07/15/68	3.243%(T)	U.K. Retail Price Index(1)(T)	—	9,564	9,564
	13,320	12/19/23	1.900%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(12,784)	(12,784)
	6,900	01/09/29	1.995%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	37,288	37,288
					$(4,364)	$(114,088)	$(109,724)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$ (230)	$ 7,252	$ 7,482
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(72,198)	199,136	271,334
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	93,027	93,027
AUD	34,120	01/31/24	2.180%(S)	6 Month BBSW(1)(S)	—	(37,379)	(37,379)
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	120	17,828	17,708
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	—	43,618	43,618
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	252,382	252,382
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	69,743	69,743

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	$ (5,183)	$ 318,903	$ 324,086
AUD	4,780	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	—	144,670	144,670
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	646,857	646,857
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	674,668	674,668
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	1,208,443	1,208,443
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	323,426	323,426
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	1,650,464	1,650,464
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	447,651	447,651
BRL	5,804	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	—	517,400	517,400
CAD	15,000	02/08/19	1.070%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	140	(57,829)	(57,969)
CAD	134,535	07/26/19	1.605%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(214,184)	(273,763)	(59,579)
CAD	28,155	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(66,077)	(105,461)	(39,384)
CAD	3,550	03/07/21	0.983%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	124	(78,358)	(78,482)
CAD	20,550	12/22/21	1.560%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(63,051)	291,403	354,454
CAD	7,930	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	152,250	152,250

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	23,700	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$ (249,113)	$ 131,325	$ 380,438
CAD	32,040	12/10/23	2.480%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(268,061)	(293,467)	(25,406)
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	127	(50,090)	(50,217)
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	83,226	45,150	(38,076)
CAD	4,325	03/26/33	2.718%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(92)	75,280	75,372
CAD	1,500	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(41)	(67,420)	(67,379)
CAD	4,345	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(37,095)	47,607	84,702
CAD	1,495	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(118,690)	(97,205)	21,485
CHF	2,400	10/21/21	(0.522)%(A)	6 Month CHF LIBOR(2)(S)	162	963	801
CHF	19,725	11/22/23	0.345%(A)	6 Month CHF LIBOR(1)(S)	—	(164,109)	(164,109)
CHF	44,250	12/13/23	(0.185)%(A)	6 Month CHF LIBOR(2)(S)	87,195	323,600	236,405
CHF	7,890	11/21/28	1.050%(A)	6 Month CHF LIBOR(2)(S)	—	141,517	141,517
CHF	12,090	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	8,177	58,718	50,541

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	$ 163	$ (38,366)	$ (38,529)
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	23,484	23,484
CHF	6,230	10/05/37	—(3)	—(3)	—	18,593	18,593
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	—	160,403	160,403
COP	6,310,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	3,948	45,622	41,674
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	—	151,748	151,748
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(280,394)	(280,394)
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(265,884)	(265,884)
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	(174,165)	(174,165)
CZK	427,500	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(99,389)	(99,389)
CZK	108,675	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	139,556	139,556
CZK	155,500	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	139,131	273,136	134,005
DKK	15,000	01/27/20	0.385%(A)	6 Month CIBOR(2)(S)	30	11,679	11,649
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	(59,047)	17,487	76,534
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	38	66,589	66,551
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	28	3,331	3,303
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	23	1,894	1,871
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	100,713	100,713
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	9,679	9,679
EUR	830	07/02/19	0.656%(A)	6 Month EURIBOR(2)(S)	171	7,402	7,231
EUR	26,226	09/08/19	(0.195)%(A)	6 Month EURIBOR(2)(S)	—	17,068	17,068
EUR	1,000	05/29/20	0.373%(A)	6 Month EURIBOR(2)(S)	171	12,286	12,115

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	610	07/02/21	0.994%(A)	6 Month EURIBOR(2)(S)	$ 170	$ 23,343	$ 23,173
EUR	700	08/14/21	0.841%(A)	3 Month EURIBOR(2)(Q)	172	24,844	24,672
EUR	650	03/02/22	0.072%(A)	6 Month EURIBOR(2)(S)	(63,289)	4,688	67,977
EUR	8,200	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(97,981)	(97,981)
EUR	21,000	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(180,730)	(180,730)
EUR	26,390	05/15/23	0.221%(A)	6 Month EURIBOR(2)(S)	—	265,807	265,807
EUR	24,776	05/15/23	0.224%(A)	1 Day EONIA(2)(A)	—	470,072	470,072
EUR	35,000	05/15/23	0.266%(A)	6 Month EURIBOR(2)(S)	—	437,449	437,449
EUR	29,530	08/15/23	0.390%(A)	6 Month EURIBOR(2)(S)	(35,112)	511,662	546,774
EUR	6,070	11/23/23	0.320%(A)	6 Month EURIBOR(1)(S)	(1,486)	(78,912)	(77,426)
EUR	1,410	05/12/25	0.895%(A)	6 Month EURIBOR(2)(S)	184	74,575	74,391
EUR	17,940	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	308	(186,395)	(186,703)
EUR	5,339	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	151,442	151,442
EUR	10,455	02/15/28	0.757%(A)	6 Month EURIBOR(2)(S)	—	183,023	183,023
EUR	21,247	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	(16,135)	372,808	388,943
EUR	2,000	03/04/29	2.302%(A)	6 Month EURIBOR(2)(S)	245,068	422,543	177,475
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	177	168,169	167,992
EUR	1,360	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	174	124,472	124,298
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	180	61,139	60,959
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(76,215)	15,472	91,687
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	178	3,283	3,105

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	450	05/03/31	1.048%(A)	6 Month EURIBOR(2)(S)	$ 179	$ 16,364	$ 16,185
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	182	(33,310)	(33,492)
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	174	(20,116)	(20,290)
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	184	(59,955)	(60,139)
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	176	(28,928)	(29,104)
EUR	600	10/04/31	0.593%(A)	6 Month EURIBOR(2)(S)	175	(22,735)	(22,910)
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	176	82,043	81,867
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	565	73,268	72,703
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(14,197)	94,846	109,043
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	13,245	72,175	58,930
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	220	342,078	341,858
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,893	232,791	230,898
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	63,533	63,533
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	77,627	77,627
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(105,096)	149,727	254,823
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(68,585)	(112,856)	(44,271)
EUR	6,200	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	144,728	144,728
EUR	6,200	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(142,648)	(142,648)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	177,409	177,409
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(419,212)	170,604	589,816
EUR	410	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	26,513	(2,124)	(28,637)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	3,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	$ 48,090	$ 271,746	$ 223,656
EUR	700	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	180	754	574
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	177	(40,316)	(40,493)
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	178	(42,737)	(42,915)
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	180	(28,600)	(28,780)
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	188	90,160	89,972
EUR	23,700	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	870,721	870,721
EUR	23,700	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(6,141)	(840,041)	(833,900)
EUR	6,720	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	249,732	249,732
EUR	6,720	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(249,249)	(249,249)
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(188,099)	139,896	327,995
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(143,527)	(57,044)	86,483
EUR	1,530	12/05/47	1.442%(A)	6 Month EURIBOR(1)(S)	—	(95,107)	(95,107)
EUR	7,380	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	317,454	317,454
EUR	7,380	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(313,039)	(313,039)
EUR	5,000	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	104,571	104,571
EUR	5,000	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(103,416)	(103,416)
EUR	20,040	01/07/49	1.475%(A)	3 Month EURIBOR(2)(Q)	—	165,917	165,917
EUR	20,040	01/07/49	1.484%(A)	6 Month EURIBOR(1)(S)	—	(162,559)	(162,559)
EUR	2,850	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	79,783	217,605	137,822
GBP	690	06/30/19	2.166%(S)	6 Month GBP LIBOR(2)(S)	203	5,003	4,800

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	850	08/04/19	0.109%(A)	1 Day SONIA(1)(A)	$ 199	$ 6,731	$ 6,532
GBP	1,500	03/02/20	0.338%(A)	1 Day SONIA(1)(A)	—	13,988	13,988
GBP	510	06/30/21	2.469%(S)	6 Month GBP LIBOR(2)(S)	203	22,299	22,096
GBP	36,630	12/18/23	1.334%(S)	6 Month GBP LIBOR(2)(S)	129,372	220,337	90,965
GBP	2,260	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	(13,128)	45,550	58,678
GBP	4,100	09/07/25	1.075%(S)	6 Month GBP LIBOR(1)(S)	198	75,560	75,362
GBP	2,580	12/13/26	1.383%(S)	6 Month GBP LIBOR(1)(S)	214	(10,034)	(10,248)
GBP	9,080	12/07/27	1.636%(S)	6 Month GBP LIBOR(2)(S)	106,405	265,196	158,791
GBP	4,680	05/08/34	1.300%(S)	6 Month GBP LIBOR(2)(S)	(209,403)	(176,870)	32,533
GBP	9,200	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	(209,582)	285,676	495,258
GBP	740	05/08/49	1.400%(S)	6 Month GBP LIBOR(2)(S)	(39,399)	(36,590)	2,809
HUF	11,800,000	06/21/20	1.400%(A)	3 Month BUBOR(2)(Q)	—	292,812	292,812
HUF	2,698,000	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(4,845)	119,016	123,861
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	16,300	42,885	26,585
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	41	319,332	319,291
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	851,968	851,968
JPY	19,585,210	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(62,448)	(62,448)
JPY	4,887,930	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(1,691)	(1,691)
JPY	32,800	07/04/21	(0.156)%(S)	6 Month JPY LIBOR(2)(S)	(15,013)	(1,067)	13,946
JPY	4,595,280	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(39,626)	(117,050)	(77,424)
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(53,955)	202,896	256,851

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	$ 49,802	$ 145,038	$ 95,236
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	5	54,751	54,746
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	10	91,298	91,288
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	10	88,347	88,337
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,275)	180,157	181,432
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	411,209	589,768	178,559
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	26	19,473	19,447
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	28	28,210	28,182
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	15	(30,642)	(30,657)
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	25	(7,115)	(7,140)
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	13	(4,848)	(4,861)
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	12	9,471	9,459
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	27	17,062	17,035
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	47	6,196	6,149
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	52,144	52,144
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	42,990	42,990
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	29,259	29,259
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	15,676	15,676
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(26,599)	287,742	314,341
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	85,259	242,324	157,065
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	9	91,011	91,002

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	$ 31	$ 275,878	$ 275,847
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	7	41,413	41,406
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	15	142,084	142,069
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	40	396,474	396,434
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	20	186,388	186,368
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	11	58,591	58,580
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	9	2,364	2,355
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	18	6,100	6,082
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	11	(18,460)	(18,471)
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	42	(34,850)	(34,892)
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	21	(3,689)	(3,710)
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	49	182,253	182,204
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	19	47,937	47,918
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	30	92,858	92,828
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	34	132,733	132,699
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	17	66,520	66,503
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	40,595	40,595
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	15,040	117,212	102,172
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	79,121	79,121
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	26,630	26,630
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	78,065	78,065

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	$ —	$ 45,907	$ 45,907
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	22,126	22,126
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	22,957	22,957
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	34,914	34,914
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	34,522	34,522
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	100,377	100,377
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	46,084	46,084
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	61,424	61,424
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	174,300	174,300
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	62,245	62,245
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	136,811	136,811
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	—	154,800	154,800
JPY	570,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	273,123	273,123
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	—	135,610	135,610
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	251,577	251,577
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	355,733	355,733
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	209,389	209,389
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	(49,290)	621,327	670,617
JPY	600,000	08/10/38	0.822%(S)	6 Month JPY LIBOR(2)(S)	—	365,550	365,550
JPY	295,000	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	52,785	2,683	(50,102)
JPY	166,000	05/09/43	0.820%(S)	6 Month JPY LIBOR(2)(S)	—	81,134	81,134

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	610,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	$ —	$ 212,967	$ 212,967
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	(20,837)	(20,837)
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	18,912	18,912
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	322,911	322,911
JPY	115,000	12/03/48	0.800%(S)	6 Month JPY LIBOR(1)(S)	(47,744)	(38,634)	9,110
KRW	20,090,000	08/16/20	1.915%(Q)	3 Month KWCDC(2)(Q)	—	35,846	35,846
KRW	46,100,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	(3,658)	(3,658)
KRW	8,170,000	08/16/23	2.060%(Q)	3 Month KWCDC(1)(Q)	—	(102,091)	(102,091)
KRW	18,716,700	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	2,067	2,067
KRW	4,942,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	—	93,243	93,243
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(120,815)	(120,815)
MXN	259,220	06/30/28	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(373,706)	(373,706)
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(3,643)	(28,340)	(24,697)
NOK	410,200	11/28/23	1.915%(A)	6 Month NIBOR(2)(S)	171,686	319,536	147,850
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	18,690	74,855	56,165
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	(2,136)	(2,136)
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	72,892	72,892
NZD	2,600	03/13/19	4.550%(S)	3 Month BBR(2)(Q)	—	31,708	31,708
NZD	8,700	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	214,368	152,313	(62,055)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	$ —	$ 29,087	$ 29,087
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(67,254)	69,961	137,215
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	28,107	194,624	166,517
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	2,492	122,466	119,974
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	53,896	53,896
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	73,670	187,701	114,031
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	238,633	238,633
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	180,584	180,584
PLN	73,670	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	431,782	431,782
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(435,493)	(6,609)	428,884
PLN	60,110	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	460,236	460,236
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	556,973	556,973
PLN	38,980	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(864,687)	(864,687)
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	65,878	65,878
PLN	32,652	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(542,159)	(542,159)
SEK	20,000	01/20/20	0.485%(A)	3 Month STIBOR(2)(Q)	28	12,104	12,076
SEK	13,000	09/15/21	(0.003)%(A)	3 Month STIBOR(2)(Q)	26	(4,424)	(4,450)
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(607)	5,600	6,207
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	30	32,811	32,781
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	29,464	29,464
SEK	213,500	09/12/23	0.497%(A)	3 Month STIBOR(2)(Q)	(174,439)	185,506	359,945

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	$ —	$ 47,883	$ 47,883
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	22,804	100,517	77,713
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	20	19,754	19,734
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	23	39,532	39,509
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	33	43,016	42,983
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	37,828	37,828
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	269,491	269,491
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	—	22,922	22,922
SEK	13,475	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	33,709	33,709
SGD	15,540	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(22,585)	(22,585)
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	107,012	107,012
	104,710	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	171,955	171,955
	12,038	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	79,827	79,827
	12,032	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	79,878	79,878
	33,710	06/30/19	1.479%(A)	1 Day USOIS(1)(A)	—	262,093	262,093
	7,950	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	61,170	61,170
	31,615	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(16,170)	238,231	254,401
	19,860	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	209,981	209,981
	69,545	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	19,344	465,436	446,092
	163,980	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	284,662	927,172	642,510
	82,895	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	26,216	378,536	352,320

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
65,165	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	$ 733	$ 239,359	$ 238,626
75,290	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(129)	227,356	227,485
48,465	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	52,287	52,287
7,375	03/28/20	2.190%(A)	1 Day USOIS(1)(A)	(379)	6,197	6,576
125,670	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	34,188	17,125	(17,063)
146,390	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(38,353)	(165,302)	(126,949)
41,940	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	(48,203)	(48,203)
90,970	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(2,086)	(151,526)	(149,440)
20,575	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(110,629)	(110,629)
36,820	06/16/22	—(4)	—(4)	—	(77,909)	(77,909)
137,145	08/31/22	2.550%(A)(1)	1 Day USOIS(A)	4,472	(1,690,359)	(1,694,831)
31,820	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(466,151)	(466,151)
117,270	11/23/23	3.016%(S)	3 Month LIBOR(1)(Q)	(678,107)	(2,687,063)	(2,008,956)
39,730	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	—	507,913	507,913
41,965	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(61,081)	502,029	563,110
19,410	07/17/24	2.926%(S)	3 Month LIBOR(2)(Q)	—	365,897	365,897
9,950	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	145,941	145,941
79,885	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	239,360	1,164,184	924,824
30,545	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	100,339	435,529	335,190
62,410	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	203,394	741,523	538,129
27,885	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	31,281	(390,934)	(422,215)
22,935	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(793,765)	(793,765)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
95,077	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	$ (64,153)	$ (2,529,092)	$ (2,464,939)
11,910	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(402,753)	(402,753)
35,410	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	27,937	(1,164,335)	(1,192,272)
69,779	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	47,715	(2,312,990)	(2,360,705)
1,170	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	46,093	27,588	(18,505)
13,586	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	138,472	487,248	348,776
4,710	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	22,823	139,466	116,643
3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	73,423	73,423
11,425	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(6,540)	177,328	183,868
3,560	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	134,908	134,908
6,645	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	(19,143)	161,642	180,785
6,140	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	114,138	114,138
2,405	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(19,477)	(50,574)	(31,097)
7,225	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(248,121)	(248,121)
5,715	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	234,358	234,358
1,680	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	180	340,172	339,992
2,820	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(122,707)	(122,707)
1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	31,263	31,263
845	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	165	189,925	189,760
2,490	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	121,300	121,300
790	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	37,303	37,303

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	735	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	$ —	$ 26,705	$ 26,705
	4,325	07/17/49	2.914%(S)	3 Month LIBOR(1)(Q)	—	(99,935)	(99,935)
ZAR	228,000	06/21/21	7.465%(Q)	3 Month JIBAR(2)(Q)	(979)	123,979	124,958
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	18	73,769	73,751
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(155)	26,876	27,031
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	53	181,780	181,727
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	(7,157)	(7,157)
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	(1,219)	(40,593)	(39,374)
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	696	236,904	236,208
					$(1,219,430)	$20,268,170	$21,487,600

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$ 89,782	$ —	$ 89,782	Morgan Stanley & Co. International PLC
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	3,826	—	3,826	Morgan Stanley & Co. International PLC
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	67,526	—	67,526	Morgan Stanley & Co. International PLC
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	25,681	—	25,681	Morgan Stanley & Co. International PLC
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	57,317	—	57,317	Morgan Stanley & Co. International PLC
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	39,934	—	39,934	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	$ 60,895	$ —	$ 60,895	Citibank, N.A.
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	77,299	—	77,299	Citibank, N.A.
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	126,904	(109)	127,013	UBS AG
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	89,529	—	89,529	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	248,748	—	248,748	Morgan Stanley & Co. International PLC
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	58,314	—	58,314	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	25,308	—	25,308	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	24,718	—	24,718	Morgan Stanley & Co. International PLC
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	31,743	—	31,743	Morgan Stanley & Co. International PLC
COP	13,000,000	03/27/28	6.150%(Q)	1 Day COOIS(2)(Q)	96,291	—	96,291	Citibank, N.A.
COP	7,890,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	30,656	—	30,656	Citibank, N.A.
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	58,939	—	58,939	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	56,224	—	56,224	Citibank, N.A.
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	120,383	—	120,383	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	162,948	—	162,948	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	19,171	—	19,171	JPMorgan Chase Bank, N.A.
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	22,888	—	22,888	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	5,928	—	5,928	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	$ 48,853	$ —	$ 48,853	Citibank, N.A.
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	43,922	—	43,922	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	15,911	—	15,911	Citibank, N.A.
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	33,223	—	33,223	BNP Paribas
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	288,564	—	288,564	JPMorgan Chase Bank, N.A.
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	57,206	—	57,206	HSBC Bank USA, N.A.
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	36,662	—	36,662	HSBC Bank USA, N.A.
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	136	—	136	JPMorgan Chase Bank, N.A.
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	50,158	(183)	50,341	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	30,951	—	30,951	Citibank, N.A.
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	(24,615)	(14)	(24,601)	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	13,798	—	13,798	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	(36,840)	—	(36,840)	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	1,547	—	1,547	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	(39,878)	—	(39,878)	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	6,372	—	6,372	Citibank, N.A.
RUB	3,300,000	07/31/19	7.820%(A)	3 Month MosPRIME(2)(Q)	1,676,453	—	1,676,453	JPMorgan Chase Bank, N.A.
SAR	45,000	01/20/22	3.155%(A)	3 Month SAIBOR(1)(Q)	(29,088)	—	(29,088)	Morgan Stanley & Co. International PLC
SAR	37,850	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	25,967	—	25,967	BNP Paribas

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
THB	550,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	$ 39,212	$ —	$ 39,212	Citibank, N.A.
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	2,263	—	2,263	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	32,296	—	32,296	Citibank, N.A.
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	7,713	—	7,713	Barclays Bank PLC
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(131,547)	—	(131,547)	Deutsche Bank AG
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(125,332)	—	(125,332)	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	141,248	—	141,248	Deutsche Bank AG
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	127,296	—	127,296	Deutsche Bank AG
					$3,893,403	$(306)	$3,893,709

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
(4)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 22.38 bps quarterly.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$ —	$24,987,014
JPMorgan Securities LLC	800,000	16,720,702
Total	$800,000	$41,707,716
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$ —	$ 207,801,581	$ —
Ireland	—	15,931,240	—
Netherlands	—	1,140,829	—
Spain	—	9,257,650	—
United States	—	94,188,431	15,269,413

Bank Loans	—	3,423,187	—
Commercial Mortgage-Backed Securities	—	133,814,647	—
Convertible Bond	—	6,354,890	—
Corporate Bonds
Belgium	—	2,558,208	—
Canada	—	15,193,998	—
China	—	10,778,659	—
Dominican Republic	—	765,000	—
France	—	13,492,741	11,362
Germany	—	11,784,243	—
Hungary	—	416,822	—
Indonesia	—	1,567,257	—
Israel	—	5,349,396	—
Italy	—	13,615,094	—
Japan	—	5,598,725	—
Kazakhstan	—	1,541,254	—
Luxembourg	—	1,771,931	—
Mexico	—	22,514,936	—
Netherlands	—	10,933,043	—
Peru	—	1,401,469	—
Portugal	—	5,736,046	—
Romania	—	2,319,225	—
Russia	—	7,699,051	—
Singapore	—	375,280	—
South Africa	—	2,078,210	—
South Korea	—	2,681,524	—
Spain	—	5,005,663	—
Supranational Bank	—	36,612,151	—
Switzerland	—	11,399,144	—
Tunisia	—	723,464	—
United Arab Emirates	—	3,483,375	—
United Kingdom	—	27,658,628	—
United States	—	177,810,288	—

Municipal Bond	—	447,886	—
Residential Mortgage-Backed Securities	—	50,646,341	5,530,000

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds
Albania	$ —	$ 1,585,680	$ —
Argentina	—	31,037,798	—
Australia	—	2,316,682	—
Austria	—	4,424,653	—
Belgium	—	7,613,714	—
Brazil	—	34,621,030	—
Bulgaria	—	7,913,859	—
Canada	—	7,975,483	—
Cayman Islands	—	2,204,517	—
Chile	—	799,129	—
China	—	148,692	—
Colombia	—	18,923,396	—
Croatia	—	11,978,970	—
Cyprus	—	33,335,489	—
Czech Republic	—	1,393,495	—
Denmark	—	3,524,572	—
Dominican Republic	—	4,144,000	—
Egypt	—	2,527,132	—
Finland	—	739,204	—
France	—	29,393,510	—
Germany	—	587,338	—
Greece	—	47,905,903	—
Guernsey	—	1,921,674	—
Hong Kong	—	2,114,070	—
Hungary	—	20,792,765	—
Iceland	—	7,592,169	—
Indonesia	—	27,946,100	—
Iraq	—	1,694,832	—
Ireland	—	2,935,883	—
Isle of Man	—	8,740,355	—
Israel	—	3,851,150	—
Italy	—	79,297,253	—
Japan	—	35,327,081	—
Jersey	—	166,920	—
Kazakhstan	—	4,352,760	—
Kuwait	—	2,021,300	—
Latvia	—	240,613	—
Lithuania	—	9,375,773	—
Macedonia	—	4,325,575	—
Malaysia	—	9,227,040	—
Mexico	—	30,190,713	—
Montenegro	—	1,448,755	—
New Zealand	—	6,782,370	—
Norway	—	3,967,255	—
Panama	—	6,887,539	—
Peru	—	17,470,060	—
Poland	—	14,274,640	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Portugal	$ —	$ 47,657,686	$ —
Qatar	—	3,171,140	—
Romania	—	9,067,194	—
Russia	—	1,273,719	—
Saudi Arabia	—	7,807,932	—
Senegal	—	1,527,415	—
Serbia	—	4,345,320	—
Singapore	—	1,146,189	—
Slovenia	—	8,615,349	—
South Africa	—	9,830,718	—
South Korea	—	6,045,468	—
Spain	—	84,813,417	—
Sweden	—	5,893,327	—
Thailand	—	1,585,479	—
Turkey	—	11,226,157	—
Ukraine	—	1,753,001	—
United Arab Emirates	—	2,805,740	—
United Kingdom	—	17,237,721	—
Uruguay	—	1,180,926	—

U.S. Government Agency Obligations	—	4,560,480	—
U.S. Treasury Obligations	—	7,493,913	—
Common Stock
Colombia	19,997	—	—
Preferred Stock
United States	103,760	—	—

Affiliated Mutual Funds	67,426,935	—	—
Options Purchased	—	57,356,633	—
Options Written	—	(54,548,262)	(56,610)
Other Financial Instruments*
Futures Contracts	20,524,300	—	—
OTC Forward Foreign Currency Exchange Contracts	—	5,519,541	—
OTC Cross Currency Exchange Contracts	—	5,389,540	—
OTC Packaged Credit Default Swap Agreements	—	(440,848)	—
Centrally Cleared Credit Default Swap Agreements	—	1,888,053	—
OTC Credit Default Swap Agreements	—	(1,064,510)	1,633
OTC Currency Swap Agreement	—	227,799	—
OTC Forward Rate Agreements	—	—	(219,694)
Centrally Cleared Inflation Swap Agreements	—	(109,724)	—
Centrally Cleared Interest Rate Swap Agreements	—	21,487,600	—
OTC Interest Rate Swap Agreements	—	3,893,403	—
Total	$88,074,992	$1,762,547,914	$20,536,104

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 10/31/18	$12,695,642	$ 262,834	$ 144,688	$ —
Realized gain (loss)	1,450	—	—	—
Change in unrealized appreciation (depreciation)	(2,920)	—	827	—
Purchases/Exchanges/Issuances	3,200,000	—	—	5,530,000
Sales/Paydowns	(627,960)	—	—	—
Accrued discount/premium	3,201	—	52	—
Transfers into of Level 3	—	—	10,483	—
Transfers out of Level 3	—	(262,834)	(144,688)	—
Balance as of 01/31/19	$15,269,413	$ —	$ 11,362	$5,530,000
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (2,920)	$ —	$ 827	$ —

	Options Written	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 10/31/18	$ (4,755)	$ 8,043	$(271,942)
Realized gain (loss)	—	7,744	(221,545)
Change in unrealized appreciation (depreciation)	(51,855)	(6,410)	52,248
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	—	(7,744)	221,545
Accrued discount/premium	—	—	—
Transfers into of Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 01/31/19	$(56,610)	$ 1,633	$(219,694)
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(51,855)	$ 1,633	$(219,694)
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of January 31, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities	$15,269,413	Market Approach	Single Broker Indicative Quote
Corporate Bonds	11,362	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	5,530,000	Market Approach	Single Broker Indicative Quote
Options Written	(56,610)	Market Approach	Single Broker Indicative Quote

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Level 3 Securities	Fair Value as of January 31, 2019	Valuation Methodology	Unobservable Inputs
Credit Default Swap Agreements	1,633	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	(219,694)	Market Approach	Single Broker Indicative Quote
	$20,536,104
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$262,834	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Corporate Bonds	$144,688	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Corporate Bonds	$ 10,483	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:
Sovereign Bonds	43.4%
Collateralized Loan Obligations	13.2
Commercial Mortgage-Backed Securities	7.4
Banks	5.6
Residential Mortgage-Backed Securities	5.3
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	3.7
Options Purchased	3.2
Multi-National	2.0
Oil & Gas	2.0
Electric	1.2
Chemicals	1.2
Consumer Loans	1.2
Student Loans	1.1
Media	0.9
Commercial Services	0.8
Transportation	0.7
Pipelines	0.7
Home Equity Loans	0.6
Pharmaceuticals	0.6
Auto Manufacturers	0.6
Diversified Financial Services	0.6
Retail	0.5
Automobiles	0.5
Telecommunications	0.5%
Insurance	0.5
U.S. Treasury Obligations	0.4
Home Builders	0.4
Investment Companies	0.3
Real Estate Investment Trusts (REITs)	0.3
Healthcare-Services	0.3
Entertainment	0.3
U.S. Government Agency Obligations	0.3
Building Materials	0.3
Mining	0.3
Software	0.3
Aerospace & Defense	0.2
Other	0.2
Biotechnology	0.2
Computers	0.2
Healthcare-Products	0.2
Foods	0.2
Auto Parts & Equipment	0.1
Beverages	0.1
Miscellaneous Manufacturing	0.1
Oil & Gas Services	0.1
Engineering & Construction	0.1
Home Furnishings	0.1
Apparel	0.1

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Industry Classification (continued):
Housewares	0.1%
Internet	0.1
Packaging & Containers	0.0*
Forest Products & Paper	0.0*
Household Products/Wares	0.0*
Electronics	0.0*
Lodging	0.0*
Municipal Bond	0.0*
Office/Business Equipment	0.0*
Airlines	0.0*
Semiconductors	0.0*
Leisure Time	0.0*
Agriculture	0.0* %
Oil, Gas & Consumable Fuels	0.0*
103.3
Options Written	(3.0)
Liabilities in excess of other assets	(0.3)
100.0%

*	Less than +/- 0.05%

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 96.7%
Asset-Backed Securities 19.4%
Cayman Islands 13.5%
Bain Capital Credit CLO, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.732%(c)	04/23/31	250	$ 246,513
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	4.123(c)	01/17/28	250	244,535
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.743(c)	04/17/31	250	246,660
Cent CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.550(c)	04/30/31	250	247,431
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.797(c)	04/15/31	250	247,148
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.795(c)	04/26/31	250	245,943
MidOcean Credit CLO,
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.795(c)	02/20/31	250	247,088
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.295(c)	02/20/31	250	245,910

OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.523(c)	04/17/31	250	249,169
Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	4.013(c)	01/17/30	250	248,720
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%	4.061(c)	07/20/27	250	244,676
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	4.287(c)	04/15/29	250	247,002

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Venture CLO Ltd., Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	4.181%(c)	10/20/28		250	$ 249,943
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.741(c)	04/25/31		250	246,594
					3,457,332
Ireland 2.2%
Arbour CLO Ltd., Series 2018-03A, Class B1R, 144A	1.920(cc)	03/15/29	EUR	250	285,708
Armada Euro CLO, Series 2018-02A, Class A3, 144A	1.500(cc)	11/15/31	EUR	250	285,764
					571,472
Spain 0.6%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	136	155,591
United States 3.1%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.710(c)	05/17/31		250	245,963
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30		100	105,006
Oportun Funding LLC, Series 2018-A, Class A, 144A	3.610	03/08/24		250	249,291
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.360(c)	02/25/23		100	100,089
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.160(c)	08/25/25		100	100,060
					800,409
Total Asset-Backed Securities (cost $5,069,631)					4,984,804

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Commercial Mortgage-Backed Securities 9.4%
United States
BANK, Series 2018-BN10, Class A4	3.428%	02/15/61		250	$ 248,688
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		200	200,411
Series 2018-B03, Class A3	3.746	04/10/51		125	126,652
Series 2018-B1, Class A3	3.355	01/15/51		175	174,105

Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51		150	152,391
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.667(cc)	11/25/25		4,632	172,286
GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51		125	126,863
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A3	3.418	12/15/50		750	741,563
Series 2018-C08, Class A3	3.720	02/15/51		250	252,849

Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684	10/15/49		250	236,967
Total Commercial Mortgage-Backed Securities (cost $2,458,126)					2,432,775
Corporate Bonds 22.6%
Canada 1.1%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		25	24,250
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		25	24,094

Hydro-Quebec, Gov’t. Gtd. Notes	9.375	04/15/30		150	231,135
					279,479
China 0.9%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	100	113,549
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000	04/28/22	EUR	100	115,606
					229,155

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
France 0.5%
Credit Agricole Assurances SA, Sub. Notes	4.250%(ff)	—(rr)	EUR	100	$ 117,597
Germany 1.8%
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	76,206
Deutsche Bank AG, Sr. Unsec’d. Notes	4.250	02/04/21		200	198,420
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes	3.500	09/30/24	EUR	100	111,551
Takko Luxembourg SCA, Sr. Sec’d. Notes, MTN	5.375	11/15/23	EUR	100	83,384
					469,561
Italy 1.6%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	122,836
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375	01/12/23		200	186,460
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	117,035
					426,331
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638	06/20/22	CHF	50	51,375
Mexico 1.2%
Petroleos Mexicanos, Gtd. Notes	3.625	11/24/25	EUR	300	323,120
Netherlands 0.6%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	3.400	07/22/25	AUD	200	151,349
Peru 0.8%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		228	199,578

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Russia 0.5%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250%	04/06/24	GBP	100	$ 132,684
Spain 0.5%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	100	121,182
Supranational Bank 0.5%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	200	130,723
Switzerland 0.8%
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	4.125	09/24/25		200	202,382
United Kingdom 2.2%
CPUK Finance Ltd., Sec’d. Notes	4.875	02/28/47	GBP	100	126,078
DS Smith PLC, Sr. Unsec’d. Notes, MTN	1.375	07/26/24	EUR	100	111,324
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes	3.875	09/12/23		200	196,458
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.173(c)	03/15/22	GBP	100	131,173
					565,033
United States 9.4%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	113,291
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		50	52,275
Calpine Corp., Sr. Unsec’d. Notes	5.375	01/15/23		100	97,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/28		75	71,250
Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		100	95,602
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23		50	47,750

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Discovery Communications LLC, Gtd. Notes	4.900%	03/11/26		100	$ 102,321
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		75	64,500
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		25	24,680
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.815	11/02/27		200	168,332
General Motors Financial Co., Inc., Gtd. Notes	3.850	01/05/28		100	89,234
Kinder Morgan, Inc., Gtd. Notes	4.300	03/01/28		200	201,697
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		100	92,603
L Brands, Inc., Gtd. Notes	5.250	02/01/28		40	35,100
Liberty Mutual Group, Inc., Gtd. Notes	2.750	05/04/26	EUR	100	119,481
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	1.342(ff)	10/23/26	EUR	100	113,211
Sub. Notes, GMTN	4.350	09/08/26		100	101,183

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		25	24,107
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125	07/15/23		15	15,183
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26		100	96,098
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		53	53,689
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500	11/01/23		50	49,812
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		50	49,500
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		25	23,279
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	122,723
Tenet Healthcare Corp., Sec’d. Notes, 144A	6.250	02/01/27		25	25,156
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27		100	98,530

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500%	09/01/26		10	$ 10,125
William Lyon Homes, Inc., Gtd. Notes	6.000	09/01/23		50	45,625
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.600	03/15/22		100	100,086
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414	12/13/22	EUR	100	116,291
					2,419,964
Total Corporate Bonds (cost $6,086,623)					5,819,513
Residential Mortgage-Backed Securities 0.9%
Bermuda 0.6%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.110(c)	04/25/28		167	167,000
United States 0.3%
LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.020(c)	04/01/23		76	76,181
Total Residential Mortgage-Backed Securities (cost $243,285)					243,181
Sovereign Bonds 40.9%
Argentina 1.6%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820	12/31/33	EUR	310	318,005
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	97,007
					415,012
Austria 0.6%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	160	156,683

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Brazil 2.4%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%	02/15/28		600	$ 608,850
Bulgaria 0.5%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	124,588
Canada 0.5%
City of Toronto Canada, Unsec’d. Notes	3.500	12/06/21	CAD	150	123,974
Chile 0.5%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	130,699
Colombia 1.0%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	200	259,938
Croatia 0.8%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.000	01/26/24		200	220,003
Cyprus 1.7%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	67,633
Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	300	373,698
					441,331
Dominican Republic 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	102,750
France 1.4%
French Republic Government Bond OAT, Bonds	2.750	10/25/27	EUR	260	358,559
Greece 2.1%
Hellenic Republic Government Bond,
Bonds	0.000(cc)	10/15/42	EUR	9,000	31,728
Bonds	3.000(cc)	02/24/37	EUR	440	442,035

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	3.375%	02/15/25	EUR	20	$22,702

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	57,996
					554,461
Hungary 0.7%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	117,921
Sr. Unsec’d. Notes	6.375	03/29/21		50	53,004
					170,925
Indonesia 0.8%
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN	4.125	01/15/25		200	201,085
Israel 0.5%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	118,354
Italy 5.9%
Italy Buoni Poliennali del Tesoro,
Bonds	2.000	12/01/25	EUR	275	314,376
Bonds, 144A	2.800	03/01/67	EUR	105	102,877
Unsec’d. Notes, 144A	4.500	03/01/26	EUR	250	330,903

Italy Buoni Poliennali Del Tesoro, Bonds	2.800	12/01/28	EUR	165	192,576
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000(c)	06/15/20	EUR	100	117,087
Sr. Unsec’d. Notes, EMTN	5.125	07/31/24	EUR	350	465,636
					1,523,455
Kazakhstan 0.5%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	115	132,953

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Malaysia 0.4%
Malaysia Government Bond, Sr. Unsec’d. Notes, Series 0314	4.048%	09/30/21	MYR	457	$ 112,777
Mexico 1.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	111,026
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	100	120,876
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	150	232,152
					464,054
New Zealand 0.6%
New Zealand Local Government Funding Agency Bond, Sr. Unsec’d. Notes	4.500	04/15/27	NZD	200	153,017
Panama 0.8%
Panama Government International Bond, Sr. Unsec’d. Notes	3.875	03/17/28		200	203,702
Peru 0.5%
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	125,505
Poland 0.8%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		200	211,598
Portugal 2.6%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	435	604,522
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	55	79,267
					683,789
Romania 0.4%
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	112,159
Saudi Arabia 0.8%
Saudi Government International Bond, Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		200	194,676

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Senegal 0.4%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750%	03/13/28	EUR	100	$ 109,492
Spain 6.1%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	111,341
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	200	311,474
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	82,918
Sr. Unsec’d. Notes, 144A	5.500	04/30/21	EUR	400	516,004
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	250	390,794

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	155,393
					1,567,924
Sweden 1.3%
Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	0.500	03/15/22	ZAR	2,000	115,050
Sweden Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	0.125	04/24/23	EUR	180	208,303
					323,353
Turkey 1.3%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.125	04/11/23	EUR	100	116,557
Sr. Unsec’d. Notes	7.000	03/11/19		100	100,250
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	107,152
					323,959
United Arab Emirates 0.8%
Abu Dhabi Government International Bond, Sr. Unsec’d. Notes	2.500	10/11/22		200	196,000

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Uruguay 0.4%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375%	10/27/27	39	$ 40,550
Sr. Unsec’d. Notes	4.375	01/23/31	63	63,767
				104,317
Total Sovereign Bonds (cost $10,768,594)				10,529,942
U.S. Government Agency Obligation 0.4%
Indonesia Government USAID Bond Gov’t. Gtd. Notes (cost $99,889)	9.300	07/01/20	97	101,617
U.S. Treasury Obligation 3.1%
U.S. Treasury Bonds(k) (cost $820,375)	2.750	08/15/47	830	788,403

Total Long-Term Investments (cost $25,546,523)				24,900,235

	Shares
Short-Term Investments 1.6%
Affiliated Mutual Fund 1.5%
PGIM Core Ultra Short Bond Fund (cost $367,571)(w)	367,571	367,571
Options Purchased*~ 0.1%
	(cost $2,690)	31,368

	Total Short-Term Investments (cost $370,261)	398,939
	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.3% (cost $25,916,784)	25,299,174
Options Written*~ (0.1)%
	(premiums received $9,761)	(27,215)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.2% (cost $25,907,023)	25,271,959
	Other assets in excess of liabilities(z) 1.8%	473,770

	Net Assets 100.0%	$25,745,729

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(4,643) and (0.0)% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co International PLC	11/21/19	0.13%	—	100	$ 437
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	465
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	65	543
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	158	1,271
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	313	2,775
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	320	2,938
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	63	621
Total OTC Traded (cost $915)							$9,050

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 11/11/22	Call	Goldman Sachs International	11/09/20	3.88%	3.88%(A)	3 Month SAIBOR(Q)	SAR	4,501	$17,957
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		185	33
CDX.NA.HY.31.V1, 12/20/23	Call	Deutsche Bank AG	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		185	33
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$106.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		170	148

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.30.V1, 12/20/23	Call	JPMorgan Chase Bank, N.A.	03/20/19	2.63%	5.00%(Q)	iTraxx.XO. 30.V1(Q)	EUR	400	$ 13
2- Year Interest Rate Swap, 11/11/22	Put	Goldman Sachs International	11/09/20	3.88%	3.88%(A)	3 Month SAIBOR(Q)	SAR	4,501	4,134
Total OTC Swaptions (cost $1,775)									$22,318
Total Options Purchased (cost $2,690)									$31,368
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$66.00	—	70	$(971)
(premiums received $371)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 11/12/22	Call	Goldman Sachs International	11/09/20	3.23%	3.23%(S)	3 Month LIBOR(Q)		1,200	$(19,972)
2- Year Interest Rate Swap, 11/12/22	Put	Goldman Sachs International	11/09/20	3.23%	3.23%(S)	3 Month LIBOR(Q)		1,200	(2,239)
CDX.NA.HY.31.V1, 12/20/23	Put	Deutsche Bank AG	07/17/19	$ 95.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		370	(1,779)
iTraxx.XO.30.V2, 12/20/23	Put	BNP Paribas	06/19/19	4.50%	5.00%(Q)	iTraxx.XO. 30.V2(Q)	EUR	400	(2,254)
Total OTC Swaptions (premiums received $9,390)									$(26,244)
Total Options Written (premiums received $9,761)									$(27,215)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
122	5 Year U.S. Treasury Notes	Mar. 2019	$14,012,844	$228,790
10	10 Year U.S. Treasury Notes	Mar. 2019	1,224,687	7,109
1	10 Year U.S. Ultra Treasury Notes	Mar. 2019	130,688	(16)
3	20 Year U.S. Treasury Bonds	Mar. 2019	440,062	22,110
7	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	1,127,875	45,719
5	Euro-OAT	Mar. 2019	875,159	12,556
				316,268
Short Positions:
7	2 Year U.S. Treasury Notes	Mar. 2019	1,486,297	(5,109)
26	5 Year Euro-Bobl	Mar. 2019	3,955,933	(18,886)
15	10 Year Euro-Bund	Mar. 2019	2,844,381	(43,552)
1	10 Year U.K. Gilt	Mar. 2019	162,021	(1,718)
1	30 Year Euro Buxl	Mar. 2019	212,735	(10,553)
26	Euro Schatz Index	Mar. 2019	3,329,346	870
				(78,948)
				$237,320
Forward foreign currency exchange contracts outstanding at January 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 02/11/19	BNP Paribas	ARS	1,827	$ 46,551	$ 48,448	$ 1,897	$ —
Expiring 02/11/19	Morgan Stanley & Co. International PLC	ARS	1,193	30,727	31,645	918	—
Expiring 02/28/19	BNP Paribas	ARS	900	23,126	23,466	340	—
Australian Dollar,
Expiring 04/18/19	BNP Paribas	AUD	75	53,600	54,590	990	—
Expiring 04/18/19	Citibank, N.A.	AUD	77	54,700	55,893	1,193	—
Expiring 04/18/19	JPMorgan Chase Bank, N.A.	AUD	100	72,000	72,637	637	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	AUD	55	40,142	40,018	—	(124)
Brazilian Real,
Expiring 02/04/19	Barclays Bank PLC	BRL	274	70,000	75,179	5,179	—
Expiring 02/04/19	Barclays Bank PLC	BRL	264	68,162	72,472	4,310	—
Expiring 02/04/19	Citibank, N.A.	BRL	347	90,417	95,213	4,796	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	201	51,900	55,121	3,221	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/04/19	UBS AG	BRL	288	$ 78,000	$ 78,866	$ 866	$ —
Expiring 03/06/19	JPMorgan Chase Bank, N.A.	BRL	1,005	266,554	274,990	8,436	—
Canadian Dollar,
Expiring 04/18/19	Barclays Bank PLC	CAD	27	20,483	20,472	—	(11)
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	81	61,300	61,858	558	—
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	44,683	67,000	68,140	1,140	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	38,618	58,022	58,890	868	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	70,798	108,270	107,963	—	(307)
Chinese Renminbi,
Expiring 04/25/19	BNP Paribas	CNH	949	141,511	141,466	—	(45)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	355,816	111,868	114,505	2,637	—
Expiring 02/20/19	JPMorgan Chase Bank, N.A.	COP	84,979	27,357	27,347	—	(10)
Czech Koruna,
Expiring 04/17/19	UBS AG	CZK	4,176	186,677	185,969	—	(708)
Expiring 04/17/19	UBS AG	CZK	4,176	186,876	185,969	—	(907)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	675	35,950	36,381	431	—
Expiring 07/15/19	Citibank, N.A.	EGP	417	22,176	22,449	273	—
Expiring 07/29/19	Citibank, N.A.	EGP	184	9,782	9,860	78	—
Euro,
Expiring 04/17/19	Citibank, N.A.	EUR	74	83,900	84,702	802	—
Hungarian Forint,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	21,508	78,487	78,361	—	(126)
Indian Rupee,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	4,962	69,311	69,401	90	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	20,102	284,384	281,148	—	(3,236)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	20,102	284,042	281,148	—	(2,894)
Indonesian Rupiah,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,233,138	87,000	87,767	767	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,078,440	$ 76,000	$ 76,756	$ 756	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	993,120	68,162	70,684	2,522	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	837,932	56,617	59,638	3,021	—
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	256	70,000	70,730	730	—
Expiring 04/25/19	UBS AG	ILS	71	19,786	19,762	—	(24)
Expiring 11/29/19	Citibank, N.A.	ILS	2,289	630,000	643,319	13,319	—
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	7,471	68,465	69,021	556	—
Expiring 04/17/19	The Toronto-Dominion Bank	JPY	7,471	68,804	69,021	217	—
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	227	11,518	11,773	255	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	1,389	69,000	72,118	3,118	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	911	45,953	47,309	1,356	—
New Taiwanese Dollar,
Expiring 03/20/19	Barclays Bank PLC	TWD	2,605	85,000	85,064	64	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	3,557	116,045	116,125	80	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	3,454	112,000	112,776	776	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,759	122,000	122,742	742	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,624	118,475	118,313	—	(162)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	3,597	117,000	117,446	446	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	2,093	68,000	68,328	328	—
New Zealand Dollar,
Expiring 04/18/19	Barclays Bank PLC	NZD	68	47,013	46,850	—	(163)
Norwegian Krone,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	NOK	1,148	134,876	136,580	1,704	—
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	264	78,000	79,343	1,343	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 03/20/19	BNP Paribas	PEN	147	$ 43,388	$ 44,200	$ 812	$ —
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	4,849	92,000	92,733	733	—
Expiring 03/20/19	Barclays Bank PLC	PHP	4,599	86,582	87,949	1,367	—
Expiring 03/20/19	Barclays Bank PLC	PHP	4,366	83,000	83,482	482	—
Expiring 03/20/19	Barclays Bank PLC	PHP	3,732	70,000	71,359	1,359	—
Expiring 03/20/19	Citibank, N.A.	PHP	3,458	64,998	66,131	1,133	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,743	89,000	90,705	1,705	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	4,018	76,000	76,827	827	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	3,597	68,000	68,776	776	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	PHP	844	15,838	16,149	311	—
Polish Zloty,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	PLN	303	81,857	81,665	—	(192)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	6,340	93,566	96,371	2,805	—
Expiring 03/20/19	Barclays Bank PLC	RUB	5,334	80,000	81,085	1,085	—
Expiring 03/20/19	Barclays Bank PLC	RUB	5,009	74,000	76,145	2,145	—
Expiring 03/20/19	Barclays Bank PLC	RUB	4,635	69,247	70,457	1,210	—
Expiring 03/20/19	Barclays Bank PLC	RUB	4,630	69,627	70,384	757	—
Expiring 03/20/19	Barclays Bank PLC	RUB	4,595	69,379	69,852	473	—
Expiring 03/20/19	Barclays Bank PLC	RUB	4,463	67,000	67,843	843	—
Expiring 03/20/19	Barclays Bank PLC	RUB	4,458	66,294	67,775	1,481	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	4,717	69,054	71,702	2,648	—
Singapore Dollar,
Expiring 02/08/19	Deutsche Bank AG	SGD	92	67,000	68,514	1,514	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	112	82,000	83,156	1,156	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	103	75,000	76,354	1,354	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	90	67,000	66,923	—	(77)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	41	30,400	30,642	242	—
South African Rand,
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	814	56,801	61,120	4,319	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/08/19	UBS AG	ZAR	1,434	$ 107,723	$ 107,662	$ —	$ (61)
South Korean Won,
Expiring 03/20/19	Bank of America, N.A.	KRW	88,866	79,973	79,984	11	—
Swedish Krona,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	SEK	1,200	134,735	133,449	—	(1,286)
Swiss Franc,
Expiring 04/17/19	Barclays Bank PLC	CHF	131	133,171	132,901	—	(270)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	66	67,000	67,036	36	—
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	15,232	463,709	487,624	23,915	—
Expiring 02/08/19	Citibank, N.A.	THB	2,940	91,000	94,111	3,111	—
Expiring 02/08/19	Citibank, N.A.	THB	2,775	87,000	88,844	1,844	—
Expiring 02/08/19	Citibank, N.A.	THB	2,600	82,000	83,242	1,242	—
Expiring 02/08/19	Citibank, N.A.	THB	2,536	80,000	81,193	1,193	—
Expiring 02/08/19	Citibank, N.A.	THB	2,235	68,000	71,546	3,546	—
Expiring 02/08/19	Citibank, N.A.	THB	2,215	70,000	70,912	912	—
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	2,640	80,329	84,503	4,174	—
Expiring 05/10/19	Citibank, N.A.	THB	8,401	266,977	269,645	2,668	—
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	3,122	99,370	100,207	837	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	3,629	116,000	116,483	483	—
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	249	45,592	47,362	1,770	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	1,705	302,676	323,707	21,031	—
				$9,235,275	$9,394,742	170,070	(10,603)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	Citibank, N.A.	AUD	80	$ 57,706	$ 58,556	$ —	$ (850)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	732	527,016	532,580	—	(5,564)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	1,005	$ 267,047	$ 275,467	$ —	$ (8,420)
Expiring 02/04/19	Morgan Stanley & Co. International PLC	BRL	370	94,691	101,386	—	(6,695)
Expiring 03/06/19	Barclays Bank PLC	BRL	297	81,404	81,270	134	—
British Pound,
Expiring 04/17/19	Barclays Bank PLC	GBP	100	131,625	131,676	—	(51)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	GBP	376	488,102	495,314	—	(7,212)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	GBP	55	72,000	72,395	—	(395)
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	55	73,000	72,807	193	—
Expiring 04/17/19	UBS AG	GBP	67	88,000	87,803	197	—
Expiring 04/17/19	UBS AG	GBP	10	12,937	12,902	35	—
Canadian Dollar,
Expiring 04/18/19	Goldman Sachs International	CAD	553	418,493	421,867	—	(3,374)
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	68,641	101,255	104,674	—	(3,419)
Expiring 03/20/19	Citibank, N.A.	CLP	46,069	67,941	70,253	—	(2,312)
Expiring 03/20/19	Citibank, N.A.	CLP	38,583	56,702	58,838	—	(2,136)
Expiring 03/20/19	Goldman Sachs International	CLP	38,968	56,726	59,424	—	(2,698)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	38,786	57,706	59,147	—	(1,441)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	96,182	138,000	146,673	—	(8,673)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	48,777	71,000	74,382	—	(3,382)
Chinese Renminbi,
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	2,942	432,432	438,733	—	(6,301)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	878	130,000	130,968	—	(968)
Colombian Peso,
Expiring 02/20/19	BNP Paribas	COP	146,206	46,253	47,051	—	(798)
Expiring 02/20/19	Citibank, N.A.	COP	297,047	91,000	95,593	—	(4,593)
Expiring 02/20/19	Citibank, N.A.	COP	221,948	67,266	71,425	—	(4,159)
Expiring 02/20/19	Citibank, N.A.	COP	48,135	15,000	15,490	—	(490)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	1,659	$ 74,081	$ 73,911	$ 170	$ —
Expiring 04/17/19	UBS AG	CZK	1,687	75,000	75,133	—	(133)
Expiring 04/17/19	UBS AG	CZK	1,578	70,000	70,282	—	(282)
Euro,
Expiring 03/04/19	Citibank, N.A.	EUR	3,971	4,519,831	4,556,781	—	(36,950)
Expiring 03/04/19	Deutsche Bank AG	EUR	3,971	4,519,995	4,556,783	—	(36,788)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	74	83,948	84,951	—	(1,003)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	62	71,029	71,511	—	(482)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	51	57,816	58,553	—	(737)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	97	112,127	111,897	230	—
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	87	99,000	99,730	—	(730)
Expiring 04/17/19	UBS AG	EUR	48	55,224	55,108	116	—
Hungarian Forint,
Expiring 04/17/19	Deutsche Bank AG	HUF	19,908	71,000	72,535	—	(1,535)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	47,858	171,420	174,367	—	(2,947)
Expiring 04/17/19	The Toronto-Dominion Bank	HUF	47,858	170,659	174,367	—	(3,708)
Indian Rupee,
Expiring 03/20/19	Citibank, N.A.	INR	6,462	91,000	90,378	622	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	8,292	116,132	115,972	160	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	5,389	75,000	75,369	—	(369)
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	827,741	56,617	58,913	—	(2,296)
Expiring 03/20/19	Barclays Bank PLC	IDR	713,775	48,905	50,801	—	(1,896)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,635,814	114,609	116,426	—	(1,817)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,056,816	72,000	75,217	—	(3,217)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	1,006,808	68,000	71,658	—	(3,658)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	753,744	$ 51,900	$ 53,646	$ —	$ (1,746)
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	576	157,272	159,219	—	(1,947)
Expiring 11/29/19	Goldman Sachs International	ILS	2,284	630,000	641,903	—	(11,903)
Japanese Yen,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	JPY	6,448	59,603	59,577	26	—
Expiring 04/17/19	UBS AG	JPY	2,885	26,666	26,654	12	—
Malaysian Ringgit,
Expiring 03/05/19	Barclays Bank PLC	MYR	234	55,800	57,066	—	(1,266)
Expiring 03/05/19	Barclays Bank PLC	MYR	232	55,410	56,620	—	(1,210)
Mexican Peso,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	1,269	65,900	65,879	21	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	582	28,138	30,222	—	(2,084)
New Taiwanese Dollar,
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	5,652	184,475	184,542	—	(67)
New Zealand Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	NZD	711	486,233	492,463	—	(6,230)
Norwegian Krone,
Expiring 04/17/19	BNP Paribas	NOK	241	28,719	28,690	29	—
Peruvian Nuevo Sol,
Expiring 03/20/19	BNP Paribas	PEN	45	13,367	13,387	—	(20)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	232	69,000	69,621	—	(621)
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	5,503	105,000	105,234	—	(234)
Expiring 03/20/19	Barclays Bank PLC	PHP	4,892	93,616	93,548	68	—
Expiring 03/20/19	Barclays Bank PLC	PHP	3,681	69,379	70,383	—	(1,004)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	5,347	102,000	102,247	—	(247)
Polish Zloty,
Expiring 04/17/19	Deutsche Bank AG	PLN	275	73,000	74,003	—	(1,003)
Expiring 04/17/19	Goldman Sachs International	PLN	994	264,694	267,709	—	(3,015)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	10,961	$ 166,267	$ 166,623	$ —	$ (356)
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	133	96,858	98,839	—	(1,981)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	97	71,000	71,712	—	(712)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	126	92,000	93,678	—	(1,678)
South African Rand,
Expiring 03/08/19	Citibank, N.A.	ZAR	5,587	406,560	419,591	—	(13,031)
Expiring 03/08/19	Deutsche Bank AG	ZAR	1,020	73,000	76,632	—	(3,632)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	793	56,617	59,517	—	(2,900)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	988	69,000	74,198	—	(5,198)
South Korean Won,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	282,063	252,840	253,872	—	(1,032)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	79,685	71,000	71,720	—	(720)
Swedish Krona,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	SEK	587	65,256	65,270	—	(14)
Swiss Franc,
Expiring 04/17/19	Goldman Sachs International	CHF	709	717,009	718,428	—	(1,419)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	8,401	266,266	268,934	—	(2,668)
Expiring 02/08/19	Citibank, N.A.	THB	4,648	142,000	148,789	—	(6,789)
Expiring 02/08/19	Citibank, N.A.	THB	4,100	125,000	131,246	—	(6,246)
Expiring 02/08/19	Citibank, N.A.	THB	2,679	82,000	85,754	—	(3,754)
Expiring 02/08/19	Citibank, N.A.	THB	2,439	74,000	78,096	—	(4,096)
Expiring 02/08/19	Citibank, N.A.	THB	2,373	72,000	75,976	—	(3,976)
Expiring 02/08/19	Citibank, N.A.	THB	2,289	70,000	73,294	—	(3,294)
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	3,122	99,140	99,943	—	(803)
Expiring 05/10/19	Citibank, N.A.	THB	4,556	146,085	146,225	—	(140)
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	131	23,028	24,867	—	(1,839)
Expiring 03/08/19	BNP Paribas	TRY	265	50,195	50,320	—	(125)
Expiring 03/08/19	BNP Paribas	TRY	166	30,595	31,511	—	(916)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	208	$ 36,993	$ 39,544	$ —	$ (2,551)
Expiring 03/08/19	UBS AG	TRY	375	67,000	71,237	—	(4,237)
				$20,478,576	$20,755,746	2,013	(279,183)
						$172,083	$(289,786)
Cross currency exchange contracts outstanding at January 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/17/19	Buy	HUF	3,171	EUR	10	$ 84	$ —	Citibank, N.A.
04/17/19	Buy	HUF	7,308	EUR	23	190	—	Citibank, N.A.
04/17/19	Buy	HUF	14,610	EUR	46	378	—	Citibank, N.A.
04/17/19	Buy	CHF	54	EUR	48	—	(526)	Citibank, N.A.
04/17/19	Buy	CZK	1,599	EUR	62	—	(287)	JPMorgan Chase Bank, N.A.
						$652	$(813)
Credit default swap agreements outstanding at January 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ 3,931	$ 6,597	$(2,666)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,334)	(2,474)	140	Bank of America, N.A.
Republic of Argentina	03/20/19	5.000%(Q)		100	(1,089)	(560)	(529)	HSBC Bank USA, N.A.
Republic of Italy	06/20/19	1.000%(Q)	EUR	60	(272)	(127)	(145)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	EUR	90	2,190	1,296	894	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		205	1,108	2,949	(1,841)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	45	3,735	2,796	939	Barclays Bank PLC
Republic of Turkey	06/20/19	1.000%(Q)		80	36	2,315	(2,279)	BNP Paribas
Republic of Turkey	06/20/19	1.000%(Q)		40	18	1,032	(1,014)	BNP Paribas
					$ 7,323	$13,824	$(6,501)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	70	2.407%	$ (293)	$ (209)	$ (84)	Citibank, N.A.
Commonwealth of Australia	12/20/23	1.000%(Q)	25	0.206%	947	847	100	Citibank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	375	0.697%	5,127	3,949	1,178	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.697%	1,367	1,515	(148)	Bank of America, N.A.
Republic of France	12/20/23	0.250%(Q)	100	0.362%	(485)	(330)	(155)	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)	475	1.024%	101	(3,003)	3,104	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	205	1.929%	(7,307)	(10,702)	3,395	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	85	0.680%	1,230	—	1,230	Citibank, N.A.
Republic of Portugal	06/20/23	1.000%(Q)	455	0.809%	4,111	(1,726)	5,837	Goldman Sachs International
Republic of Portugal	12/20/23	1.000%(Q)	50	0.871%	351	(29)	380	Morgan Stanley & Co International PLC
Republic of South Africa	12/20/23	1.000%(Q)	300	1.766%	(9,857)	(16,542)	6,685	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	80	2.889%	(5,810)	(10,983)	5,173	BNP Paribas
Republic of Turkey	06/20/23	1.000%(Q)	40	2.889%	(2,905)	(5,331)	2,426	BNP Paribas
Russian Federation	12/20/22	1.000%(Q)	50	1.117%	(153)	(125)	(28)	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	50	1.221%	(391)	(980)	589	BNP Paribas
Russian Federation	06/20/23	1.000%(Q)	150	1.221%	(1,173)	(2,987)	1,814	Morgan Stanley & Co International PLC
Russian Federation	06/20/23	1.000%(Q)	100	1.221%	(783)	(1,665)	882	Morgan Stanley & Co International PLC
United Kingdom	12/20/23	1.000%(Q)	25	0.358%	767	712	55	Goldman Sachs International
					$(15,156)	$(47,589)	$32,433

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)		175	$ 3,240	$1,626	$(1,614)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	149	(1,680)	415	2,095
					$ 1,560	$2,041	$ 481

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.30.V3	06/20/23	5.000%(Q)	60	3.235%	$ 4,404	$ 4,396	$ (8)
CDX.NA.HY.31.V3	12/20/23	5.000%(Q)	573	3.543%	9,320	38,110	28,790
					$13,724	$42,506	$28,782

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	$2,860	$(1,136)	$3,996	JPMorgan Securities LLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$6,354	$—	$6,354

Forward rate agreements outstanding at January 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
275	07/16/19	2.180%(T)	CM MUNI 5 Year(1)(T)	$(3,157)	$—	$(3,157)	Citibank, N.A.
275	07/16/19	3.145%(T)	CM MUNI 30 Year(2)(T)	(515)	—	(515)	Citibank, N.A.
				$(3,672)	$—	$(3,672)
(1)	The Fund pays the fixed rate and receives the floating rate.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
(2)	The Fund pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(4,589)	$(4,589)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	3,382	3,382
	240	12/19/23	1.900%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(230)	(230)
	100	01/09/29	1.995%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	540	540
					$—	$ (897)	$ (897)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	490	01/31/24	2.180%(S)	6 Month BBSW(1)(S)	$ —	$ —	$ —
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	—	6,759	6,759
AUD	100	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	—	2,549	2,549
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	21,544	21,544
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	33,009	33,009
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	6,995	6,995
CAD	2,000	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(5,474)	(7,473)	(1,999)
CAD	255	05/08/22	1.367%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(8,228)	(5,406)	2,822
CAD	460	12/10/23	2.480%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(3,878)	(4,221)	(343)
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	548	548
CAD	50	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(1,614)	(3,239)	(1,625)
CAD	40	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	12	12

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	640	12/13/23	(0.185)%(A)	6 Month CHF LIBOR(2)(S)	$ 1,412	$ 4,250	$ 2,838
CHF	70	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	196	2,042	1,846
CHF	130	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	629	629
CHF	20	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	627	627
CZK	6,100	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(1,418)	(1,418)
EUR	915	05/11/20	(0.054)%(A)	6 Month EURIBOR(2)(S)	1,838	2,088	250
EUR	390	05/15/23	0.221%(A)	6 Month EURIBOR(2)(S)	—	3,679	3,679
EUR	500	05/15/23	0.266%(A)	6 Month EURIBOR(2)(S)	—	5,931	5,931
EUR	380	08/15/23	0.390%(A)	6 Month EURIBOR(2)(S)	(332)	6,425	6,757
EUR	90	11/23/23	0.320%(A)	6 Month EURIBOR(1)(S)	(22)	(1,103)	(1,081)
EUR	811	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	(619)	14,230	14,849
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,922	13,482	7,560
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(10,466)	4,862	15,328
EUR	150	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	6,452	6,452
EUR	150	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(6,363)	(6,363)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	2,091	2,091
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(2,068)	(2,068)
EUR	290	01/07/49	1.475%(A)	3 Month EURIBOR(2)(Q)	—	2,401	2,401
EUR	290	01/07/49	1.484%(A)	6 Month EURIBOR(1)(S)	—	(2,352)	(2,352)
EUR	60	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	1,715	4,537	2,822
GBP	530	12/18/23	1.334%(S)	6 Month GBP LIBOR(2)(S)	1,991	3,175	1,184

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	475	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	$ 15,273	$ 4,528	$ (10,745)
GBP	180	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	(6,048)	5,462	11,510
HUF	197,600	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(327)	8,645	8,972
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	9,737	4,998	(4,739)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	12,412	12,412
JPY	282,370	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(900)	(900)
JPY	69,940	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(25)	(25)
JPY	71,505	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(638)	(1,790)	(1,152)
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	9,006	9,006
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	14,555	14,555
JPY	176,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	72,791	72,791
JPY	4,500	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	2,156	2,156
JPY	5,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	1,746	1,746
JPY	16,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	—	10,801	10,801
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	(56)	(56)
KRW	269,200	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	29	29
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(2,289)	(2,289)
MXN	3,330	06/30/28	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(4,770)	(4,770)
NOK	5,900	11/28/23	1.915%(A)	6 Month NIBOR(2)(S)	2,470	4,586	2,116
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	5,750	4,850	(900)
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	5,881	5,881

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	1,030	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	$ —	$ 6,031	$ 6,031
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(19,526)	(1,166)	18,360
PLN	850	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	6,504	6,504
PLN	570	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(12,638)	(12,638)
PLN	45	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	837	837
PLN	462	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(7,646)	(7,646)
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	4,078	5,178	1,100
SEK	3,100	09/12/23	0.497%(A)	3 Month STIBOR(2)(Q)	(2,354)	2,553	4,907
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(351)	5,675	6,026
	2,000	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	3,482	3,482
	6,100	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	47,587	64,584	16,997
	3,525	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	12,785	19,914	7,129
	2,120	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	—	9,664	9,664
	2,750	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	31	10,080	10,049
	5,385	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	—	(5,652)	(5,652)
	650	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	(739)	(739)
	1,310	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(30)	(2,198)	(2,168)
	915	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(5,093)	(5,093)
	5,715	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(70,076)	(70,076)
	1,690	11/23/23	3.016%(S)	3 Month LIBOR(1)(Q)	(9,441)	(38,684)	(29,243)
	300	07/17/24	2.926%(S)	3 Month LIBOR(2)(Q)	—	5,655	5,655
	1,595	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,002	18,996	7,994
	590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(8,501)	(8,501)
	600	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(20,766)	(20,766)
	360	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(215)	(9,576)	(9,361)
	595	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(20,134)	(20,134)
	475	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	375	(15,619)	(15,994)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	592	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	$ 94	$ (19,624)	$ (19,718)
	145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	3,912	3,912
	65	07/17/49	2.914%(S)	3 Month LIBOR(1)(Q)	—	(1,502)	(1,502)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	3,468	9,710	6,242
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(45)	4,296	4,341
					$ 56,116	$204,747	$148,631

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	$ 3,330	$—	$ 3,330	JPMorgan Chase Bank, N.A.
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	3,695	—	3,695	Citibank, N.A.
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,690	—	1,690	UBS AG
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	1,943	—	1,943	Citibank, N.A.
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	3,900	—	3,900	JPMorgan Chase Bank, N.A.
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	3,253	—	3,253	BNP Paribas
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	3,763	—	3,763	JPMorgan Chase Bank, N.A.
SAR	1,600	01/20/22	3.155%(A)	3 Month SAIBOR(1)(Q)	(1,016)	4	(1,020)	Morgan Stanley & Co International PLC
THB	10,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	682	—	682	Citibank, N.A.
					$21,240	$ 4	$21,236

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
JPMorgan Securities LLC	$299,807	$788,403

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$ —	$ 3,457,332	$ —
Ireland	—	571,472	—
Spain	—	155,591	—
United States	—	800,409	—
Commercial Mortgage-Backed Securities
United States	—	2,432,775	—
Corporate Bonds
Canada	—	279,479	—
China	—	229,155	—
France	—	117,597	—
Germany	—	469,561	—
Italy	—	426,331	—
Kazakhstan	—	51,375	—
Mexico	—	323,120	—
Netherlands	—	151,349	—
Peru	—	199,578	—
Russia	—	132,684	—
Spain	—	121,182	—
Supranational Bank	—	130,723	—
Switzerland	—	202,382	—
United Kingdom	—	565,033	—
United States	—	2,419,964	—
Residential Mortgage-Backed Securities
Bermuda	—	167,000	—
United States	—	76,181	—
Sovereign Bonds
Argentina	—	415,012	—
Austria	—	156,683	—
Brazil	—	608,850	—
Bulgaria	—	124,588	—
Canada	—	123,974	—
Chile	—	130,699	—
Colombia	—	259,938	—
Croatia	—	220,003	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Cyprus	$ —	$ 441,331	$ —
Dominican Republic	—	102,750	—
France	—	358,559	—
Greece	—	554,461	—
Hungary	—	170,925	—
Indonesia	—	201,085	—
Israel	—	118,354	—
Italy	—	1,523,455	—
Kazakhstan	—	132,953	—
Malaysia	—	112,777	—
Mexico	—	464,054	—
New Zealand	—	153,017	—
Panama	—	203,702	—
Peru	—	125,505	—
Poland	—	211,598	—
Portugal	—	683,789	—
Romania	—	112,159	—
Saudi Arabia	—	194,676	—
Senegal	—	109,492	—
Spain	—	1,567,924	—
Sweden	—	323,353	—
Turkey	—	323,959	—
United Arab Emirates	—	196,000	—
Uruguay	—	104,317	—

U.S. Government Agency Obligation	—	101,617	—
U.S. Treasury Obligation	—	788,403	—
Affiliated Mutual Fund	367,571	—	—
Options Purchased	—	31,368	—
Options Written	—	(26,244)	(971)
Other Financial Instruments*
Futures Contracts	237,320	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(117,703)	—
OTC Cross Currency Exchange Contracts	—	(161)	—
Centrally Cleared Credit Default Swap Agreements	—	29,263	—
OTC Credit Default Swap Agreements	—	(4,973)	—
OTC Currency Swap Agreement	—	6,354	—
OTC Forward Rate Agreements	—	—	(3,672)
Centrally Cleared Inflation Swap Agreements	—	(897)	—
Centrally Cleared Interest Rate Swap Agreements	—	148,631	—
OTC Interest Rate Swap Agreements	—	21,240	—
Total	$604,891	$24,987,113	$(4,643)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:
Sovereign Bonds	40.9%
Collateralized Loan Obligations	16.6
Commercial Mortgage-Backed Securities	9.4
Banks	4.5
U.S. Treasury Obligation	3.1
Oil & Gas	2.2
Insurance	1.9
Consumer Loans	1.8
Residential Mortgage-Backed Securities	1.5
Electric	1.5
Affiliated Mutual Fund	1.5
Pipelines	1.3
Auto Manufacturers	0.9
Pharmaceuticals	0.9
Healthcare-Products	0.9
Media	0.9
Commercial Services	0.9
Diversified Financial Services	0.9
Retail	0.8
Entertainment	0.7
Multi-National	0.5
Transportation	0.5%
Chemicals	0.4
Packaging & Containers	0.4
Credit Card	0.4
U.S. Government Agency Obligation	0.4
Home Builders	0.4
Housewares	0.4
Biotechnology	0.4
Foods	0.4
Apparel	0.3
Healthcare-Services	0.3
Aerospace & Defense	0.2
Options Purchased	0.1
Computers	0.1
98.3
Options Written	(0.1)
Other assets in excess of liabilities	1.8
100.0%

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
A —Annual payment frequency for swaps
ABS—Asset-Backed Security
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CABS—Capital Appreciation Bonds
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OAT—Obligations Assimilables du Tresor
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STACR—Structured Agency Credit Risk
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TELBOR—Tel Aviv Interbank Offered Rate
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset

Notes to Schedules of Investments (unaudited)
values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	March 14, 2019

* Print the name and title of each signing officer under his or her signature.